Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
May 31, 2026
SEI-NPRT1-0726
1.816014.121
Common Stocks - 100.0%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)(c)	130,966	1,513,967
Information Technology - 0.0%
Software - 0.0%
Big Digital Energy Inc (b)(c)	5,346	38,652
TOTAL AUSTRALIA		1,552,619
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	528,181	12,544,299
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	822,553	10,290,139
Liberty Global Ltd Class B (c)	2	28
Liberty Global Ltd Class C (c)	740,995	9,010,499

TOTAL BELGIUM		19,300,666
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
Kestrel Group Ltd (b)(c)	36,353	408,608
RenaissanceRe Holdings Ltd	224,091	62,823,912

TOTAL BERMUDA		63,232,520
CANADA - 0.5%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	544,257	223,743
Financials - 0.0%
Insurance - 0.0%
Kingsway Corp (b)(c)	108,645	1,085,364
Health Care - 0.0%
Biotechnology - 0.0%
Aurinia Pharmaceuticals Inc rights (c)(d)	14,940	0
TuHURA Biosciences Inc (b)(c)	206,600	466,917
		466,917
Health Care Providers & Services - 0.0%
ZeroStack Corp (b)(c)	16,976	76,392
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	171,896	103,481
TOTAL HEALTH CARE		646,790
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
RB Global Inc (United States)	959,290	102,020,492
Information Technology - 0.2%
Software - 0.2%
D-Wave Quantum Inc (b)(c)	1,905,896	57,443,705
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	121,301	168,608
Metals & Mining - 0.0%
McEwen Inc (b)(c)	258,110	5,650,028
US Goldmining Inc (b)(c)	13,564	138,353
		5,788,381
TOTAL MATERIALS		5,956,989
TOTAL CANADA		167,377,083
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	1,052,938	5,254,161
Software - 0.0%
T3 Defense Inc (b)(c)	119,560	53,216
TOTAL CHINA		5,307,377
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	5,489	64,440
GERMANY - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
AtaiBeckley Inc (b)(c)	997,985	4,520,872
Materials - 0.0%
Chemicals - 0.0%
Orion SA	296,740	2,267,094
Paper & Forest Products - 0.0%
Mercer International Inc (b)	156,193	145,259
TOTAL MATERIALS		2,412,353
TOTAL GERMANY		6,933,225
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)(c)	2,985,367	8,359,028
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (c)	42,813	44,097
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (c)	250,892	2,250,502
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		2,294,599
HONG KONG - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	56,147	154,404
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (c)	223,937	2,279,679
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)(c)	6,376	8,926
TOTAL HEALTH CARE		2,288,605
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	75,595	7,450,643
TOTAL IRELAND		9,739,248
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (c)	862,413	8,917,351
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	33,255	21,948
Materials - 0.0%
Chemicals - 0.0%
Nexentis Technologies Inc (b)(c)	6,978	38,449
TOTAL ISRAEL		8,977,748
JAPAN - 0.1%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(d)	101,138	1
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (c)	638,021	30,542,065
TOTAL JAPAN		30,542,066
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	7,189	24,442
KOREA (SOUTH) - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (c)	101,734	1,250,311
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Coupang Inc Class A (c)	6,967,039	115,652,848
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	30,895	244,997
TOTAL KOREA (SOUTH)		117,148,156
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (c)	322,481	9,200,383
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (c)	323,384	15,254,023
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
T1 Energy Inc (b)(c)	1,051,486	11,103,692
TOTAL NORWAY		26,357,715
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	87,101	551,349
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	180,220	1,454,375
Liberty Latin America Ltd Class C (c)	657,120	5,388,384
TOTAL COMMUNICATION SERVICES		6,842,759
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	805,958	19,326,873
Ofg Bancorp	224,249	10,216,784
Popular Inc	338,262	50,242,056
		79,785,713
Financial Services - 0.0%
EVERTEC Inc	332,774	8,142,980
TOTAL FINANCIALS		87,928,693
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	174,140	5,534,169
TOTAL PUERTO RICO		100,305,621
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	235,157	2,939,462
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	268,391	27,346,359
TOTAL SINGAPORE		30,285,821
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	354,669	45,085,523
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)(c)	80,925	72,234
TOTAL SWEDEN		45,157,757
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	678,620	22,231,591
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	496,670	27,902,921
TOTAL SWITZERLAND		50,134,512
THAILAND - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (c)	190,028	5,043,343
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Fabrinet (c)	184,689	120,816,156
TOTAL THAILAND		125,859,499
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	2,084,440	142,617,385
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (c)(d)	13,735	0
F-star Therapeutics Inc rights (c)(d)	13,735	0
Zura Bio Ltd Class A (b)(c)	224,587	965,724
		965,724
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	158,498	122,139
TOTAL HEALTH CARE		1,087,863
Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (c)	252,986	683
Machinery - 0.0%
Luxfer Holdings PLC	141,045	2,401,996
TOTAL INDUSTRIALS		2,402,679
TOTAL UNITED KINGDOM		146,107,927
UNITED STATES - 97.7%
Communication Services - 3.4%
Diversified Telecommunication Services - 0.7%
Anterix Inc (c)	96,780	6,195,856
AST SpaceMobile Inc Class A (b)(c)	1,285,878	145,831,424
Atn International Inc	49,737	1,400,594
Bandwidth Inc Class A (c)	147,711	9,596,784
Cogent Communications Holdings Inc (b)	247,217	4,390,574
Elauwit Connection Inc (b)	9,292	69,783
GCI LLC Class A	13,742	306,584
GCI LLC Class C	173,130	3,872,918
Globalstar Inc (c)	262,165	22,076,915
IDT Corp Class B	104,872	5,784,740
iQSTEL Inc (b)	40,590	47,896
Iridium Communications Inc	538,008	27,858,054
Lumen Technologies Inc (c)	4,863,362	53,448,348
NextPlat Corp (b)(c)	18,839	131,119
Shenandoah Telecommunications Co	236,622	3,774,121
Uniti Group Inc (b)(c)	925,305	10,381,922
		295,167,632
Entertainment - 1.2%
AMC Entertainment Holdings Inc Class A (c)	2,678,786	4,634,300
Angel Studios Inc Class A (b)(c)	428,765	1,187,679
Atlanta Braves Holdings Inc Class A (b)(c)	73,343	3,931,185
Atlanta Braves Holdings Inc Class C (c)	216,817	10,754,123
Brag House Holdings Inc (b)(c)	67,515	38,484
Cinemark Holdings Inc	536,041	15,009,148
Cineverse Corp (c)	97,132	236,031
CuriosityStream Inc Class A (b)	197,863	565,888
Dolphin Entertainment Inc (c)	51,017	61,731
Gaia Inc Class A (c)	116,304	272,151
Gaxos.ai Inc (c)	58,991	69,609
Kartoon Studios Inc (c)	400,401	284,405
Liberty Media Corp-Liberty Formula One Class A (c)	148,066	12,434,582
Liberty Media Corp-Liberty Formula One Class C (c)	1,131,801	102,756,213
Lionsgate Studios Corp (c)	1,187,310	17,037,899
LiveOne Inc (c)	59,217	392,017
Madison Square Garden Entertainment Corp Class A (c)	209,699	14,790,070
Madison Square Garden Sports Corp Class A (c)	92,663	34,682,834
Marcus Corp/The	121,990	2,306,831
Meridian Holdings Inc (c)	13,282	154,470
Motorsport Games Inc Class A (b)(c)	16,660	69,139
Moving Image Technologies Inc (c)	70,061	42,807
Nomadar Corp Class A (b)	29,153	97,663
Playstudios Inc Class A (c)	866,205	480,137
Playtika Holding Corp	321,360	1,211,527
PodcastOne Inc (c)	37,191	183,724
Reading International Inc Class A (c)	89,719	101,382
Reading International Inc Class B (b)(c)	3,471	30,198
Reservoir Media Inc (b)(c)	187,870	1,938,818
ROBLOX Corp Class A (c)	3,414,287	160,983,633
Roku Inc Class A (c)	674,555	87,813,570
Skillz Inc Class A (b)(c)	53,909	505,127
Snail Inc Class A (b)(c)	48,322	43,702
Sphere Entertainment Co Class A (b)(c)	137,985	19,108,163
Starz Entertainment Corp (c)	68,082	1,591,757
Stubhub Holdings Inc Class A (c)	170,125	1,677,433
TruGolf Holdings Inc Class A (b)(c)	11,628	20,116
Versus Systems Inc (c)	15,551	23,015
Vivid Seats Inc Class A (b)(c)	32,450	281,342
Warner Music Group Corp Class A	756,032	23,845,249
		521,648,152
Interactive Media & Services - 0.8%
Angi Inc Class A (b)(c)	194,281	1,138,487
Arena Group Holdings Inc/The (b)(c)	61,455	86,037
Bumble Inc Class A (b)(c)	432,690	1,371,627
BuzzFeed Inc Class A (c)	204,023	332,557
Cargurus Inc Class A (b)(c)	423,574	12,647,920
Cars.com Inc (c)	296,381	3,046,797
DHI Group Inc (c)	196,476	693,560
EverQuote Inc Class A (b)(c)	146,585	2,820,295
fuboTV Inc Class A (b)(c)	66,193	667,887
Getty Images Holdings Inc Class A (b)(c)	126,879	131,954
Giftify Inc (c)	132,518	118,604
HWH International Inc Class A (c)	18,144	19,595
IAC Inc Class A (b)(c)	343,282	15,409,929
Intelligent Protection Management Corp (c)	29,371	57,273
IZEA Worldwide Inc (c)	60,879	224,644
Match Group Inc	1,221,174	44,121,017
MediaAlpha Inc Class A (c)	125,091	1,113,310
Nextdoor Holdings Inc Class A (c)	865,124	1,825,412
Onfolio Holdings Inc (c)	54,217	35,610
Pinterest Inc Class A (c)	3,026,717	60,685,676
PSQ Holdings Inc Class A (b)(c)	270,018	176,592
QuinStreet Inc (b)(c)	304,384	3,810,888
Reddit Inc Class A (c)	663,531	116,781,456
Rumble Inc Class A (b)(c)	587,326	5,397,526
Shutterstock Inc	99,093	1,475,495
Snap Inc Class A (c)	5,643,673	32,225,373
Super League Enterprise Inc (b)(c)	12,343	42,583
System1 Inc Class A (c)	10,000	29,899
Teads Holding Co (b)(c)	194,612	223,804
Travelzoo (c)	42,052	450,377
TripAdvisor Inc Class A (b)(c)	601,827	6,728,426
Trump Media & Technology Group Corp (b)(c)	780,498	7,266,436
Yelp Inc Class A (b)(c)	307,463	7,010,156
Zedge Inc Class B	81,987	243,501
Ziff Davis Inc (b)(c)	207,003	9,329,625
ZipRecruiter Inc Class A (b)(c)	323,840	1,049,242
ZoomInfo Technologies Inc (c)	1,413,069	4,705,520
		343,495,090
Media - 0.6%
Advantage Solutions Inc Class A (b)(c)	22,971	859,575
AMC Global Media Inc Class A (b)(c)	74,351	722,692
Beasley Broadcast Group Inc Class A (c)	3,871	57,678
Bloomia Holdings Inc (c)	12,812	49,326
Boston Omaha Corp (b)(c)	124,615	1,605,041
Cable One Inc (b)(c)	24,960	1,311,648
Cardlytics Inc (b)(c)	319,960	215,909
Clear Channel Outdoor Holdings Inc (c)	1,630,126	3,928,604
comScore Inc (b)(c)	24,919	199,850
Creative Realities Inc (c)	46,837	172,360
Direct Digital Holdings Inc Class A (b)(c)	4,392	12,428
DoubleVerify Holdings Inc (c)	553,960	5,373,412
Emerald Holding Inc	83,690	418,450
Entravision Communications Corp Class A	333,801	3,030,913
Eva Live Inc (b)(c)	42,035	136,614
EW Scripps Co/The Class A (c)	280,345	950,370
Fluent Inc (c)	93,663	189,199
Gray Media Inc (b)	417,666	1,674,841
Gray Media Inc Class A (b)	19,818	135,951
Harte Hanks Inc (c)	21,785	54,463
Ibotta Inc Class A (b)(c)	70,104	2,401,062
iHeartMedia Inc Class A (b)(c)	627,352	2,703,887
John Wiley & Sons Inc Class A	207,407	8,727,687
John Wiley & Sons Inc Class B	6,896	283,080
Lee Enterprises Inc (b)(c)	42,426	462,868
Liberty Broadband Corp Class A (c)	78,818	2,662,472
Liberty Broadband Corp Class C (c)	617,897	20,860,203
LQR House Inc (b)(c)	125,673	113,382
Magnite Inc (c)	746,742	10,700,813
Marchex Inc Class B (c)	187,214	310,775
Mediaco Holding Inc Class A (b)(c)	61,443	52,110
MNTN Inc Class A (c)	60,707	572,467
National CineMedia Inc	494,260	1,551,976
New York Times Co/The Class A	833,550	62,691,296
Nexstar Media Group Inc	147,836	26,378,377
NIQ Global Intelligence Plc (b)	263,632	2,198,691
Optimum Communications Inc Class A (c)	1,411,080	928,773
PubMatic Inc Class A (c)	189,140	2,209,155
Saga Communications Inc Class A	39,687	376,233
Scholastic Corp	85,849	3,476,885
Sinclair Inc Class A	206,484	2,855,674
Sirius XM Holdings Inc (b)	965,685	28,507,021
SPAR Group Inc (c)	52,362	37,931
Stagwell Inc Class A (b)(c)	568,925	3,988,164
Stran & Co Inc (c)	72,440	153,573
TechTarget Inc (b)(c)	133,431	612,448
TEN Holdings Inc (b)(c)	24,767	35,169
Thryv Holdings Inc (c)	226,620	879,286
Townsquare Media Inc Class A	85,997	567,580
Treasure Global Inc (b)(c)	12,887	57,605
Urban One Inc Class A (b)(c)	4,767	31,415
Urban One Inc Class D (c)	9,001	47,075
USA TODAY Co Inc (c)	647,998	5,060,864
Versant Media Group Inc Class A	749,990	32,354,569
		245,949,890
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure Inc (b)	75,845	3,857,477
Gogo Inc (b)(c)	225,335	1,029,781
Kore Group Holdings Inc (c)	36,582	335,823
Spok Holdings Inc	120,304	1,274,019
SurgePays Inc (c)	125,121	74,034
Telephone and Data Systems Inc	511,248	19,994,909
		26,566,043
TOTAL COMMUNICATION SERVICES		1,432,826,807
Consumer Discretionary - 8.6%
Automobile Components - 0.8%
Adient PLC (c)	408,169	9,330,743
BorgWarner Inc	1,069,504	76,811,777
Cooper-Standard Holdings Inc (c)	91,551	2,776,742
Dana Inc	581,226	20,581,213
Dauch Corporation (c)	1,227,822	8,152,738
Dorman Products Inc (c)	144,040	17,849,437
Fox Factory Holding Corp (c)	149,678	2,700,191
Gentex Corp	1,119,704	27,052,049
Gentherm Inc (c)	159,827	5,544,399
Goodyear Tire & Rubber Co/The (c)	1,500,111	9,150,677
Holley Inc Class A (c)	297,325	811,697
Kodiak AI Inc (b)(c)	544,735	3,834,934
LCI Industries	125,813	13,716,133
Lear Corp	260,463	37,277,465
Motorcar Parts of America Inc (c)	102,936	1,138,472
Patrick Industries Inc	172,743	15,636,696
Phinia Inc	196,759	15,201,600
QuantumScape Corp Class A (b)(c)	2,416,093	21,696,515
Solid Power Inc (b)(c)	973,845	3,223,427
Standard Motor Products Inc	110,035	4,312,272
Stoneridge Inc (c)	150,904	1,127,253
Strattec Security Corp (c)	22,109	1,767,836
Sypris Solutions Inc (c)	70,945	234,828
Versigent PLC	366,851	16,185,466
Visteon Corp	141,562	16,745,369
Worksport Ltd (b)(c)	91,207	67,037
XPEL Inc (b)(c)(e)	130,669	5,974,187
		338,901,153
Automobiles - 0.3%
Aptera Motors Corp Class B (b)	54,988	126,472
Cenntro Inc (b)(c)	19,437	87,467
Empery Digital Inc (b)(c)	188,240	847,080
Envirotech Vehicles Inc (b)(c)	23,544	48,501
FabricAI Inc (b)(c)	9,494	50,793
FLY-E Group Inc (c)	20,550	41,510
Harley-Davidson Inc (b)	613,551	14,835,663
Livewire Group Inc (b)(c)	122,024	172,054
Lucid Group Inc (b)(c)	898,385	5,884,422
Massimo Group (b)(c)	48,441	47,031
Rivian Automotive Inc Class A (b)(c)	4,214,832	68,701,762
Thor Industries Inc (b)	274,075	21,673,851
Winnebago Industries Inc	148,830	4,418,763
Workhorse Group Inc (b)(c)	24,958	95,589
		117,030,958
Broadline Retail - 0.3%
1stdibs.Com Inc (b)(c)	133,842	604,966
Dillard's Inc Class A (b)	15,660	9,242,689
Eightco Holdings Inc (b)(c)	865,943	802,123
Etsy Inc (c)	508,483	34,536,166
Groupon Inc (b)(c)	151,336	3,061,527
Kohl's Corp	586,554	8,422,915
Macy's Inc	1,367,414	29,754,929
Ollie's Bargain Outlet Holdings Inc (c)	314,123	25,641,860
Pattern Group Inc Class A	113,379	2,130,391
Savers Value Village Inc (b)(c)	199,076	1,781,730
		115,979,296
Distributors - 0.0%
AMCON Distributing Co	1,307	105,972
Cheetah Net Supply Chain Service Inc Class A (c)	190	314
GigaCloud Technology Inc Class A (c)	133,345	4,805,754
Gold.com Inc	105,137	4,448,346
LKQ Corp	1,312,196	35,586,756
Weyco Group Inc	32,115	1,133,338
		46,080,480
Diversified Consumer Services - 0.9%
ADT Inc	3,025,853	20,303,474
American Public Education Inc (c)	93,530	4,626,929
Amesite Inc (b)(c)	39,127	55,169
Beachbody Co Inc/The Class A (c)	17,308	189,350
Bright Horizons Family Solutions Inc (c)	293,010	18,348,286
Carriage Services Inc	81,453	3,355,049
Chegg Inc (c)	598,833	784,471
Classover Holdings Inc Class B (c)	8,540	3,434
Coursera Inc (b)(c)	1,136,823	6,127,476
Covista Inc (c)	178,710	21,052,038
Driven Brands Holdings Inc (c)	309,012	4,276,726
Duolingo Inc Class A (c)	207,358	23,091,387
Frontdoor Inc (c)	369,507	22,935,299
Graham Holdings Co Class B	17,610	19,323,277
Grand Canyon Education Inc (c)	140,043	20,985,444
H&R Block Inc	650,641	25,043,172
KinderCare Learning Cos Inc (c)	10,305	39,571
Laureate Education Inc (c)	693,893	22,197,637
Legacy Education Inc (b)(c)	44,356	492,795
Liberty Live Holdings Inc Class A	85,781	8,262,425
Liberty Live Holdings Inc Class C	276,575	27,408,583
Lincoln Educational Services Corp (c)	152,376	7,058,056
Matthews International Corp Class A	163,086	4,328,302
McGraw Hill Inc (b)	129,832	1,563,177
Nerdy Inc Class A (b)(c)	417,147	343,187
Perdoceo Education Corp	313,832	10,161,880
Phoenix Education Partners Inc	23,348	706,044
Regis Corp (c)	12,079	341,111
Service Corp International/US	717,236	53,928,975
Strategic Education Inc	121,590	9,332,033
Stride Inc (c)	217,644	20,105,953
Universal Technical Institute Inc (b)(c)	262,413	9,816,870
WW International Inc (b)	54,330	902,965
XWELL Inc (b)(c)	32,342	40,428
		367,530,973
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (c)	301,485	3,584,657
All In FutureTech Alliance Inc (c)	133,292	72,244
Aramark	1,356,634	72,417,124
Ark Restaurants Corp (c)	7,967	50,431
Aureus Greenway Holdings Inc (b)(c)	46,956	197,215
Bally's Corp (b)(c)	39,599	561,514
Biglari Holdings Inc Class A (b)(c)	546	813,322
Biglari Holdings Inc Class B (c)	2,116	614,655
BJ's Restaurants Inc (c)	109,962	5,173,712
Black Rock Coffee Bar Inc Class A	88,355	735,114
Bloomin' Brands Inc	402,177	3,394,374
Boyd Gaming Corp	297,905	24,630,785
Brinker International Inc (c)	224,408	31,951,211
BT Brands Inc (b)(c)	13,487	15,240
Caesars Entertainment Inc (c)	1,050,246	30,509,646
Canterbury Park Holding Corp	12,541	198,649
Cava Group Inc (b)(c)	514,270	39,938,208
Century Casinos Inc (c)	138,111	187,831
Cheesecake Factory Inc/The	237,979	15,716,133
Choice Hotels International Inc (b)	107,344	11,687,615
Churchill Downs Inc	341,827	29,810,733
Cracker Barrel Old Country Store Inc (b)	117,753	3,982,406
Dave & Buster's Entertainment Inc (b)(c)	143,315	1,916,122
Dine Brands Global Inc (b)	75,043	2,354,849
DraftKings Inc Class A (c)	2,552,118	62,501,370
Dutch Bros Inc Class A (c)	655,378	38,011,924
El Pollo Loco Holdings Inc (c)	136,217	2,025,547
First Watch Restaurant Group Inc (c)	241,313	2,806,470
Flanigan's Enterprises Inc	2,141	72,794
Flutter Entertainment PLC (c)	903,724	87,643,155
Full House Resorts Inc (c)	178,149	445,373
GEN Restaurant Group Inc Class A (b)	27,782	57,509
Global Business Travel Group I Class A (b)(c)	625,629	5,843,375
Good Times Restaurants Inc (c)	26,878	34,673
High Roller Technologies Inc (b)(c)	28,244	154,495
Hilton Grand Vacations Inc (c)	304,388	15,834,264
Hyatt Hotels Corp Class A (b)	212,483	38,535,917
Inspired Entertainment Inc (b)(c)	122,335	941,980
Jack in the Box Inc (b)(c)	96,830	1,205,534
Krispy Kreme Inc (b)(c)	498,241	1,753,808
Kura Sushi USA Inc Class A (b)(c)	33,165	1,863,541
Life Time Group Holdings Inc (c)	787,096	26,037,136
Lindblad Expeditions Holdings Inc (c)	229,789	5,273,658
Lucky Strike Entertainment Corp Class A (b)	79,176	648,451
Marriott Vacations Worldwide Corp (b)	144,369	12,254,041
Monarch Casino & Resort Inc	62,440	7,509,034
Nathan's Famous Inc	13,386	1,350,647
Navan Inc Class A (c)	193,941	4,144,519
Noodles & Co Class A (c)	23,429	295,205
ONE Group Hospitality Inc/The (c)	139,805	280,309
Papa John's International Inc (b)	170,290	5,825,621
Penn Entertainment Inc (c)	662,816	12,480,825
Planet Fitness Inc Class A (c)	429,143	22,963,442
Portillo's Inc Class A (b)(c)	382,271	1,639,943
Pursuit Attractions and Hospitality Inc (b)(c)	111,253	4,980,797
Rave Restaurant Group Inc (c)	36,151	109,899
Rci Hospitality Holdings Inc (b)	40,277	1,021,827
Red Robin Gourmet Burgers Inc (b)(c)	81,771	413,761
Red Rock Resorts Inc Class A	251,319	14,672,003
Rush Street Interactive Inc Class A (c)	552,279	13,994,750
Sabre Corp (b)(c)	2,049,065	3,606,354
Serve Robotics Inc (b)(c)	311,593	2,913,395
Shake Shack Inc Class A (c)	208,685	13,420,532
SHARPLINK INC (b)(c)	1,019,919	6,231,705
Six Flags Entertainment Corp (b)(c)	526,211	11,055,693
Sports Entertainment Gaming Global Corp (b)(c)	65,099	110,017
Sweetgreen Inc Class A (c)	414,794	4,131,348
Target Hospitality Corp (c)	165,450	2,872,212
Texas Roadhouse Inc	341,167	61,621,584
Travel + Leisure Co	328,870	22,363,160
United Parks & Resorts Inc (b)(c)	141,190	5,665,955
Vail Resorts Inc (b)	185,812	24,824,483
Venu Holding Corp Class A (b)(c)	166,542	616,205
Vestand Inc Class A (c)	167,659	69,159
Wendy's Co/The (b)	826,732	6,365,836
Wingstop Inc	143,929	22,591,096
Wyndham Hotels & Resorts Inc	390,809	31,366,330
Xponential Fitness Inc Class A (b)(c)	143,266	786,530
		896,752,981
Household Durables - 1.2%
Algorhythm Holdings Inc (b)(c)	43,522	33,763
Aterian Inc (c)	56,689	62,358
Bassett Furniture Industries Inc	43,620	652,555
Beazer Homes USA Inc (b)(c)	143,133	3,634,147
Cavco Industries Inc (c)	40,112	21,520,890
Century Communities Inc	132,641	7,006,098
Champion Homes Inc (c)	281,611	20,735,018
Cricut Inc Class A (b)	245,058	1,016,991
Dream Finders Homes Inc Class A (b)(c)	155,430	2,402,948
Emerson Radio Corp (c)	42,455	17,932
Ethan Allen Interiors Inc	122,806	2,532,260
Flexsteel Industries Inc	19,496	1,123,360
Gopro Inc Class A (b)(c)	680,014	850,018
Green Brick Partners Inc (c)	156,028	10,494,443
Hamilton Beach Brands Holding Co Class A	32,521	660,176
Helen of Troy Ltd (c)	121,006	3,284,103
Hooker Furnishings Corp (b)	57,335	686,300
Hovnanian Enterprises Inc Class A (c)	24,330	2,685,059
Installed Building Products Inc	116,934	24,553,801
KB Home	328,427	16,046,943
Koss Corp (c)	21,822	89,034
La-Z-Boy Inc	213,816	8,035,205
Legacy Housing Corp (b)(c)	46,679	1,120,763
Leggett & Platt Inc	701,247	7,201,807
LGI Homes Inc (c)	106,412	5,087,558
Lifetime Brands Inc (b)	67,590	577,895
Live Ventures Inc (c)	4,017	41,174
Lovesac Co/The (b)(c)	73,579	1,131,645
M/I Homes Inc (c)	134,817	17,744,614
Meritage Homes Corp	346,872	22,629,929
Mohawk Industries Inc (c)	268,734	28,867,406
Newell Brands Inc	2,183,984	7,425,546
Purple Innovation Inc Class A (c)	344,045	138,065
SharkNinja Inc (b)(c)	362,649	44,203,287
Smith Douglas Homes Corp Class A (b)(c)	46,757	559,214
Somnigroup International Inc	1,079,926	76,469,560
Sonos Inc (c)	624,075	9,847,904
Taylor Morrison Home Corp (c)	500,522	29,280,537
Toll Brothers Inc	487,261	67,505,139
TopBuild Corp (c)	143,888	60,070,362
Traeger Inc (b)(c)	6,298	438,089
Universal Electronics Inc (c)	58,251	242,324
Whirlpool Corp (b)	329,545	14,308,844
XMAX Inc (b)(c)	221,035	1,889,849
Yunhong Green CTI Ltd (c)	4,743	16,837
		524,921,750
Leisure Products - 0.3%
Acushnet Holdings Corp	141,202	12,535,914
American Outdoor Brands Inc (b)(c)	64,220	650,870
Brunswick Corp/DE	334,248	27,996,612
Callaway Golf Co (c)	723,199	11,137,265
Clarus Corp	205,600	630,164
Escalade Inc (b)	40,998	769,532
Funko Inc Class A (c)	205,262	1,165,888
Interactive Strength Inc (b)(c)	26,851	21,588
JAKKS Pacific Inc	48,070	1,061,866
Johnson Outdoors Inc Class A	30,777	1,377,579
Latham Group Inc (c)	231,911	1,224,490
Malibu Boats Inc Class A (c)	97,325	2,672,545
MasterCraft Boat Holdings Inc (c)	79,316	1,847,270
Mattel Inc (c)	1,607,425	24,014,930
Newton Golf Company Inc (b)(c)	39,498	40,288
Peloton Interactive Inc Class A (b)(c)	2,121,015	13,574,496
Polaris Inc	276,817	19,534,976
Smith & Wesson Brands Inc	230,633	3,510,234
Sturm Ruger & Co Inc	82,311	3,217,537
Tron Inc (b)(c)	120,498	240,996
Twin Vee PowerCats Co (b)(c)	1,967	13,955
YETI Holdings Inc (c)	402,056	19,286,626
		146,525,621
Specialty Retail - 2.2%
1-800-Flowers.com Inc Class A (b)(c)	139,621	638,068
Abercrombie & Fitch Co Class A (c)	237,318	18,325,696
Academy Sports & Outdoors Inc	345,169	18,224,923
Advance Auto Parts Inc (b)	310,921	18,729,881
aka Brands Holding Corp (b)(c)	5,246	49,575
America's Car-Mart Inc/TX (b)(c)	45,727	561,985
American Eagle Outfitters Inc	816,440	12,899,752
Arhaus Inc Class A	280,462	1,898,728
Arko Corp	406,219	3,152,259
ARKO Petroleum Corp Class A	57,124	1,086,498
Asbury Automotive Group Inc (c)	100,617	18,886,817
AutoNation Inc (c)	133,603	25,079,955
BARK Inc (c)	5	49
Barnes & Noble Education Inc (c)	107,925	1,118,103
Bath & Body Works Inc	1,059,920	21,219,598
Bed Bath & Beyond Inc (b)(c)	370,550	2,271,472
Bob's Discount Furniture Inc (b)	101,190	1,376,184
Boot Barn Holdings Inc (c)	155,596	26,431,093
Brilliant Earth Group Inc Class A	112,027	142,274
Buckle Inc/The	154,868	7,103,795
Build-A-Bear Workshop Inc (b)	62,278	2,317,364
Burlington Stores Inc (c)	320,527	103,796,258
Caleres Inc	179,694	2,616,345
Camping World Holdings Inc Class A	331,212	2,427,784
CarMax Inc (c)	728,232	32,493,712
Carparts Com Inc (c)	25,894	143,453
Cato Corp/The Class A (c)	70,170	227,351
Chewy Inc Class A (c)	1,226,802	27,652,117
Children's Place Inc/The (b)(c)	45,074	188,409
Citi Trends Inc (c)	35,727	1,643,799
Designer Brands Inc Class A	189,122	1,460,022
Destination XL Group Inc (c)	296,477	215,242
Dick's Sporting Goods Inc	342,670	77,981,412
Digital Brands Group Inc (b)(c)	45,832	22,178
Duluth Holdings Inc Class B (c)	82,851	277,551
Envela Corp (c)	34,772	885,295
EVgo Inc Class A (b)(c)	707,580	1,570,828
Five Below Inc (c)	284,124	64,598,433
Floor & Decor Holdings Inc Class A (c)	551,394	28,341,652
GameStop Corp Class A (b)(c)	2,120,981	44,922,378
Gap Inc/The	1,165,792	24,656,501
Genesco Inc (c)	52,785	2,025,360
Grabagun Digital Holdings Inc (b)	110,611	300,862
Group 1 Automotive Inc	61,020	19,303,067
Grove Collaborative Holdings Inc Class A (b)(c)	130,784	153,017
GrowGeneration Corp (c)	303,004	539,347
Haverty Furniture Cos Inc	70,105	1,625,735
J Jill Inc (b)	34,224	433,618
Lands' End Inc (c)	56,881	668,352
Leslie's Inc (b)(c)	34,600	132,172
Lithia Motors Inc	124,911	36,335,361
Lulu's Fashion Lounge Holdings Inc (c)	6,906	64,364
MarineMax Inc (c)	101,724	3,503,375
Monro Inc	158,496	2,607,259
Murphy USA Inc	87,149	44,100,008
National Vision Holdings Inc (c)	411,599	6,894,283
NextBoat Inc	21,360	56,604
OneWater Marine Inc Class A (b)(c)	77,114	849,025
Outdoor Holding Co (c)	555,202	1,143,716
Penske Automotive Group Inc	95,087	15,914,711
Petco Health & Wellness Co Inc Class A (b)(c)	477,614	1,437,618
PetMed Express Inc (c)	112,623	244,392
RealReal Inc/The (b)(c)	507,087	4,888,319
Rent the Runway Inc Class A (b)(c)	130,734	516,399
Revolve Group Inc Class A (c)	209,306	4,102,398
RH (c)	79,788	11,847,720
RideNow Group Inc Class B (b)(c)	122,814	991,109
Sally Beauty Holdings Inc (c)	501,688	6,662,417
Shoe Carnival Inc (b)	96,588	1,709,608
Signet Jewelers Ltd	210,726	18,415,345
Sonic Automotive Inc Class A (b)	76,898	6,353,313
Sportsman's Warehouse Holdings Inc (c)	233,093	307,683
Stitch Fix Inc Class A (c)	623,281	2,218,880
ThredUp Inc Class A (c)	510,540	2,374,011
Tilly's Inc Class A (b)(c)	120,650	538,099
Torrid Holdings Inc (b)(c)	109,573	175,317
Upbound Group Inc	273,592	5,255,702
Urban Outfitters Inc (c)	278,260	20,215,589
Valvoline Inc (b)(c)	645,664	21,791,160
Victoria's Secret & Co (c)	415,295	22,841,225
Warby Parker Inc Class A (c)	514,482	12,615,099
Wayfair Inc Class A (c)	551,046	39,818,584
Winmark Corp	15,359	5,814,457
Xcel Brands Inc (b)(c)	42,822	95,493
Zumiez Inc (c)	68,663	1,691,170
		927,206,132
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds Inc Class A (b)(c)	31,218	128,618
Capri Holdings Ltd (c)	616,370	11,409,009
Carter's Inc	189,338	7,306,553
Columbia Sportswear Co	131,177	8,681,294
Crocs Inc (c)	257,390	30,544,471
Crown Crafts Inc	51,705	148,393
Culp Inc (c)	36,410	112,871
Figs Inc Class A (c)	807,118	9,491,708
Fossil Group Inc (b)(c)	264,347	1,157,840
G-III Apparel Group Ltd	194,334	6,282,818
Kontoor Brands Inc	264,739	19,000,318
Lakeland Industries Inc (b)	54,934	594,386
Levi Strauss & Co Class A (b)	502,418	11,656,098
Movado Group Inc	83,556	3,198,524
Oxford Industries Inc (b)	73,663	3,286,843
Playboy Inc (b)(c)	343,285	470,300
PVH Corp	237,474	22,151,575
Rocky Brands Inc	38,741	1,497,727
Steven Madden Ltd	375,816	16,325,447
Superior Group of Cos Inc	59,334	758,882
Under Armour Inc Class A (b)(c)	729,059	4,279,576
Under Armour Inc Class C (b)(c)	882,984	5,059,499
Unifi Inc (c)	96,080	381,438
Vera Bradley Inc (c)	115,842	383,437
VF Corp	1,691,743	29,064,145
Vince Holding Corp (c)	16,768	73,946
Wolverine World Wide Inc	425,091	7,460,347
		200,906,063
TOTAL CONSUMER DISCRETIONARY		3,681,835,407
Consumer Staples - 2.2%
Beverages - 0.3%
Amaze Holdings Inc (b)(c)	217,375	33,128
Boston Beer Co Inc/The Class A (c)	39,970	7,085,882
Celsius Holdings Inc (c)	821,220	27,321,989
Coca-Cola Consolidated Inc	292,038	50,598,504
IP Strategy Holdings Inc (b)(c)	3,225	15,545
MGP Ingredients Inc	79,283	1,399,345
National Beverage Corp (c)	120,998	4,475,716
Primo Brands Corp Class A	1,282,151	31,797,345
Reed's Inc (b)(c)	39,619	67,748
Splash Beverage Group Inc (b)(c)	54,213	9,291
Vita Coco Co Inc/The (c)	226,969	17,052,181
Willamette Valley Vineyards Inc (c)	17,720	48,376
Zevia PBC Class A (c)	193,376	299,733
		140,204,783
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc Class A	1,919,485	29,963,161
Andersons Inc/The	173,975	12,280,895
BJ's Wholesale Club Holdings Inc (c)	674,561	57,526,562
Chefs' Warehouse Inc/The (c)	187,486	14,350,178
Grocery Outlet Holding Corp (b)(c)	366,676	3,120,413
Healthy Choice Wellness Corp Class A (c)	177,417	59,062
HF Foods Group Inc (c)	227,128	442,900
Ingles Markets Inc Class A	70,825	6,265,180
Maison Solutions Inc (b)(c)	32,850	30,057
Mangoceuticals Inc (c)	109,105	46,915
Maplebear Inc (c)	945,606	37,635,119
Natural Grocers by Vitamin Cottage Inc	55,931	1,642,134
Performance Food Group Co (c)	809,573	79,491,973
PriceSmart Inc	130,637	22,206,984
Reborn Coffee Inc (b)(c)	27,766	55,810
Sprouts Farmers Market Inc (c)	501,802	41,458,881
SRX Health Solutions Inc (b)(c)	229,665	25,377
United Natural Foods Inc (c)	315,896	16,221,260
US Foods Holding Corp (c)	1,137,176	93,077,856
Village Super Market Inc Class A	48,887	2,271,290
Weis Markets Inc	49,629	3,621,428
		421,793,435
Food Products - 0.6%
Alico Inc (b)	32,100	1,304,865
Arcadia Biosciences Inc (b)(c)	27,879	26,900
B&G Foods Inc (b)	437,137	1,787,890
Barfresh Food Group Inc (c)	48,053	109,561
Beyond Meat Inc (b)(c)	2,358,448	1,859,636
BranchOut Food Inc (b)(c)	53,984	186,245
BRC Inc Class A (c)	518,220	849,881
Bridgford Foods Corp (c)	8,898	68,960
Buda Juice Inc (b)	13,659	121,989
Cal-Maine Foods Inc (b)	233,108	17,417,830
Coffee Holding Co Inc	31,878	137,713
Darling Ingredients Inc (c)	815,416	48,191,086
Edible Garden AG Inc (b)(c)	15,360	4,024
Flowers Foods Inc	1,095,785	8,371,797
Fresh Del Monte Produce Inc	173,123	5,564,173
Freshpet Inc (b)(c)	252,980	13,053,768
Hain Celestial Group Inc (c)	528,607	419,027
Ingredion Inc	326,045	33,074,005
J & J Snack Foods Corp	79,846	6,077,878
John B Sanfilippo & Son Inc	46,989	3,519,946
Laird Superfood Inc (c)	52,065	182,748
Lamb Weston Holdings Inc	714,004	30,830,693
Lifeway Foods Inc (c)	31,447	749,382
Limoneira Co	90,956	1,156,960
Local Bounti Corp (b)(c)	26,226	45,371
Mama's Creations Inc (c)	198,697	2,742,019
Marzetti Company/The	105,432	11,802,058
Mission Produce Inc (b)(c)	309,300	3,445,602
Once Upon a Farm PBC (b)(c)	56,720	876,324
Pilgrim's Pride Corp	221,712	6,276,667
Post Holdings Inc (b)(c)	218,846	20,098,817
Rocky Mountain Chocolate Factory Inc (c)	42,151	83,037
Sadot Group Inc (c)	1,325	3,616
Seaboard Corp	1,342	6,819,950
Seneca Foods Corp Class A (c)	26,584	3,822,513
Seneca Foods Corp Class B (c)	214	30,619
Simply Good Foods Co/The (c)	406,368	4,681,359
SOW GOOD INC (b)(c)	5,489	8,618
Tootsie Roll Industries Inc Class A	104,686	3,947,709
Utz Brands Inc Class A	421,702	3,086,859
Vital Farms Inc (b)(c)	94,798	948,928
Westrock Coffee Co (c)	197,073	1,582,496
		245,369,519
Household Products - 0.1%
Central Garden & Pet Co (c)	45,996	1,769,926
Central Garden & Pet Co Class A (c)	260,535	8,892,060
Energizer Holdings Inc	319,135	5,814,640
Oil-Dri Corp of America	53,659	4,113,499
Reynolds Consumer Products Inc	286,840	6,215,823
Spectrum Brands Holdings Inc (b)	121,002	9,521,647
WD-40 Co	69,985	13,994,900
		50,322,495
Personal Care Products - 0.1%
AXIL Brands Inc (b)(c)	19,104	128,188
BellRing Brands Inc (c)	564,725	4,721,101
Bonk Inc (b)(c)	32,994	63,678
Caring Brands Inc (c)	39,748	44,120
Coty Inc Class A (c)	1,103,088	2,349,577
Edgewell Personal Care Co	259,410	4,544,863
elf Beauty Inc (b)(c)	307,793	17,236,409
FitLife Brands Inc (b)(c)	16,226	165,830
Functional Brands Inc (b)(c)	177,395	14,546
Herbalife Ltd (c)	540,087	6,459,441
Honest Co Inc/The (b)(c)	392,810	1,374,835
Interparfums Inc	95,274	8,991,008
Lifevantage Corp (b)	73,531	578,689
Mannatech Inc (b)(c)	4,495	25,622
Medifast Inc (b)(c)	66,463	832,781
Natural Alternatives International Inc (c)	29,137	74,008
Nature's Sunshine Products Inc (c)	79,952	1,701,379
Niagen Bioscience Inc (b)(c)	321,267	1,240,091
Nu Skin Enterprises Inc Class A	286,894	1,661,116
Olaplex Holdings Inc (b)(c)	700,054	1,428,110
PMGC Holdings Inc (b)(c)	6,609	11,698
SkinHealth Systems Inc Class A (b)(c)	355,454	275,050
Synergy CHC Corp (b)(c)	7,689	2,068
United-Guardian Inc	18,071	125,051
Upexi Inc (b)(c)	8,663	10,309
USANA Health Sciences Inc (c)	63,940	1,170,102
		55,229,670
Tobacco - 0.0%
22nd Century Group Inc (b)(c)	15,175	8,290
Ispire Technology Inc (b)(c)	112,795	204,159
Turning Point Brands Inc	98,883	8,398,134
Universal Corp/VA (b)	132,059	6,849,900
		15,460,483
TOTAL CONSUMER STAPLES		928,380,385
Energy - 4.1%
Energy Equipment & Services - 1.1%
Archrock Inc	901,879	30,203,928
Atlas Energy Solutions Inc (b)	399,807	6,672,779
Bristow Group Inc	130,082	5,416,614
Cactus Inc Class A	356,363	20,683,309
Core Laboratories Inc	200,805	2,745,004
Dawson Geophysical Co (b)(c)	30,613	119,084
DMC Global Inc (c)	96,159	654,843
Drilling Tools International Corp (c)	85,889	238,771
Energy Services of America Corp	64,042	956,147
Expro Group Holdings NV (c)	524,939	7,753,349
Flowco Holdings Inc Class A	157,334	3,680,042
Forum Energy Technologies Inc (c)	58,528	2,939,276
Geospace Technologies Corp (b)(c)	68,272	566,658
Helix Energy Solutions Group Inc (c)	715,454	6,689,495
Helmerich & Payne Inc	518,141	19,767,079
Innovex International Inc (c)	199,646	5,332,545
KLX Energy Services Holdings Inc (c)	79,467	217,740
Kodiak Gas Services Inc	481,701	32,201,712
Liberty Energy Inc Class A	831,832	24,339,404
Mammoth Energy Services Inc (c)	140,820	471,747
MIND Technology Inc (b)(c)	48,825	329,569
Nabors Industries Ltd (c)	75,970	7,037,101
Natural Gas Services Group Inc	56,680	2,227,524
NCS Multistage Holdings Inc (b)(c)	4,124	174,774
Noble Corp PLC	648,048	30,121,271
NOV Inc	1,857,006	37,065,840
Oceaneering International Inc (c)	516,352	19,740,137
Oil States International Inc (c)	290,724	2,471,154
Patterson-UTI Energy Inc	1,792,836	20,097,692
ProFrac Holding Corp Class A (c)	116,471	711,638
ProPetro Holding Corp (c)	492,994	7,523,088
Ranger Energy Services Inc Class A	76,730	1,186,246
RPC Inc	468,020	3,098,292
SEACOR Marine Holdings Inc (b)(c)	110,755	836,200
Select Water Solutions Inc Class A	584,651	10,482,792
Smart Sand Inc	160,119	686,911
Solaris Energy Infrastructure Inc Class A	237,427	16,510,674
TETRA Technologies Inc (c)	691,603	7,075,099
Tidewater Inc (c)	238,419	17,521,412
Transocean Ltd (b)(c)	5,106,158	31,607,118
Valaris Ltd (c)	331,778	30,732,596
Weatherford International PLC	369,893	38,335,711
		457,222,365
Oil, Gas & Consumable Fuels - 3.0%
Abundia Global Impact Group Inc (b)(c)	34,964	40,907
Aemetis Inc (b)(c)	182,731	465,964
American Resources Corp (b)(c)	394,069	866,952
Amplify Energy Corp (c)	184,855	855,879
Antero Midstream Corp	1,706,386	35,765,851
Antero Resources Corp (c)	1,511,761	54,045,456
Barnwell Industries Inc (b)(c)	63,936	66,493
Battalion Oil Corp (b)(c)	40,544	58,789
California Resources Corp	400,737	23,759,697
Calumet Inc (c)	331,265	11,749,970
Centrus Energy Corp Class A (b)(c)	98,038	17,888,994
Cheniere Energy Inc	1,109,643	249,514,325
Chord Energy Corp	293,116	38,653,207
Clean Energy Fuels Corp (c)	733,357	1,496,048
Clean Energy Technologies Inc (c)	53,395	39,298
CNX Resources Corp (c)	735,343	24,773,706
Comstock Inc (b)(c)	372,690	1,546,664
Comstock Resources Inc (b)(c)	410,358	5,470,072
Core Natural Resources Inc	262,370	23,204,003
Crescent Energy Co Class A	1,264,610	14,618,892
CVR Energy Inc	156,526	5,199,794
Delek US Holdings Inc	310,809	13,834,109
Diversified Energy Co	327,110	4,759,451
Dorian LPG Ltd	189,806	7,633,997
DT Midstream Inc	524,762	73,456,185
Empire Petroleum Corp (b)(c)	95,133	241,638
EON Resources Inc Class A (b)(c)	245,263	144,018
Epsilon Energy Ltd	141,146	798,886
Evolution Petroleum Corp (b)	174,997	741,987
Excelerate Energy Inc Class A	123,939	4,082,551
FutureFuel Corp	145,935	604,171
Gevo Inc (b)(c)	1,233,559	2,294,420
Granite Ridge Resources Inc	353,330	1,717,184
Green Plains Inc (c)	361,010	5,657,027
Gulfport Energy Corp (c)	80,904	13,639,605
HF Sinclair Corp	807,287	56,421,288
HighPeak Energy Inc Class A (b)	130,890	929,319
Infinity Natural Resources Inc Class A (b)(c)	81,286	1,101,425
International Seaways Inc	209,510	16,172,077
Kinetik Holdings Inc Class A	234,982	10,797,423
Lightbridge Corp (b)(c)	168,317	1,932,279
Magnolia Oil & Gas Corp Class A	933,239	25,533,419
Matador Resources Co	599,006	32,106,722
Mexco Energy Corp	3,737	32,698
Murphy Oil Corp	689,820	24,964,586
NACCO Industries Inc Class A	23,146	1,171,188
New Era Energy & Digital Inc (b)(c)	216,446	1,032,447
New Fortress Energy Inc Class A (b)(c)	31,788	17,826
NextDecade Corp (b)(c)	727,782	5,756,756
NextNRG Inc (b)(c)	260,978	167,678
Northern Oil & Gas Inc	544,960	11,863,779
OPAL Fuels Inc Class A (c)	122,111	275,971
Ovintiv Inc	1,432,989	80,304,704
Par Pacific Holdings Inc (c)	260,030	14,603,285
PBF Energy Inc Class A	430,156	17,507,349
Peabody Energy Corp	630,004	17,041,608
PEDEVCO Corp (c)	7,527	96,722
Permian Resources Holdings Inc/DE Class A	3,818,245	73,424,851
Prairie Operating Co (b)(c)	215,458	192,339
PrimeEnergy Resources Corp (b)(c)	3,426	563,988
Range Resources Corp	1,220,280	47,529,906
REX American Resources Corp (c)	145,285	6,793,527
Riley Exploration Permian Inc	53,096	1,765,973
Ring Energy Inc (c)	860,919	1,110,586
Sable Offshore Corp (b)(c)	637,932	9,345,704
SandRidge Energy Inc	164,612	2,414,858
Sky Quarry Inc (b)(c)	14,392	32,381
SM Energy Co	1,167,397	35,850,762
Stabilis Solutions Inc (b)(c)	18,740	68,963
Summit Midstream Corp Class A (c)	54,857	1,461,939
Talos Energy Inc (c)	653,698	9,589,750
Trio Petroleum Corp (b)(c)	80,089	29,151
Ur-Energy Inc (United States) (c)	1,772,796	2,871,930
Uranium Energy Corp (b)(c)	2,488,299	34,263,877
US Energy Corp (b)(c)	118,921	118,921
VAALCO Energy Inc	548,417	2,862,737
Venture Global Inc Class A	2,467,800	29,712,312
Verde Clean Fuels Inc Class A (c)	32,052	50,001
Viper Energy Inc Class A	959,061	43,637,276
Vitesse Energy Inc (b)	151,811	2,623,294
W&T Offshore Inc	509,518	1,875,026
World Kinect Corp (b)	289,944	8,353,287
XCF Global Inc Class A (b)	653,348	324,126
		1,276,384,204
TOTAL ENERGY		1,733,606,569
Financials - 14.1%
Banks - 5.6%
1st Source Corp	94,391	6,967,944
ACNB Corp	53,672	2,913,853
Affinity Bancshares Inc (c)	21,070	473,443
Amalgamated Financial Corp	110,067	4,565,579
Amerant Bancorp Inc Class A	201,136	4,569,810
Ameris Bancorp	330,143	27,834,356
AmeriServ Financial Inc	83,493	317,273
Ames National Corp (b)	40,428	1,161,901
Arrow Financial Corp	74,543	2,735,728
Associated Banc-Corp	828,855	23,050,458
Atlantic Union Bankshares Corp	737,338	27,738,656
Auburn National BanCorp Inc	11,574	289,119
Avidbank Holdings Inc (c)	38,351	1,180,444
Avidia Bancorp Inc (b)	91,773	1,749,193
Axos Financial Inc (c)	292,654	25,434,559
Banc of California Inc	676,232	12,997,179
BancFirst Corp	107,686	11,876,689
Bancorp Inc/The (c)	218,959	12,077,778
Bank First Corp	52,645	7,318,708
Bank of Hawaii Corp	206,252	15,798,903
Bank of Marin Bancorp	84,120	2,173,661
Bank of the James Financial Group Inc	13,749	315,265
Bank OZK	538,734	26,069,338
Bank7 Corp	16,785	742,904
BankUnited Inc	385,614	17,888,633
Bankwell Financial Group Inc	34,541	1,807,185
Banner Corp	178,071	11,574,615
Bar Harbor Bankshares	89,511	3,127,514
BayCom Corp	54,446	1,676,937
Bayfirst Financial Corp (b)(c)	23,504	147,370
BCB Bancorp Inc	98,736	1,030,804
Beacon Financial Corp	437,168	12,717,217
Blue Ridge Bankshares Inc	216,149	713,292
Bogota Financial Corp (b)(c)	16,799	141,112
BOK Financial Corp	108,836	13,935,361
Bridgewater Bancshares Inc (c)	108,942	2,054,646
Broadway Financial Corp/DE (c)	23,186	222,586
Burke & Herbert Financial Services Corp	87,715	5,578,674
Business First Bancshares Inc	171,515	4,884,747
BV Financial Inc (c)	26,499	520,175
Byline Bancorp Inc	169,215	5,599,324
C&F Financial Corp	14,657	1,080,954
California BanCorp	114,904	2,180,878
Camden National Corp	89,405	4,472,932
Capital Bancorp Inc	57,345	1,830,452
Capital City Bank Group Inc	71,652	3,270,197
Capitol Federal Financial Inc	637,083	4,950,135
Carter Bankshares Inc (b)	107,389	2,931,720
Catalyst Bancorp Inc (c)	13,500	214,920
Cathay General Bancorp	348,765	20,109,790
CB Financial Services Inc	21,808	781,599
Central BanCo Inc	169,789	4,822,008
Central Pacific Financial Corp	137,059	4,709,347
Central Plains Bancshares Inc (c)	15,014	277,459
CF Bankshares Inc Class A	20,862	594,984
Chain Bridge Bancorp Inc Class A (c)	12,148	440,365
Chemung Financial Corp	15,364	1,055,200
ChoiceOne Financial Services Inc	74,453	2,337,824
Citizens & Northern Corp	92,094	1,939,500
Citizens Community Bancorp Inc/WI	38,950	794,580
Citizens Financial Services Inc	25,304	1,645,519
City Holding Co	74,115	9,213,236
Civista Bancshares Inc	105,279	2,726,726
CNB Financial Corp/PA	152,045	4,663,220
Coastal Financial Corp/WA Class A (c)	67,682	4,817,605
CoastalSouth Bancshares Inc	38,880	992,606
Colony Bankcorp Inc	111,103	2,199,839
Columbia Banking System Inc	1,526,100	45,233,604
Columbia Financial Inc (b)(c)	138,823	2,794,507
Commerce Bancshares Inc/MO	687,708	35,912,112
Commercial Bancgroup Inc	36,065	1,041,918
Community Bancorp/VT	25,801	931,158
Community Financial System Inc	272,890	17,366,720
Community Trust Bancorp Inc	79,637	5,324,530
Community West Bancshares	117,953	2,832,052
Connectone Bancorp Inc	262,558	7,895,119
Cullen/Frost Bankers Inc	326,120	44,195,782
Customers Bancorp Inc (c)	164,769	12,380,743
CVB Financial Corp	869,299	17,698,928
Dime Community Bancshares Inc	212,836	7,964,323
Eagle Bancorp Inc	146,071	3,986,278
Eagle Bancorp Montana Inc	35,313	783,595
Eagle Financial Services Inc	19,855	783,478
East West Bancorp Inc	704,468	86,325,509
Eastern Bankshares Inc	1,124,954	22,195,342
ECB Bancorp Inc/MD (b)(c)	22,968	419,396
Enterprise Financial Services Corp	192,487	11,666,637
Equity Bancshares Inc Class A	79,349	3,657,989
Esquire Financial Holdings Inc	34,714	3,814,721
Farmers & Merchants Bancorp Inc/Archbold OH	68,322	1,908,233
Farmers National Banc Corp	297,375	4,216,778
FB Bancorp Inc (b)(c)	81,548	1,136,779
FB Financial Corp (b)	209,225	11,024,065
Fidelity D&D Bancorp Inc	23,634	1,103,944
Fifth District Bancorp Inc (c)	21,572	325,953
Financial Institutions Inc	104,589	3,789,259
Finward Bancorp	17,219	567,883
Finwise Bancorp (b)(c)	36,660	527,171
First Bancorp Inc/The	43,983	1,280,345
First Bancorp/Southern Pines NC	214,512	12,619,741
First Bank/Hamilton NJ	103,271	1,615,158
First Busey Corp	460,273	12,597,672
First Business Financial Services Inc	41,800	2,404,336
First Capital Inc	18,085	1,117,834
First Citizens BancShares Inc/NC Class A	49,865	99,256,781
First Commonwealth Financial Corp	533,069	10,096,327
First Community Bankshares Inc	95,814	4,130,542
First Community Corp/SC	42,505	1,277,700
First Financial Bancorp	538,688	16,570,043
First Financial Bankshares Inc	674,597	22,045,830
First Financial Corp	62,683	4,336,410
First Guaranty Bancshares Inc (b)	34,961	334,227
First Hawaiian Inc	641,201	17,299,603
First Horizon Corp	2,506,224	60,725,808
First Internet Bancorp	46,143	1,114,815
First Interstate BancSystem Inc Class A	461,703	16,436,627
First Merchants Corp	324,355	13,071,507
First Mid Bancshares Inc	114,532	5,045,135
First National Corp/VA	37,462	1,041,256
First Northwest Bancorp (c)	31,213	311,194
First Seacoast Bancorp Inc (c)	11,469	191,991
First United Corp	28,601	1,130,884
First US Bancshares Inc	24,217	387,472
First Western Financial Inc (c)	34,666	1,011,207
Firstsun Capital Bancorp (b)(c)	121,580	4,310,011
Five Star Bancorp	86,037	3,633,343
Flagstar Financial Inc	1,554,627	21,858,056
Flushing Financial Corp	185,311	2,959,417
FNB Corp/PA	1,841,629	32,191,675
Franklin Financial Services Corp	21,553	1,252,876
FS Bancorp Inc	29,864	1,215,763
Fulton Financial Corp	956,369	20,743,644
FVCBankcorp Inc	71,484	1,128,018
GBank Financial Holdings Inc (c)	47,293	1,408,858
German American Bancorp Inc	194,748	8,514,383
Glacier Bancorp Inc	666,103	31,673,198
Great Southern Bancorp Inc	42,992	3,084,676
Greene County Bancorp Inc	32,333	848,418
Hancock Whitney Corp	425,510	28,985,741
Hanmi Financial Corp	157,131	4,732,786
Hanover Bancorp Inc	11,620	270,281
Hawthorn Bancshares Inc	28,173	1,033,667
HBT Financial Inc	61,366	1,756,909
Heritage Financial Corp Wash	218,053	5,941,944
Hilltop Holdings Inc	217,272	8,195,500
Hingham Institution For Savings The (b)	10,068	2,913,579
Home Bancorp Inc	36,466	2,347,681
Home BancShares Inc/AR	947,002	25,341,774
Home Federal Bancorp Inc of Louisiana	6,588	127,345
HomeTrust Bancshares Inc	67,589	3,140,861
Hope Bancorp Inc	688,512	8,633,940
Horizon Bancorp Inc/IN	270,531	5,018,350
Hoyne Bancorp Inc	33,388	530,869
Independent Bank Corp	257,797	20,386,587
Independent Bank Corp/MI	105,022	3,604,355
International Bancshares Corp	280,075	20,210,212
Investar Holding Corp	59,298	1,675,761
Isabella Bank Corp	35,531	1,448,954
John Marshall Bancorp Inc	60,169	1,279,795
Kearny Financial Corp/MD	320,258	2,638,926
Kentucky First Federal Bancorp (c)	8,901	42,724
Lake Shore Bancorp Inc/MD	694	10,798
Lakeland Financial Corp	130,971	7,940,772
Landmark Bancorp Inc/Manhattan KS	21,112	600,003
LCNB Corp	65,588	1,117,620
Live Oak Bancshares Inc	183,682	6,985,426
Magyar Bancorp Inc	18,611	321,970
MainStreet Bancshares Inc (b)	26,031	595,850
Marathon Bancorp Inc (b)(c)	6,243	83,905
Mechanics Bancorp Class A	255,392	3,759,370
Mercantile Bank Corp	89,954	4,766,662
Meridian Corp	43,681	785,384
Metrocity Bankshares Inc (b)	111,094	3,628,330
Metropolitan Bank Holding Corp	57,049	5,107,026
Mid Penn Bancorp Inc	109,191	3,565,086
Midland States Bancorp Inc	111,192	3,091,138
MVB Financial Corp	59,092	1,580,711
National Bank Holdings Corp Class A	235,171	9,837,203
National Bankshares Inc VA	31,037	1,092,192
NB Bancorp Inc	202,538	4,056,836
Nbt Bancorp Inc	273,052	12,625,924
Nicolet Bankshares Inc	101,089	14,179,754
Northeast Bank (b)	38,416	4,830,428
Northeast Community Bancorp Inc	62,015	1,503,244
Northfield Bancorp Inc	197,717	2,803,627
Northpointe Bancshares Inc	54,173	925,275
Northrim BanCorp Inc	116,184	2,870,907
Northwest Bancshares Inc	773,207	10,940,879
Norwood Financial Corp	49,587	1,499,015
NSTS Bancorp Inc (c)	20,056	276,171
Oak Valley Bancorp	30,374	999,608
OceanFirst Financial Corp	307,817	5,783,881
Ohio Valley Banc Corp	17,948	862,401
Old National Bancorp/IN	1,787,623	42,920,828
Old Second Bancorp Inc	274,237	5,846,733
OP Bancorp	49,313	693,341
OptimumBank Holdings Inc (c)	23,392	128,656
Orange County Bancorp Inc	52,177	1,780,279
Origin Bancorp Inc	150,661	7,180,503
Orrstown Financial Services Inc	102,303	3,798,510
Park National Corp	83,343	14,298,325
Parke Bancorp Inc	49,094	1,508,659
Pathfinder Bancorp Inc	8,885	123,234
Pathward Financial Inc	112,278	9,233,743
Patriot National Bancorp Inc (b)(c)	432,401	484,289
PCB Bancorp	50,343	1,236,928
Peapack-Gladstone Financial Corp	82,886	3,584,820
Peoples Bancorp Inc/OH	186,366	6,481,809
Peoples Bancorp of North Carolina Inc	23,162	975,120
Peoples Financial Services Corp	49,162	2,920,714
Pinnacle Financial Partners Inc	777,248	75,968,220
Pioneer Bancorp Inc/NY (c)	34,783	519,310
Plumas Bancorp	33,468	1,761,421
Ponce Financial Group Inc (b)(c)	99,679	1,881,940
Preferred Bank/Los Angeles CA	58,844	5,638,432
Primis Financial Corp	108,175	1,560,965
Princeton Bancorp Inc	25,209	908,532
Prosperity Bancshares Inc (b)	524,882	36,195,863
Provident Financial Holdings Inc	25,794	437,208
Provident Financial Services Inc	682,748	15,150,178
QCR Holdings Inc	86,033	7,927,941
RBB Bancorp	63,895	1,528,368
Red River Bancshares Inc	24,091	2,190,354
Renasant Corp	492,480	20,053,786
Republic Bancorp Inc/KY Class A	50,359	4,076,561
Rhinebeck Bancorp Inc (b)(c)	18,252	297,143
Richmond Mutual BanCorp Inc	33,065	480,104
Riverview Bancorp Inc	87,047	488,334
S&T Bancorp Inc	195,981	8,836,783
SB Financial Group Inc	27,085	585,036
Seacoast Banking Corp of Florida	503,951	15,274,755
ServisFirst Bancshares Inc	260,093	20,284,653
Shore Bancshares Inc	161,790	3,342,581
Sierra Bancorp	58,567	2,224,375
Simmons First National Corp Class A	762,044	16,345,844
SmartFinancial Inc	75,216	3,136,507
Sound Financial Bancorp Inc	6,222	259,644
South Plains Financial Inc	62,884	2,552,462
Southern Financial Capital Trust III (c)	38,240	2,209,125
Southern Missouri Bancorp Inc	48,231	3,330,833
Southside Bancshares Inc	147,781	4,841,306
SOUTHSTATE BANK CORP	510,837	48,401,806
SR Bancorp Inc (b)	29,916	562,122
Stellar Bancorp Inc	236,000	8,812,240
Sterling Bancorp Inc/MI (c)(d)	102,043	1
Stock Yards Bancorp Inc	141,732	10,167,854
Summit State Bank (c)	22,498	305,298
Texas Capital Bancshares Inc (c)	228,408	22,724,312
Texas Community Bancshares Inc	9,020	151,085
TFS Financial Corp	269,737	4,291,516
Third Coast Bancshares Inc (c)	64,415	2,464,518
Timberland Bancorp Inc/WA	36,528	1,482,306
Tompkins Financial Corp	65,833	5,671,513
Towne Bank/Portsmouth VA	446,694	15,218,865
TriCo Bancshares	169,308	8,600,846
Triumph Financial Inc (b)(c)	117,444	8,367,885
TrustCo Bank Corp NY	94,198	4,880,398
Trustmark Corp	305,861	13,506,822
UMB Financial Corp	367,265	48,207,204
Union Bankshares Inc/Morrisville VT	19,944	460,706
United Bancorp Inc/OH	22,535	354,926
United Bankshares Inc/WV	722,647	31,370,106
United Community Bank/SC	628,291	20,702,188
Unity Bancorp Inc	32,795	1,831,929
Univest Financial Corp	148,726	5,865,753
USCB Financial Holdings Inc	42,616	790,101
Valley National Bancorp	2,470,215	34,014,861
Virginia National Bankshares Corp	24,046	1,043,356
WaFd Inc	395,784	14,074,079
Washington Trust Bancorp Inc	104,457	3,402,164
Webster Financial Corp	826,614	60,111,370
WesBanco Inc	504,453	17,479,296
West BanCorp Inc	76,150	1,823,031
Westamerica BanCorp	128,107	7,108,657
Western Alliance Bancorp	528,729	42,113,265
Western New England Bancorp Inc	72,400	960,748
Wintrust Financial Corp	344,691	51,782,929
WSFS Financial Corp	275,988	19,719,343
Zions Bancorp NA	761,164	47,534,692
		2,390,234,898
Capital Markets - 2.5%
Acadian Asset Management Inc	136,171	9,846,525
Aether Holdings Inc (b)(c)	11,838	42,854
Affiliated Managers Group Inc	144,917	43,888,113
AI Financial Corp (b)(c)	682,384	580,709
AlTi Global Inc Class A (c)	238,451	786,888
Artisan Partners Asset Management Inc Class A	367,373	13,754,445
AtlasClear Holdings Inc (b)(c)	788,732	184,879
Bakkt Inc Class A (b)(c)	68,501	744,606
Beneficient Class A (b)(c)	74,700	276,390
BGC Group Inc Class A	1,877,024	19,614,901
Binah Capital Group Inc (b)(c)	24,558	39,047
Bitgo Holdings Inc Class A (b)	62,065	373,011
Blue Owl Capital Inc Class A (b)	3,253,140	33,442,279
BRC Group Holdings Inc (b)(c)	89,839	838,198
CaliberCos Inc Class A (c)	44,220	44,220
Carlyle Group Inc/The	1,338,760	60,819,867
CGrowth Capital Inc (b)(c)	180,642	324
Cohen & Co Inc	5,923	65,153
Cohen & Steers Inc	142,490	9,945,802
DigitalBridge Group Inc Class A	858,856	13,432,508
Dominari Holdings Inc (b)	48,547	179,624
Donnelley Financial Solutions Inc (c)	137,571	5,460,193
Evercore Inc Class A	199,416	67,972,938
Federated Hermes Inc Class B	381,818	21,404,717
Fold Holdings Inc Class A (b)(c)	105,179	101,592
Galaxy Digital Inc Class A (b)(c)	991,442	29,326,854
GCM Grosvenor Inc Class A	327,231	3,478,466
Gemini Space Station Inc Class A (b)	81,558	429,811
Great Elm Group Inc (c)	26,097	56,630
Hamilton Lane Inc Class A (b)	211,726	18,447,686
Hennessy Advisors Inc	18,601	188,986
Heritage Global Inc (c)	128,399	156,647
Houlihan Lokey Inc Class A	279,991	39,663,525
Innventure Inc (b)(c)	243,246	1,296,501
Janus Henderson Group PLC	635,350	32,853,949
Jefferies Financial Group Inc	852,843	44,961,883
Lazard Inc	576,976	27,308,274
LPL Financial Holdings Inc	412,420	112,908,223
MarketAxess Holdings Inc	192,128	24,984,325
MarketWise Inc Class A	10,044	173,159
Marygold Cos Inc/The (b)(c)	96,010	110,412
Miami International Holdings Inc	157,213	7,428,314
Moelis & Co Class A	379,847	25,559,905
Morningstar Inc	118,775	21,619,426
Netcapital Inc (b)(c)	61,450	67,595
Open Lending Corp (c)	494,624	1,127,743
Oppenheimer Holdings Inc Class A	31,586	2,895,489
Perella Weinberg Partners Class A	344,790	5,916,596
Piper Sandler Cos	349,299	27,388,535
PJT Partners Inc Class A	125,434	19,178,859
Procap Financial Inc (b)	390,522	839,622
Ridgepost Capital Inc Class A	327,883	2,714,871
SEI Investments Co	477,972	42,004,179
Siebert Financial Corp (b)(c)	121,426	225,852
Silvercrest Asset Management Group Inc Class A	32,012	362,696
StepStone Group Inc Class A	381,820	18,827,544
Stifel Financial Corp	786,529	55,175,009
StoneX Group Inc (c)	361,562	40,983,053
TPG Inc Class A	668,306	28,449,786
Tradeweb Markets Inc Class A	596,872	59,836,418
Twenty One Capital Inc Class A (b)	1,796,852	13,152,957
US Global Investors Inc Class A	37,751	99,663
Value Line Inc	4,284	137,945
Victory Capital Holdings Inc Class A	245,777	20,780,445
Virtu Financial Inc Class A	412,801	20,701,970
Virtus Invt Partners Inc	33,605	4,806,523
Wealthfront Corp (b)(c)	188,445	2,302,798
Westwood Holdings Group Inc	29,425	484,336
WisdomTree Inc	594,624	11,327,587
		1,074,580,830
Consumer Finance - 1.1%
Ally Financial Inc	1,448,728	62,020,046
Atlanticus Holdings Corp (c)	29,229	2,520,124
Bread Financial Holdings Inc	228,579	20,359,532
Consumer Portfolio Services Inc (c)	42,668	420,705
Credit Acceptance Corp (b)(c)	30,929	17,742,112
Dave Inc Class A (c)	57,450	16,233,072
DeFi Development Corp (b)(c)	120,001	466,804
Encore Capital Group Inc (c)	115,034	9,194,668
Enova International Inc (c)	127,784	20,638,394
EZCORP Inc Class A (b)(c)	303,174	9,471,156
Figure Technology Solutions Inc Class A	164,180	5,803,763
FirstCash Holdings Inc	199,403	43,850,714
Green Dot Corp Class A (c)	253,948	3,268,311
Jefferson Capital Inc	89,169	1,514,981
Katapult Holdings Inc Class A (b)(c)	21,050	127,773
LendingClub Corp (c)	596,314	10,644,205
Lendingtree Inc (c)	58,318	2,227,748
Medallion Financial Corp	88,001	856,250
Navient Corp	373,864	3,200,276
Nelnet Inc Class A	71,916	9,390,072
NerdWallet Inc Class A (b)(c)	181,470	1,560,642
OneMain Holdings Inc	605,128	33,469,630
Oportun Financial Corp (c)	204,240	1,106,981
OppFi Inc Class A (b)(c)	145,698	1,236,976
PRA Group Inc (c)	204,617	3,122,455
PROG Holdings Inc	205,335	7,550,168
Regional Management Corp	46,937	1,725,404
SLM Corp	1,018,057	22,519,421
SoFi Technologies Inc Class A (b)(c)	6,542,850	119,210,727
Upstart Holdings Inc (b)(c)	447,437	15,118,896
Vroom Inc (b)(c)	8,592	101,385
World Acceptance Corp (b)(c)	14,908	2,461,162
		449,134,553
Financial Services - 1.8%
Acacia Research Corp (c)	186,542	867,420
Affirm Holdings Inc Class A (c)	1,507,009	110,991,214
Alerus Financial Corp	133,068	3,803,083
Beeline Holdings Inc (b)(c)	126,236	165,369
Better Home & Finance Holding Co Class A (b)(c)	37,920	1,106,126
Cannae Holdings Inc (b)	245,375	3,638,911
Cass Information Systems Inc	59,672	2,746,702
Chime Financial Inc Class A (b)(c)	178,528	3,320,621
Corebridge Financial Inc	1,307,977	35,315,379
Enact Holdings Inc	149,478	6,246,686
Equitable Holdings Inc	1,459,777	60,361,779
Essent Group Ltd	494,519	28,627,705
Euronet Worldwide Inc (b)(c)	202,973	14,711,483
Federal Agricultural Mortgage Corp Class C	51,488	9,154,052
Finance of America Cos Inc Class A (b)(c)	27,357	544,951
Flywire Corp (c)	568,234	9,114,473
HA Sustainable Infrastructure Capital Inc	651,067	26,693,747
Halo Spin-Out SPV Inc Class A (c)(d)	8,869	0
Income Opportunity Realty Investors Inc (c)	1,629	29,322
International Money Express Inc (c)	143,108	2,142,327
Jackson Financial Inc	364,937	37,628,654
loanDepot Inc Class A (b)(c)	1,048,117	1,383,514
Marqeta Inc Class A (c)	2,002,364	8,129,598
Merchants Bancorp/IN (b)	152,541	7,190,783
MGIC Investment Corp	1,136,270	28,656,729
Mount Logan Capital Inc	57,431	182,631
MYOS Corp (d)	833	1,041
NCR Atleos Corp (c)	382,283	17,049,822
NewtekOne Inc (b)	146,423	2,032,351
NMI Holdings Inc (c)	394,130	14,149,267
OLB Group Inc/The (c)	94,813	46,657
Onity Group Inc (b)(c)	35,408	1,222,992
Paymentus Holdings Inc Class A (c)	263,146	6,181,300
Payoneer Global Inc (c)	1,503,463	7,818,008
Paysign Inc (b)(c)	184,221	1,339,287
PennyMac Financial Services Inc	151,369	12,695,318
Priority Technology Holdings Inc (b)(c)	136,170	870,126
Radian Group Inc	702,680	23,996,522
Remitly Global Inc (c)	888,245	17,782,665
Repay Holdings Corp Class A (c)	367,482	1,425,830
Rocket Cos Inc Class A (c)	4,995,058	72,478,293
RTB Digital Inc (b)(c)	7,347	33,429
Security National Financial Corp Class A	87,259	846,412
Sezzle Inc (b)(c)	88,602	10,468,326
SHF Holdings Inc Class A (b)(c)	36,837	18,054
Shift4 Payments Inc Class A (b)(c)	350,400	15,613,824
Sui Group Holdings Ltd (c)	191,775	306,840
Toast Inc Class A (c)	2,457,373	63,965,419
Usio Inc (c)	27,727	44,640
UWM Holdings Corp Class A	1,323,438	4,049,720
Velocity Financial Inc (c)	48,477	848,348
Voya Financial Inc	482,228	39,166,558
Walker & Dunlop Inc	148,663	7,461,396
Waterstone Financial Inc	72,975	1,350,767
Western Union Co/The (b)	1,660,237	13,497,727
WEX Inc (c)	177,415	25,718,078
XBP Global Holdings Inc Class A (c)	64,635	158,356
		765,390,632
Insurance - 2.4%
Abacus Global Management Inc Class A (b)	168,518	1,513,292
American Coastal Insurance Corp	125,627	1,312,802
American Financial Group Inc/OH	357,239	46,369,622
American Integrity Insurance Group Inc	35,107	574,351
Amerisafe Inc	100,360	3,076,034
Assured Guaranty Ltd	223,345	16,574,432
Ategrity Specialty Holdings LLC (c)	35,619	694,927
Atlantic American Corp (c)	12,288	26,051
Axis Capital Holdings Ltd	395,733	37,566,934
Baldwin Insurance Group Inc/The Class A (b)(c)	406,826	7,900,561
Bowhead Specialty Holdings Inc (c)	89,536	2,383,448
Brighthouse Financial Inc (c)	294,349	18,411,530
Citizens Inc/TX Class A (b)(c)	236,644	1,228,182
CNA Financial Corp (b)	112,530	4,733,012
CNO Financial Group Inc	475,049	21,838,003
Crawford & Co Class A	75,246	786,321
Crawford & Co Class B	45,996	461,340
Donegal Group Inc Class A	85,524	1,451,342
Donegal Group Inc Class B (b)	7,219	138,244
eHealth Inc (c)	97,187	150,640
Employers Holdings Inc	119,645	5,204,558
Ethos Technologies Inc Class A (b)	55,448	1,047,967
F&G Annuities & Life Inc (b)	197,740	5,481,353
FG Nexus Inc (b)(c)	36,949	321,826
FG Nexus Inc rights (c)(d)	5,146	0
Fidelity National Financial Inc	1,317,572	62,387,034
First American Financial Corp	525,977	34,835,457
Genworth Financial Inc Class A (c)	2,050,712	17,554,095
GoHealth Inc Class A (b)(c)	81,897	52,414
Goosehead Insurance Inc Class A (c)	129,560	4,455,568
Greenlight Capital Re Ltd Class A (c)	135,596	2,124,789
Hagerty Inc Class A (b)(c)	188,705	1,928,565
Hanover Insurance Group Inc/The	181,989	33,886,352
HCI Group Inc	55,689	8,580,004
Health In Tech Inc Class A (b)(c)	78,190	77,572
Heritage Insurance Holdings Inc (c)	115,115	2,495,693
Hippo Holdings Inc (c)	109,074	2,821,744
Horace Mann Educators Corp	212,260	9,706,650
Investors Title Co	8,133	1,909,222
James River Group Holdings Inc	227,943	891,257
Kemper Corp	307,898	7,595,844
Kingstone Cos Inc	57,908	861,092
Kinsale Capital Group Inc	113,602	34,622,482
Lemonade Inc (b)(c)	328,813	19,071,154
Lincoln National Corp	873,451	30,824,086
Markel Group Inc (c)	64,999	118,011,534
MBIA Inc (b)(c)	219,978	1,291,271
Mercury General Corp	137,143	13,444,128
Neptune Insurance Holdings Inc Class A (b)	140,787	3,951,891
NI Holdings Inc (c)	22,795	318,674
Octave Specialty Group Inc (c)	183,863	1,007,569
Old Republic International Corp	1,174,836	43,739,144
Oscar Health Inc Class A (c)	1,120,118	24,900,223
Palomar Hldgs Inc (c)	137,167	14,682,356
Presurance Holdings Inc (c)	40,575	23,950
Primerica Inc	164,642	44,448,401
ProAssurance Corp (b)(c)	246,991	5,925,314
Reinsurance Group of America Inc	339,967	68,244,976
Reliance Global Group Inc (b)	5,811	22,836
RLI Corp	474,980	23,767,999
Root Inc/OH Class A (b)(c)	71,415	3,717,865
Ryan Specialty Holdings Inc Class A (b)	590,920	18,820,802
Safety Insurance Group Inc	78,775	5,527,642
Selective Insurance Group Inc	307,144	26,580,242
Selectquote Inc (c)	803,709	803,709
SiriusPoint Ltd (c)	538,403	11,494,904
Skyward Specialty Insurance Group Inc (c)	213,327	9,411,987
Slide Insurance Holdings Inc (c)	122,797	2,214,030
Stewart Information Services Corp	157,283	10,220,249
Tiptree Inc Class A	123,944	2,260,739
Trupanion Inc (c)	177,107	3,864,475
TWFG Inc Class A (c)	75,160	1,410,753
United Fire Group Inc	113,958	5,051,758
Universal Insurance Holdings Inc	130,983	4,848,991
Unum Group	786,947	65,497,599
White Mountains Insurance Group Ltd	12,626	26,070,417
		1,017,504,274
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
ACRES Commercial Realty Corp (c)	33,221	677,708
Adamas Trust Inc	447,141	4,113,697
AGNC Investment Corp	5,737,770	59,730,186
Angel Oak Mortgage REIT Inc	98,404	809,865
Annaly Capital Management Inc	3,717,638	81,230,390
Apollo Commercial Real Estate Finance Inc	693,445	7,600,157
Arbor Realty Trust Inc (b)	1,027,509	5,908,177
Ares Commercial Real Estate Corp (b)	317,342	1,567,669
ARMOUR Residential REIT Inc (b)	586,857	10,064,598
Blackstone Mortgage Trust Inc Class A	825,942	15,098,220
Brightspire Capital Inc Class A	568,353	3,279,397
Cherry Hill Mortgage Investment Corp	276,721	655,829
Chimera Investment Corp	425,790	5,799,260
Claros Mortgage Trust Inc (b)(c)	703,563	1,709,658
Dynex Capital Inc	1,023,663	13,399,749
Ellington Financial Inc	643,482	8,732,051
Franklin BSP Realty Trust Inc (b)	445,079	3,858,835
Granite Point Mortgage Trust Inc	350,657	511,959
Invesco Mortgage Capital Inc (b)	385,788	3,036,152
Kkr Real Estate Finance Trust Inc (b)	308,708	2,059,082
Ladder Capital Corp Class A	576,836	5,895,264
Lument Finance Trust Inc (b)	365,565	383,843
Manhattan Bridge Capital Inc	59,676	251,832
MFA Financial Inc	558,418	5,360,813
Nexpoint Real Estate Finance Inc	39,180	611,600
Orchid Island Capital Inc	973,365	6,599,415
Pennymac Mortgage Investment Trust	334,191	3,495,638
Ready Capital Corp	631,603	1,124,253
Redwood Trust Inc	497,246	2,695,073
Rithm Capital Corp	2,883,339	26,872,719
Rithm Property Trust Inc	51,223	749,905
Sachem Capital Corp	303,191	363,828
Seven Hills Realty Trust	137,409	1,172,099
Starwood Property Trust Inc	1,801,535	30,770,218
Sunrise Realty Trust Inc	76,965	684,989
TPG Mortgage Investment Trust Inc	177,321	1,368,918
TPG RE Finance Trust Inc	416,950	3,502,380
Two Harbors Investment Corp	549,048	6,769,762
		328,515,188
TOTAL FINANCIALS		6,025,360,375
Health Care - 12.6%
Biotechnology - 6.4%
4D Molecular Therapeutics Inc (b)(c)	202,979	2,011,522
Abeona Therapeutics Inc (b)(c)	263,003	1,520,157
Absci Corp (c)	685,923	4,629,980
ABVC BioPharma Inc (b)(c)	109,835	154,867
ACADIA Pharmaceuticals Inc (c)	647,999	14,035,658
Achieve Life Sciences Inc (b)(c)	276,242	1,447,508
Acrivon Therapeutics Inc (b)(c)	111,335	178,136
Actinium Pharmaceuticals Inc (b)(c)	171,447	216,023
Actuate Therapeutics Inc (b)(c)	51,919	104,876
Acumen Pharmaceuticals Inc (b)(c)	177,191	460,697
Acurx Pharmaceuticals Inc (c)	16,250	32,175
Adicet Bio Inc (c)	47,760	444,646
Aditxt Inc (c)	435	51
ADMA Biologics Inc (c)	1,232,415	9,834,672
Adverum Biotechnologies Inc rights (b)(c)(d)	76,551	0
AEON Biopharma Inc Class A (b)(c)	47,535	35,970
Agenus Inc (b)(c)	163,921	573,724
Agios Pharmaceuticals Inc (c)	303,759	8,930,515
AIM ImmunoTech Inc (b)	27,999	11,418
AIxCrypto Holdings Inc (c)	50,263	64,337
AIxCrypto Holdings Inc rights (c)(d)	2,906	0
Akebia Therapeutics Inc (c)	1,397,714	1,425,668
Aktis Oncology Inc (b)	97,084	2,013,522
Alaunos Therapeutics Inc (c)	15,224	44,454
Aldeyra Therapeutics Inc (b)(c)	262,161	458,782
Alector Inc (c)	484,110	1,045,678
Aligos Therapeutics Inc Class A (b)(c)	24,809	141,411
Alkermes PLC (c)	848,342	35,791,549
Allarity Therapeutics Inc (b)(c)	94,289	154,634
Allogene Therapeutics Inc (c)	1,317,691	2,859,389
Alnylam Pharmaceuticals Inc (c)	684,324	206,652,163
Altimmune Inc (b)(c)	988,478	3,014,858
ALX Oncology Holdings Inc (c)	187,907	357,023
Alzamend Neuro Inc (b)(c)	33,502	39,867
AnaptysBio Inc (c)	101,648	5,658,744
Anavex Life Sciences Corp (b)(c)	484,708	1,468,665
Anika Therapeutics Inc (c)	73,771	1,071,893
Anixa Biosciences Inc (b)(c)	167,262	451,607
Annexon Inc (b)(c)	696,215	3,773,485
Annovis Bio Inc (b)(c)	123,461	237,045
Apimeds Pharmaceuticals US Inc (b)(c)	27,334	38,541
Apogee Therapeutics Inc (c)	277,564	22,799,107
Aptevo Therapeutics Inc (b)(c)	8,901	43,704
AquaBounty Technologies Inc (c)	40,838	42,472
Arbutus Biopharma Corp (b)(c)	794,940	3,624,926
Arcturus Therapeutics Holdings Inc (b)(c)	138,170	1,094,306
Arcus Biosciences Inc (c)	438,395	11,108,929
Arcutis Biotherapeutics Inc (c)	576,471	12,371,068
Ardelyx Inc (c)	1,257,295	7,594,062
Armata Pharmaceuticals Inc (b)(c)	56,701	463,247
ArriVent Biopharma Inc (c)	158,190	4,788,411
Arrowhead Pharmaceuticals Inc (c)	720,889	56,164,462
ARS Pharmaceuticals Inc (b)(c)	339,030	3,075,002
Assembly Biosciences Inc (b)(c)	58,396	1,615,233
Atara Biotherapeutics Inc (b)(c)	29,408	309,078
Atossa Therapeutics Inc (b)(c)	46,409	242,719
Atrium Therapeutics Inc	73,533	955,929
aTyr Pharma Inc (c)	550,058	298,406
Aura Biosciences Inc (c)	502,397	3,752,906
Avalo Therapeutics Inc (c)	176,168	2,809,880
Avita Medical Inc (b)(c)	161,606	699,754
Azitra Inc (c)	359,022	82,575
Beam Therapeutics Inc (c)	510,808	16,820,907
Beyondspring Inc (b)(c)	164,922	277,069
Bicara Therapeutics Inc (c)	164,528	3,578,484
Bio Green Med Solution Inc (c)	16,327	17,960
bioAffinity Technologies Inc (b)(c)	28,059	46,859
BioAtla Inc (b)(c)	6,128	24,083
BioCardia Inc (b)(c)	59,971	55,773
BioCryst Pharmaceuticals Inc (c)	1,247,457	11,114,842
Biohaven Ltd (c)	592,186	6,519,968
BioMarin Pharmaceutical Inc (c)	984,215	56,385,677
Biomea Fusion Inc (b)(c)	291,584	402,386
BioRestorative Therapies Inc (b)(c)	193,321	92,407
BioVie Inc (c)	55,453	78,743
Bioxcel Therapeutics Inc (b)(c)	105,892	123,894
Black Diamond Therapeutics Inc (b)(c)	240,495	533,899
Bolt Biotherapeutics Inc (c)	17,060	89,565
Bone Biologics Corp (b)(c)	7,810	10,309
Boundless Bio Inc (c)	82,655	119,850
Bridgebio Pharma Inc (c)	871,645	57,755,198
C4 Therapeutics Inc (c)	415,948	1,817,693
Cabaletta Bio Inc (b)(c)	662,486	2,504,197
Calidi Biotherapeutics Inc (b)(c)	49,776	9,209
CAMP4 Therapeutics Corp (c)	165,086	724,728
Candel Therapeutics Inc (b)(c)	199,929	1,659,411
Canton Strategic Holdings Inc (b)(c)	207,842	644,310
Capricor Therapeutics Inc (c)	238,101	7,133,506
Cardiff Oncology Inc (b)(c)	363,388	690,437
Cardio Diagnostics Holdings Inc (b)(c)	17,089	31,273
CareDx Inc (c)	266,600	6,083,812
Caribou Biosciences Inc (b)(c)	450,523	1,063,234
Carisma Therapeutics Inc rights (c)(d)	1,018,958	10
Cartesian Therapeutics Inc (b)(c)	57,254	431,696
Cartesian Therapeutics Inc rights (b)(c)(d)	555,522	161,101
Catalyst Pharmaceuticals Inc (c)	597,640	18,664,297
CEL-SCI Corp (c)	42,461	65,390
Celcuity Inc (b)(c)	185,483	24,646,981
Celldex Therapeutics Inc (c)	396,994	12,477,521
Cellectar Biosciences Inc (c)	26,977	84,708
Celularity Inc Class A (c)	104,816	105,864
Century Therapeutics Inc (b)(c)	560,308	1,372,755
CervoMed Inc (b)(c)	37,241	115,820
CG oncology Inc (c)	354,294	22,068,973
Chinook Therapeutics Inc rights (c)(d)	51,768	0
Cibus Inc Class A (b)(c)	131,371	189,174
Citius Oncology Inc Class A (c)	112,734	89,962
Clene Inc (b)(c)	46,026	301,931
Climb Bio Inc (c)	134,331	1,472,268
Cogent Biosciences Inc (c)	787,583	27,533,902
Coherus Oncology Inc (b)(c)	783,155	1,245,216
Compass Therapeutics Inc (c)	798,947	1,901,494
Corbus Pharmaceuticals Holdings Inc (b)(c)	83,288	658,808
Corvus Pharmaceuticals Inc (b)(c)	380,913	4,727,130
Coya Therapeutics Inc (b)(c)	108,636	523,626
Creative Medical Technology Holdings Inc (b)(c)	27,549	61,985
Crescent Biopharma Inc (c)	38,989	805,123
Cue Biopharma Inc (b)(c)	16,031	351,079
Cullinan Therapeutics Inc (c)	266,914	4,388,066
Curis Inc (c)	116,491	66,050
Cyclerion Therapeutics Inc (c)	24,730	77,900
Cypherpunk Technologies Inc (b)(c)	264,741	299,157
Cyteir Therapeutics Inc (c)(d)	97,013	1
Cytokinetics Inc (b)(c)	677,623	52,014,341
CytomX Therapeutics Inc (c)	925,759	3,332,732
Damora Therapeutics Inc (b)(c)	93,464	2,325,384
Decoy Therapeutics Inc (b)(c)	5,156	45,888
Denali Therapeutics Inc (c)	768,130	16,161,455
Dermata Therapeutics Inc (c)	41,321	53,717
Design Therapeutics Inc (c)	152,816	1,601,512
DiaMedica Therapeutics Inc (b)(c)	158,705	950,643
Dianthus Therapeutics Inc (c)	190,661	17,733,380
Dianthus Therapeutics Inc rights (c)(d)	190,584	2
Disc Medicine Inc (b)(c)	164,148	11,419,776
Dogwood Therapeutics Inc (c)	57,163	96,606
Dogwood Therapeutics Inc (CVR) (c)(d)	6,054	0
Dyadic International Inc (c)	151,125	122,109
Dyne Therapeutics Inc (c)	744,640	14,393,891
Edesa Biotech Inc (c)	34,981	252,563
Editas Medicine Inc (c)	509,394	1,762,503
Eikon Therapeutics Inc (b)(c)	109,803	1,190,265
Eledon Pharmaceuticals Inc (b)(c)	389,371	1,483,504
Elicio Therapeutics Inc (b)(c)	58,434	668,485
Elutia Inc (c)	148,728	172,524
Emergent BioSolutions Inc (b)(c)	275,298	2,510,718
Enanta Pharmaceuticals Inc (c)	139,841	1,840,308
Ensysce Biosciences Inc (c)	72,454	20,360
Entrada Therapeutics Inc (c)	127,190	899,233
Equillium Inc (b)(c)	164,610	477,369
Erasca Inc (c)	1,233,143	15,833,556
Ernexa Therapeutics Inc (c)	5,574	58,917
Estrella Immunopharma Inc (b)(c)	99,247	108,179
Evommune Inc	58,033	1,348,107
Exagen Inc (c)	82,372	410,213
Exelixis Inc (c)	1,336,929	67,488,176
Exicure Inc (b)(c)	19,367	61,974
eXoZymes Inc (c)	10,311	100,532
Fate Therapeutics Inc (c)	535,817	1,521,720
Fibrobiologics Inc (b)(c)	19,544	22,671
First Tracks Biotherapeutics Inc	101,699	1,623,116
Foghorn Therapeutics Inc (c)	188,248	805,701
Forte Biosciences Inc (c)	86,883	1,656,859
Fortress Biotech Inc (b)(c)	131,019	366,853
Forum Markets Inc (b)(c)	93,796	415,516
Gain Therapeutics Inc (b)(c)	207,106	403,857
Galectin Therapeutics Inc (b)(c)	271,585	684,394
Genelux Corp (b)(c)	211,075	643,779
Genprex Inc (b)(c)	25,119	19,580
GeoVax Labs Inc (b)(c)	22,245	45,825
Geron Corp (c)	2,794,804	3,493,505
Gossamer Bio Inc (b)(c)	1,150,857	265,733
GRAIL Inc (b)(c)	153,608	11,010,621
Greenland Mines Ltd (b)(c)	349,113	124,284
Greenwich Lifesciences Inc (b)(c)	33,114	866,759
GRI Bio Inc (b)(c)	13,707	28,922
GridAI Technologies Corp (c)	20,539	115,224
GT Biopharma Inc (b)(c)	178,982	85,589
Gyre Therapeutics Inc (c)	111,244	657,452
Gyre Therapeutics Inc rights (c)(d)	163,033	2
Halozyme Therapeutics Inc (c)	604,753	40,240,265
HCW Biologics Inc (b)(c)	32,138	63,633
Heron Therapeutics Inc (b)(c)	666,160	579,626
Humacyte Inc Class A (b)(c)	839,278	1,091,061
Hyperliquid Strategies Inc (b)	643,788	6,431,442
iBio Inc (b)(c)	187,860	356,934
Ideaya Biosciences Inc (c)	453,819	13,374,046
Immix Biopharma Inc (b)(c)	298,586	2,687,274
ImmuCell Corp (c)	27,128	277,791
Immuneering Corp (b)(c)	281,673	1,625,253
Immunic Inc (b)(c)	63,010	942,630
ImmunityBio Inc (b)(c)	1,579,769	11,879,863
Immunome Inc (c)	536,046	11,701,884
Immunovant Inc (b)(c)	399,101	13,290,063
Imunon Inc (b)	20,413	44,500
IN8bio Inc (c)	63,611	118,953
Indaptus Therapeutics Inc (c)	17,640	31,046
Inhibikase Therapeutics Inc (b)(c)	421,326	737,321
Inhibrx Biosciences Inc (c)	49,623	5,161,288
Inmune Bio Inc (b)(c)	113,297	159,749
Inovio Pharmaceuticals Inc (b)(c)	348,001	455,881
Insight Molecular Diagnostics Inc (b)(c)	115,818	719,230
Insmed Inc (c)	1,098,781	117,470,678
Instil Bio Inc (b)(c)	22,689	183,100
Intellia Therapeutics Inc (b)(c)	686,626	9,660,828
Intensity Therapeutics Inc (b)(c)	13,588	59,651
Invivyd Inc (c)	1,103,785	1,258,315
Ionis Pharmaceuticals Inc (c)	833,613	63,771,395
Iovance Biotherapeutics Inc (b)(c)	1,727,875	7,084,288
Ironwood Pharmaceuticals Inc Class A (c)	740,842	2,644,806
Jade Biosciences Inc (c)	168,160	3,538,086
Janux Therapeutics Inc (c)	251,491	3,669,254
Jasper Therapeutics Inc Class A (b)(c)	153,206	127,008
Kairos Pharma Ltd (b)(c)	81,151	41,338
KALA BIO Inc (c)	3,822	8,523
Kalaris Therapeutics Inc (b)(c)	34,574	182,205
KalVista Pharmaceuticals Inc (c)	204,298	5,489,487
Karyopharm Therapeutics Inc (c)	94,581	860,687
Keros Therapeutics Inc (c)	104,289	1,173,251
Kineta Inc rights (c)(d)	198,769	2
Kodiak Sciences Inc (c)	207,978	7,634,872
Korro Bio Inc (c)	35,064	470,208
Korro Bio Inc rights (c)(d)	185,128	2
Krystal Biotech Inc (c)	132,491	40,943,694
Kura Oncology Inc (c)	451,547	4,605,779
Kymera Therapeutics Inc (c)	317,300	25,834,566
Kyntra Bio Inc (c)	21,079	145,445
Kyverna Therapeutics Inc (b)(c)	183,789	1,565,882
Lantern Pharma Inc (c)	47,619	170,952
Larimar Therapeutics Inc (c)	218,451	760,209
Lexeo Therapeutics Inc (c)	308,002	1,583,130
Liminatus Pharma Inc (b)(c)	77,300	12,677
Lineage Cell Therapeutics Inc (b)(c)	1,196,937	1,591,926
Lisata Therapeutics Inc (b)(c)	39,003	126,760
Lite Strategy Inc (c)	204,707	206,754
Lixte Biotechnology Holdings Inc (b)(c)	28,392	177,450
Longeveron Inc (c)	116,119	89,667
Lunai Bioworks Inc (b)(c)	13,363	41,158
Lyell Immunopharma Inc (b)(c)	67,714	1,173,484
MacroGenics Inc (c)	303,029	1,260,601
Madrigal Pharmaceuticals Inc (c)	95,879	47,677,750
MAIA Biotechnology Inc (b)(c)	175,856	244,440
MannKind Corp (c)	1,592,082	6,002,149
MapLight Therapeutics Inc (b)	103,544	3,034,875
Marker Therapeutics Inc (b)(c)	88,024	138,198
Matinas BioPharma Holdings Inc (c)	39,583	32,062
MediciNova Inc (c)	255,141	346,992
MediPacific Inc Class A rights (c)(d)	103,801	1
Merrimack Pharmaceuticals Inc (c)(d)	82,829	0
Metagenomi Therapeutics Inc (b)(c)	189,092	257,165
MetaVia Inc (b)(c)	20,350	57,794
MetaVia Inc rights (c)(d)	1,001	0
MiMedx Group Inc (c)	613,552	2,257,871
Mineralys Therapeutics Inc (c)	286,551	9,026,357
Minerva Neurosciences Inc (b)(c)	152,543	748,986
MiNK Therapeutics Inc (b)(c)	6,599	80,508
Mirum Pharmaceuticals Inc (c)	244,547	24,821,521
Moleculin Biotech Inc (b)(c)	21,901	61,104
Monopar Therapeutics Inc (b)(c)	20,497	1,333,125
Monte Rosa Therapeutics Inc (b)(c)	319,140	6,290,249
Mustang Bio Inc (c)	84,144	56,385
Myriad Genetics Inc (c)	271,518	1,077,926
NanoViricides Inc (b)(c)	122,415	217,899
Natera Inc (c)	712,868	159,233,326
NeuBase Therapeutics Inc (c)(d)	11,216	0
Neuphoria Therapeutics Inc (c)	31,546	167,509
Neurocrine Biosciences Inc (c)	517,971	81,994,810
Neurogene Inc (b)(c)	55,794	1,581,202
Neurogene Inc rights (c)(d)	36,893	0
NextCure Inc (b)(c)	16,250	100,750
Nkarta Inc (c)	282,739	918,902
Novavax Inc (b)(c)	840,526	9,220,570
Nurix Therapeutics Inc (c)	500,542	8,889,626
Nuvalent Inc Class A (c)	268,370	29,625,364
Nuvectis Pharma Inc (b)(c)	90,494	882,317
Ocugen Inc (b)(c)	1,704,694	2,352,478
Olema Pharmaceuticals Inc (c)	269,471	3,554,322
OmniAb Operations Inc $12.5 earnout shares (c)(d)	29,768	13,991
OmniAb Operations Inc $15 earnout shares (c)(d)	29,768	10,716
Onconetix Inc (b)(c)	1,172	1,406
Oncternal Therapeutics Inc (c)(d)	14,632	0
Oncternal Therapeutics Inc rights (b)(c)(d)	6,762	0
OnKure Therapeutics Inc Class A (c)	36,530	153,426
Opus Genetics Inc (b)(c)	224,377	978,284
Opus Genetics Inc rights (c)(d)	5,723	0
Oragenics Inc (b)(c)	63,379	38,395
Organogenesis Holdings Inc Class A (c)	396,236	1,018,327
ORIC Pharmaceuticals Inc (b)(c)	399,428	3,375,167
Oruka Therapeutics Inc (c)	252,250	14,764,193
OS Therapies Inc (b)(c)	145,135	310,589
OSR Holdings Inc (b)(c)	73,009	31,803
Outlook Therapeutics Inc (b)(c)	382,684	279,359
Ovid therapeutics Inc (b)(c)	613,458	1,674,740
Palatin Technologies Inc (b)(c)	8,904	124,834
Palisade Bio Inc (b)(c)	667,004	1,414,048
Palvella Therapeutics Inc (c)	47,929	5,677,669
Palvella Therapeutics Inc rights (c)(d)	7,057	0
Pasithea Therapeutics Corp (b)(c)	77,601	55,508
Passage Bio Inc (c)	18,535	106,947
PDL BioPharma Inc (c)(d)	559,249	6
PDS Biotechnology Corp (c)	291,913	315,266
Pelthos Therapeutics Inc (b)(c)	7,464	197,572
PepGen Inc (c)	230,248	345,372
Perspective Therapeutics Inc (b)(c)	445,775	1,756,354
PharmaCyte Biotech Inc (c)	101,568	84,748
Phio Pharmaceuticals Corp (b)(c)	80,599	89,465
Plus Therapeutics Inc (b)(c)	39,144	227,818
PMV Pharmaceuticals Inc (c)	232,874	279,449
Praxis Precision Medicines Inc (c)	132,705	46,442,769
Precigen Inc (b)(c)	915,322	3,972,497
Precision BioSciences Inc (b)(c)	126,684	882,987
Prelude Therapeutics Inc (b)(c)	127,839	501,129
Prime Medicine Inc (b)(c)	569,953	2,023,333
ProKidney Corp Class A (b)(c)	534,209	977,602
Protagonist Therapeutics Inc (c)	301,954	30,062,540
Protara Therapeutics Inc (c)	241,686	1,123,840
PTC Therapeutics Inc (c)	412,750	30,481,588
Puma Biotechnology Inc (c)	200,506	1,437,628
Pyxis Oncology Inc (b)(c)	271,545	488,781
Q32 Bio Inc (b)(c)	30,017	331,688
Q32 Bio Inc rights (c)(d)	157,026	1
Quince Therapeutics Inc (b)(c)	26,588	30,576
Rallybio Corp (c)	16,252	235,004
Recursion Pharmaceuticals Inc Class A (b)(c)	2,646,001	9,499,144
REGENXBIO Inc (b)(c)	246,936	1,731,021
Rein Therapeutics Inc (c)	131,552	146,023
Relay Therapeutics Inc (c)	800,737	11,250,355
RenovoRx Inc (b)(c)	178,391	162,229
Replimune Group Inc (b)(c)	390,862	3,396,591
Revelation Biosciences Inc (c)	42,373	46,610
Revolution Medicines Inc (c)	1,011,551	159,299,052
Rezolute Inc (b)(c)	450,654	1,487,158
Rhythm Pharmaceuticals Inc (c)	311,201	27,485,272
Rigel Pharmaceuticals Inc (b)(c)	94,115	2,869,566
Rocket Pharmaceuticals Inc (c)	461,614	1,417,155
Roivant Sciences Ltd (c)	2,316,467	69,470,846
SAB Biotherapeutics Inc (b)(c)	136,173	490,223
Sagimet Biosciences Inc Class A (c)	290,427	2,117,213
Sana Biotechnology Inc (b)(c)	843,865	2,784,755
Sarepta Therapeutics Inc (c)	543,108	9,705,340
Savara Inc (c)	704,716	3,664,523
Scholar Rock Holding Corp (c)	437,828	21,584,920
SELLAS Life Sciences Group Inc (b)(c)	881,240	8,204,344
Sensei Biotherapeutics Inc (b)(c)	4,576	96,737
Senti Biosciences Holdings Inc (b)	95,866	91,226
Sera Prognostics Inc Class A (c)	172,649	372,922
Seres Therapeutics Inc (b)(c)	26,335	192,772
Serina Therapeutics Inc (b)(c)	45,248	83,256
Shattuck Labs Inc (b)(c)	284,317	1,691,686
Shuttle Pharmaceuticals Holdings Inc (c)	37,894	19,894
Silo Pharma Inc (b)(c)	142,682	61,068
Sionna Therapeutics Inc (b)(c)	73,777	3,159,131
Skye Bioscience Inc (c)	132,808	102,979
Solid Biosciences Inc (b)(c)	238,705	1,752,095
Soligenix Inc (b)(c)	76,176	69,320
Sonnet BioTherapeutics Holdings Inc rights (b)(c)(d)	36,079	0
Spectrum Pharmaceuticals Inc rights (c)(d)	927,702	9
Spero Therapeutics Inc (b)(c)	224,070	634,118
Spruce Biosciences Inc (b)(c)	5,566	285,369
Spyre Therapeutics Inc (c)	384,291	28,245,389
Spyre Therapeutics Inc rights (c)(d)	318,998	3
Stoke Therapeutics Inc (c)	265,652	8,211,303
Summit Therapeutics Inc (b)(c)	797,519	13,988,483
Surface Oncology Inc rights (c)(d)	293,597	3
Surrozen Inc Class A (c)	26,513	694,906
Sutro Biopharma Inc (c)	78,053	2,281,489
Syndax Pharmaceuticals Inc (c)	449,122	8,798,300
Tango Therapeutics Inc (c)	508,440	11,175,511
Taysha Gene Therapies Inc (c)	1,147,608	6,736,459
Tectonic Therapeutic Inc (b)(c)	50,753	1,581,717
Tectonic Therapeutic Inc rights (c)(d)	17,437	0
Tempest Therapeutics Inc (b)(c)	50,985	78,007
Tempest Therapeutics Inc warrants 12/31/2030 (c)	24,406	670
Tenax Therapeutics Inc (c)	28,375	336,811
Tenaya Therapeutics Inc (b)(c)	824,295	716,312
Tevogen Bio Holdings Inc Class A (b)(c)	3,381	26,744
TG Therapeutics Inc (b)(c)	697,748	26,472,559
Theriva Biologics Inc (b)(c)	284,723	80,804
Tonix Pharmaceuticals Holding Corp (c)	35,565	438,516
TransCode Therapeutics Inc (b)(c)	8,492	43,649
TransCode Therapeutics Inc rights (b)(c)(d)	3,245	0
Travere Therapeutics Inc (c)	462,854	21,837,452
TriSalus Life Sciences Inc Class A (b)(c)	189,776	647,136
TScan Therapeutics Inc (c)	293,642	317,133
Twist Bioscience Corp (c)	317,308	21,218,386
Tyra Biosciences Inc (c)	121,031	4,043,646
Ultragenyx Pharmaceutical Inc (c)	500,243	11,975,817
Unicycive Therapeutics Inc (b)(c)	84,554	624,009
United Therapeutics Corp (c)	221,883	123,548,893
United Therapeutics Corp rights (c)(d)	110,163	1
Upstream Bio Inc (c)	177,681	1,485,413
Vanda Pharmaceuticals Inc (c)	310,605	2,003,402
Vaxcyte Inc (c)	657,078	33,773,809
Vera Therapeutics Inc Class A (c)	333,353	11,840,699
Veracyte Inc (c)	409,212	18,962,884
Verastem Inc (c)	378,589	1,639,290
Vericel Corp (c)	262,202	8,739,193
Viking Therapeutics Inc (c)	598,010	19,578,847
Vir Biotechnology Inc (c)	585,927	5,589,744
Viridian Therapeutics Inc (c)	439,913	7,751,267
Viridian Therapeutics Inc rights (c)(d)	167,699	2
Vistagen Therapeutics Inc (b)(c)	266,141	167,669
VivoSim Labs Inc (b)(c)	24,544	32,153
Vor BioPharma Inc (c)	154,727	2,316,263
Voyager Therapeutics Inc (c)	220,367	852,820
vTv Therapeutics Inc Class A (b)(c)	14,732	491,312
Werewolf Therapeutics Inc (c)	214,645	96,590
Whitehawk Therapeutics Inc (c)	192,391	908,086
X4 Pharmaceuticals Inc (c)	422,860	1,822,527
XBiotech Inc (b)(c)	110,502	267,415
Xencor Inc (c)	371,580	4,414,370
Xenetic Biosciences Inc (c)	13,725	42,822
Xilio Therapeutics Inc (b)(c)	19,824	167,711
XOMA Royalty Corp (b)(c)	49,414	2,061,058
Z Squared Inc (b)(c)	25,344	235,953
Zenas Biopharma Inc (c)	147,601	2,715,858
Zentalis Pharmaceuticals Inc (b)(c)	263,826	1,055,304
		2,729,163,931
Health Care Equipment & Supplies - 1.6%
Accuray Inc Del (c)	471,154	178,285
Acme United Corp (b)	17,050	719,510
Adagio Medical Holdings Inc (c)	66,969	48,486
Aethlon Medical Inc (b)(c)	18,891	41,749
Alphatec Holdings Inc (c)	594,553	4,607,786
AngioDynamics Inc (c)	214,612	2,463,746
Anteris Technologies Global Corp (c)	396,200	3,415,244
Apyx Medical Corp (c)	179,731	718,025
Artivion Inc (c)	217,618	4,828,943
AtriCure Inc (c)	257,941	7,137,227
Autonomix Medical Inc (b)(c)	171,824	68,730
Avanos Medical Inc (c)	181,545	4,502,316
Avinger Inc (b)(c)(d)	6,939	0
Axe Compute Inc (c)	12,837	89,474
Axogen Inc (c)	258,959	10,223,701
Beta Bionics Inc (b)(c)	208,920	2,532,110
Beyond Air Inc (c)	102,787	47,282
Biomerica Inc (b)(c)	42,943	104,351
Bioventus Inc (b)(c)	238,842	2,032,545
Bluejay Diagnostics Inc (c)	25,155	53,832
Butterfly Network Inc Class A (c)	1,066,766	4,853,785
CapsoVision Inc (b)(c)	29,810	202,112
Carlsmed Inc (b)(c)	36,140	412,719
Catheter Precision Inc (b)(c)	41,194	36,251
Ceribell Inc (c)	108,827	2,007,858
Cerus Corp (c)	998,953	3,036,817
ChronoScale Corp (b)(c)	17,809	326,973
ClearPoint Neuro Inc (b)(c)	154,615	1,958,972
CONMED Corp	162,004	5,783,543
CVRx Inc (b)(c)	96,327	537,505
CytoSorbents Corp (b)(c)	380,268	186,674
CytoSorbents Corp A warrants 12/31/2029 (c)(d)	162,564	1
Delcath Systems Inc (b)(c)	140,170	1,511,033
DENTSPLY SIRONA Inc	1,040,247	10,891,386
ElectroCore Inc (b)(c)	33,074	322,802
ElectroCore Inc rights (c)(d)	8,114	0
Electromed Inc (c)	35,963	1,356,524
Embecta Corp (b)	303,260	1,025,019
ENDRA Life Sciences Inc (c)	14,580	80,190
Enovis Corp (c)	298,431	6,768,415
Envista Holdings Corp (c)	848,604	19,984,624
Envoy Medical Inc Class A (b)(c)	319,000	225,055
ENvue Medical Inc (b)(c)	14,828	13,374
enVVeno Medical Corp (c)	5,995	67,923
Femasys Inc (b)(c)	344,046	133,146
FONAR Corp (c)	32,175	614,543
Fractyl Health Inc (c)	594,704	479,450
Glaukos Corp (c)	295,657	30,556,151
Globus Medical Inc Class A (c)	574,565	47,045,382
Haemonetics Corp (c)	240,357	16,298,608
HeartBeam inc (b)(c)	178,950	156,581
HeartSciences Inc (b)(c)	19,367	32,149
Hyperfine Inc Class A (c)	432,145	674,146
ICU Medical Inc (c)	127,876	17,313,132
Innovative Eyewear Inc (b)(c)	48,174	50,101
Inogen Inc (c)	130,575	847,432
Inspire Medical Systems Inc (c)	134,981	5,582,814
Integer Holdings Corp (c)	181,357	16,209,689
Integra LifeSciences Holdings Corp (c)	350,091	5,615,460
Intelligent Bio Solutions Inc (b)(c)	12,545	32,241
INVO Fertility Inc Class A (b)(c)	14,082	26,474
iRadimed Corp	41,048	3,721,412
iRhythm Technologies Inc (c)	166,803	18,998,862
IRIDEX Corp (c)	90,582	95,111
Kestra Medical Technologies Ltd (c)	99,953	2,125,001
Kewaunee Scientific Corp (c)	10,505	426,188
KORU Medical Systems Inc (c)	241,876	982,017
Lantheus Holdings Inc (c)	341,107	33,871,925
LeMaitre Vascular Inc	107,694	10,193,237
LENSAR Inc (c)	52,439	304,146
LivaNova PLC (c)	282,258	20,830,640
Lucid Diagnostics Inc (c)	507,380	522,601
Masimo Corp (c)	235,695	42,059,773
Medline Inc Class A (b)	2,076,456	75,915,231
Merit Medical Systems Inc (c)	306,848	19,349,835
Microbot Medical Inc (b)(c)	354,098	718,819
Milestone Scientific Inc (b)(c)	330,613	127,947
Modular Medical Inc (c)	16,515	82,245
Myomo Inc (b)(c)	219,059	238,774
Neogen Corp (c)	1,129,669	10,133,131
Neuraxis Inc (c)	43,388	321,505
Neuronetics Inc (b)(c)	217,184	334,463
NeuroOne Medical Technologies Corp (c)	49,310	175,051
NeuroPace Inc (c)	126,017	2,084,321
Nexalin Technology Inc (b)(c)	184,502	112,546
Nexgel Inc (b)(c)	93,352	56,021
Novocure Ltd (c)	528,014	8,997,359
Nuwellis Inc (b)(c)	37,394	28,932
Omnicell Inc (c)	232,700	10,271,378
OraSure Technologies Inc (c)	397,761	1,710,372
Orchestra BioMed Holdings Inc (c)	205,715	804,346
Orthofix Medical Inc (c)	187,109	1,734,500
OrthoPediatrics Corp (c)	88,930	1,526,928
Outset Medical Inc (c)	98,662	482,457
Owlet Inc Class A (c)	97,972	541,785
PAVmed Inc (b)(c)	6,189	38,248
Penumbra Inc (c)	202,400	64,423,920
Precision Optics Corp Inc/Mass (c)	33,774	183,731
Pro-Dex Inc (b)(c)	9,341	605,017
Procept Biorobotics Corp (b)(c)	289,916	7,633,488
Profusa Inc (c)	16,417	5,817
Pulmonx Corp (c)	233,072	384,569
Pulse Biosciences Inc (b)(c)	94,628	2,365,700
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	10,916	88,212
QT Imaging Holdings Inc (c)	46,834	234,170
QuidelOrtho Corp (c)	355,781	4,632,269
Retractable Technologies Inc (c)	80,434	54,631
Rockwell Medical Inc (c)	218,753	162,643
RxSight Inc (c)	189,056	1,007,668
Sanara Medtech Inc (b)(c)	19,525	444,975
SANUWAVE Health Inc (b)(c)	36,377	599,129
SeaStar Medical Holding Corp Class A (b)(c)	21,929	81,357
Senseonics Holdings Inc (b)(c)	184,805	1,254,826
Sensus Healthcare Inc (c)	77,130	238,332
Shoulder Innovations Inc	27,370	402,339
SI-BONE Inc (b)(c)	200,896	2,832,634
Sight Sciences Inc (c)	177,218	861,279
SiNtx Technologies Inc (b)(c)	18,832	42,184
SkyAI Inc (b)(c)	164,029	300,173
Solana Co Class A (b)(c)	163,417	311,309
Spectral AI Inc Class A (b)(c)	116,021	240,163
STAAR Surgical Co (b)(c)	257,547	7,698,080
Stereotaxis Inc (b)(c)	437,373	865,999
Streamex Corp (b)(c)	449,421	678,626
Strive Inc Class A (b)(c)	264,430	4,672,478
Tactile Systems Technology Inc (c)	115,201	2,835,097
Tandem Diabetes Care Inc (b)(c)	351,589	6,047,331
Tela Bio Inc (c)	216,620	210,121
Teleflex Inc	227,041	29,206,554
Tenon Medical Inc (b)(c)	129,687	89,510
TransMedics Group Inc (c)	176,970	11,892,384
Treace Medical Concepts Inc (b)(c)	170,911	591,352
UFP Technologies Inc (b)(c)	39,920	8,786,392
USBC Inc (c)	136,059	46,723
Utah Medical Products Inc (b)	14,810	984,125
Valion Bio Inc (b)(c)	50,342	38,562
Varex Imaging Corp (c)	219,381	2,244,268
Vivani Medical Inc (c)	283,769	374,575
VolitionRX Ltd (b)(c)	31,776	84,842
Xtant Medical Holdings Inc (c)	241,904	111,760
		683,836,817
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc (c)	478,658	11,104,866
Accendra Health Inc (b)(c)	382,756	1,087,027
AdaptHealth Corp (c)	559,342	5,666,134
Addus HomeCare Corp (c)	94,578	8,670,911
agilon health Inc (c)	64,465	5,948,830
AirSculpt Technologies Inc (b)(c)	87,044	468,297
Alignment Healthcare Inc (c)	829,065	12,701,276
American Shared Hospital Services (b)(c)	21,062	30,750
AMN Healthcare Services Inc (c)	199,489	5,779,196
Ardent Health Inc (b)(c)	130,622	1,205,641
Astrana Health Inc (c)	223,583	8,411,192
Aveanna Healthcare Holdings Inc (c)	369,698	2,650,735
Billiontoone Inc Class A (c)	23,612	2,337,352
Biodesix Inc (c)	21,069	343,846
BrightSpring Health Services Inc (c)	682,843	42,117,756
Brookdale Senior Living Inc (c)	1,228,774	15,814,321
Castle Biosciences Inc (c)	151,700	3,197,836
Chemed Corp	72,721	31,008,962
Clover Health Investments Corp Class A (b)(c)	2,069,070	8,234,899
Community Health Systems Inc (b)(c)	575,466	1,565,268
Concentra Group Holdings Parent Inc	616,683	15,336,906
CorVel Corp (c)	161,648	9,981,764
Cosmos Health Inc (c)	228,343	56,400
Cross Country Healthcare Inc (c)	162,731	2,130,149
Cryo-Cell International Inc (c)	19,914	67,110
DocGo Inc Class A (c)	601,254	395,625
Encompass Health Corp	518,122	54,843,214
Ensign Group Inc/The	296,540	49,714,931
Fulgent Genetics Inc (c)	110,018	1,995,727
GeneDx Holdings Corp Class A (c)	110,973	5,769,486
Guardant Health Inc (c)	664,487	86,177,319
Guardian Pharmacy Services Inc Class A (c)	127,734	4,948,415
HealthEquity Inc (c)	439,329	38,656,559
Hims & Hers Health Inc Class A (b)(c)	1,072,800	28,053,720
Hinge Health Inc Class A (b)(c)	76,598	4,305,574
Infusystem Holdings Inc (c)	104,318	946,164
Innovage Holding Corp (b)(c)	113,432	860,949
Joint Corp/The (b)(c)	70,219	624,949
LifeStance Health Group Inc (c)	1,168,212	9,006,915
Lumexa Imaging Holdings Inc (b)	128,697	1,001,263
Molina Healthcare Inc (c)	265,291	46,054,518
Nakamoto Inc (b)(c)	60,220	376,977
National HealthCare Corp	64,223	11,844,006
NeoGenomics Inc (c)	672,434	7,074,006
NRC Health Class A	70,070	1,368,467
Nutex Health Inc (b)(c)	26,802	3,460,406
Omada Health Inc (c)	43,015	772,980
Oncology Institute Inc/The (b)(c)	354,935	1,664,645
OPKO Health Inc (c)	2,262,105	3,302,673
Option Care Health Inc (b)(c)	821,734	17,149,589
P3 Health Partners Inc Class A (b)(c)	8,709	106,076
PACS Group Inc (c)	226,632	8,306,063
Park Dental Partners Inc (b)	8,691	168,432
Pediatrix Medical Group Inc (c)	435,754	9,386,141
Pennant Group Inc/The (c)	179,116	6,134,723
Precipio Inc (c)	8,035	183,198
Privia Health Group Inc (c)	598,605	12,875,994
Progyny Inc (c)	386,390	9,876,128
RadNet Inc (c)	360,600	20,024,118
SBC Medical Group Holdings Inc (c)	62,502	200,631
Select Medical Holdings Corp	571,841	9,435,377
Sonida Senior Living Inc (c)	40,624	1,436,058
Strata Critical Medical Inc (b)(c)	361,795	2,282,926
Surgery Partners Inc (b)(c)	395,334	5,281,662
Talkspace Inc Class A (c)	729,568	3,793,754
Tenet Healthcare Corp (c)	452,871	79,397,344
US Physical Therapy Inc	78,957	5,073,777
Viemed Healthcare Inc (c)	170,736	1,680,042
Vivos Therapeutics Inc (b)(c)	60,769	42,537
Wellgistics Health Inc (b)(c)	9,385	32,096
		752,003,578
Health Care Technology - 0.1%
Aclarion Inc (b)(c)	21,944	71,976
American Well Corp (c)	100,305	985,998
Bullfrog AI Holdings Inc (b)(c)	57,533	43,587
CareCloud Inc (b)(c)	212,523	499,429
Certara Inc (b)(c)	648,479	3,774,148
Claritev Corp Class A (b)(c)	40,586	1,019,520
DarioHealth Corp (b)(c)	35,414	279,771
Definitive Healthcare Corp Class A (c)	379,870	353,583
Doximity Inc Class A (c)	699,106	14,960,868
Evolent Health Inc Class A (c)	596,022	2,354,287
Firefly Neuroscience Inc (c)	74,820	132,431
GoodRx Holdings Inc Class A (b)(c)	517,792	1,511,953
Health Catalyst Inc (b)(c)	263,265	363,306
Healthcare Triangle Inc (b)(c)	10,905	28,135
HealthStream Inc	129,643	3,237,186
HeartFlow Inc (c)	94,091	2,914,939
iSpecimen Inc (b)(c)	6,558	20,723
LifeMD Inc (b)(c)	227,637	974,286
OptimizeRx Corp (b)(c)	100,649	522,368
Phreesia Inc (c)	4,172	41,136
Schrodinger Inc/United States (b)(c)	303,405	4,611,756
Scienture Holdings Inc (b)(c)	263,948	109,011
Simulations Plus Inc (b)(c)	92,944	1,590,272
Teladoc Health Inc (b)(c)	943,731	7,181,793
TruBridge Inc (c)	54,760	1,421,570
VSee Health Inc (b)(c)	364,691	69,109
Waystar Holding Corp (b)(c)	603,346	12,012,619
		61,085,760
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (c)	609,298	17,246,180
Adaptive Biotechnologies Corp (c)	613,492	9,294,404
Alpha Teknova Inc (c)	67,054	362,092
Atlantic International Corp (b)(c)	176,886	265,329
Avantor Inc (c)	3,509,917	32,010,443
Azenta Inc (c)	216,216	4,947,022
Bio-Rad Laboratories Inc Class A (b)(c)	93,657	29,265,939
BioLife Solutions Inc (c)	202,951	5,057,539
Bionano Genomics Inc (b)(c)	113,564	140,819
BNB Plus Corp (c)	68,136	29,298
Bruker Corp	570,208	33,579,549
CDT Equity Inc Class A (b)(c)	3,856	4,010
Champions Oncology Inc (c)	32,203	188,388
Codexis Inc (c)	418,879	1,160,295
CryoPort Inc (c)	260,773	4,091,528
Cytek Biosciences Inc (c)	567,467	2,377,687
Fortrea Holdings Inc (c)	479,252	7,375,688
Ginkgo Bioworks Holdings Inc Class A (b)(c)	226,138	2,118,913
Harvard Bioscience Inc (c)	27,769	163,282
Illumina Inc (c)	788,663	128,520,523
Inotiv Inc (b)(c)	296,586	84,824
Lifecore Biomedical Inc (b)(c)	198,393	995,933
Maravai LifeSciences Holdings Inc Class A (b)(c)	638,156	3,063,149
MaxCyte Inc (c)	394,028	476,774
Medpace Holdings Inc (c)	115,667	51,715,873
Mesa Laboratories Inc	28,769	2,935,013
Nautilus Biotechnology Inc Class A (b)(c)	250,996	687,729
OmniAb Inc (c)	624,999	1,687,497
Pacific Biosciences of California Inc (b)(c)	1,586,709	2,364,196
Personalis Inc (b)(c)	278,616	3,176,222
Quanterix Corp (b)(c)	231,225	707,549
Quantum-Si Inc Class A (b)(c)	907,406	1,079,813
Rapid Micro Biosystems Inc Class A (c)	107,845	216,768
Repligen Corp (c)	272,378	33,761,253
Seer Inc Class A (c)	138,567	259,120
Sotera Health Co (c)	1,353,715	21,172,103
Standard BioTools Inc (c)	1,256,129	1,444,548
Tempus AI Inc Class A (b)(c)	524,621	26,477,622
		430,504,914
Pharmaceuticals - 1.7%
60 Degrees Pharmaceuticals Inc (b)(c)	11,788	17,564
Aardvark Therapeutics Inc (c)	66,747	274,330
Aclaris Therapeutics Inc (c)	506,345	2,303,870
Adial Pharmaceuticals Inc (b)(c)	23,596	56,630
Alto Neuroscience Inc (b)(c)	138,181	2,773,293
Alumis Inc (c)	419,236	9,055,498
Amneal Intermediate Inc Class A (c)	875,635	11,532,113
Amphastar Pharmaceuticals Inc (c)	184,436	3,476,619
Amylyx Pharmaceuticals Inc (c)	430,900	6,183,415
AN2 Therapeutics Inc (c)	122,776	531,620
ANI Pharmaceuticals Inc (c)	92,983	7,300,095
Aquestive Therapeutics Inc (b)(c)	469,158	1,886,015
Arvinas Inc (c)	335,305	3,011,039
Aspire Biopharma Holdings Inc Class A (b)(c)	1,029	5,649
Assertio Holdings Inc (b)(c)	33,898	794,569
Atea Pharmaceuticals Inc (c)	313,724	1,465,091
Axsome Therapeutics Inc (c)	218,156	51,153,219
Aytu BioPharma Inc (c)	50,229	115,024
BioAge Labs Inc (c)	155,536	2,689,217
Biofrontera Inc (c)	77,068	68,282
Biote Corp Class A (c)	112,555	225,110
Cadrenal Therapeutics Inc (b)(c)	12,307	60,427
CalciMedica Inc (c)	65,682	53,662
cbdMD Inc (c)	1,123	889
Cingulate Inc (b)(c)	42,839	178,210
Citius Pharmaceuticals Inc (b)(c)	148,094	96,987
CNS Pharmaceuticals Inc (b)(c)	6,736	36,644
Cocrystal Pharma Inc (b)(c)	49,807	55,784
Cognition Therapeutics Inc (b)(c)	416,139	491,044
Collegium Pharmaceutical Inc (c)	163,808	5,505,587
Context Therapeutics Inc (b)(c)	250,259	713,238
Contineum Therapeutics Inc Class A (b)(c)	126,427	1,705,500
Corcept Therapeutics Inc (c)	480,572	33,394,948
CorMedix Inc (b)(c)	381,249	3,217,742
Crinetics Pharmaceuticals Inc (c)	530,290	18,851,810
Cumberland Pharmaceuticals Inc (c)	47,968	295,003
Curanex Pharmaceuticals Inc (b)(c)	92,124	30,640
Dare Bioscience Inc (b)(c)	78,050	174,052
Definium Therapeutics Inc (c)	509,162	12,316,629
Edgewise Therapeutics Inc (c)	383,489	13,099,984
Elanco Animal Health Inc (c)	2,556,711	60,977,557
Enliven Therapeutics Inc (c)	230,381	9,116,176
Enliven Therapeutics Inc rights (c)(d)	72,018	0
Enveric Biosciences Inc (c)	11,555	26,577
Esperion Therapeutics Inc (c)	1,239,048	3,878,220
Eton Pharmaceuticals Inc (c)	119,450	3,637,253
Evolus Inc (b)(c)	338,034	2,217,503
EyePoint Inc (c)	403,146	5,474,723
Filana Therapeutics Inc (b)(c)	283,013	435,840
Fulcrum Therapeutics Inc (c)	251,883	1,743,030
Harmony Biosciences Holdings Inc (c)	206,021	6,508,203
Harrow Inc (b)(c)	170,863	6,016,086
Hepion Pharmaceuticals Inc rights (b)(c)(d)	2,888	0
Hyperion DeFi Inc (b)(c)	37,727	132,045
IGC Pharma Inc (b)(c)	630,022	182,013
ImageneBio Inc (b)(c)	31,679	180,571
ImageneBio Inc rights (c)(d)	129,480	1
Impact BioMedical Inc (b)(c)	566,838	294,756
Indivior Pharmaceuticals Inc	639,766	23,044,371
Innoviva Inc (c)	367,196	7,865,338
Jaguar Health Inc (b)(c)	1,534	5,446
Jazz Pharmaceuticals PLC (c)	313,278	74,087,114
Journey Medical Corp (b)(c)	104,017	656,347
Jupiter Neurosciences Inc (c)	124,487	31,869
Kiora Pharmaceuticals Inc (c)	35,972	96,405
LB Pharmaceuticals Inc	126,232	3,530,709
LENZ Therapeutics Inc (b)(c)	59,341	461,673
LeonaBio Inc (b)(c)	35,908	342,562
Lexicon Pharmaceuticals Inc (c)	1,112,834	2,425,978
Ligand Pharmaceuticals Inc (c)	101,760	23,604,250
Ligand Pharmaceuticals Inc rights (c)	26,087	1,565
Ligand Pharmaceuticals Inc rights (c)	26,087	1,376
Ligand Pharmaceuticals Inc rights (c)	26,087	52
Ligand Pharmaceuticals Inc rights (c)	26,087	34
Lipocine Inc (c)	29,774	66,992
Liquidia Corp (c)	353,302	21,855,262
Maze Therapeutics Inc (c)	109,663	2,901,683
MBX Biosciences Inc (c)	130,156	4,096,009
Mira Pharmaceuticals Inc (b)(c)	139,870	148,262
Nektar Therapeutics (c)	162,987	10,574,597
Neonc Technologies Holdings Inc (b)(c)	53,986	250,495
Neumora Therapeutics Inc (c)	465,376	860,946
NRX Therapeutics Inc (b)(c)	131,299	580,342
Nutriband Inc (b)(c)	32,875	114,734
Nuvation Bio Inc Class A (c)	1,239,034	5,922,583
Ocular Therapeutix Inc (c)	902,797	8,134,201
Omeros Corp (b)(c)	366,516	4,046,337
Optinose Inc (c)(d)	42,717	0
Organon & Co	1,345,711	17,951,785
Pacira BioSciences Inc (c)	213,961	4,968,174
Perrigo Co PLC	724,285	8,003,349
Phathom Pharmaceuticals Inc (b)(c)	255,237	2,447,723
Phibro Animal Health Corp Class A	106,782	3,287,818
Pliant Therapeutics Inc (b)(c)	120,873	152,300
Polaryx Therapeutics Inc (b)	67,079	219,348
Prestige Consumer Healthcare Inc (c)	245,394	11,663,577
Processa Pharmaceuticals Inc (b)(c)	14,221	36,406
Pulmatrix Inc (c)	23,014	31,989
Q/C Technologies Inc (b)(c)	23,353	102,053
Rafael Holdings Inc Class B (c)	213,525	292,529
Rani Therapeutics Holdings Inc Class A (b)(c)	402,359	382,563
Rapport Therapeutics Inc (c)	147,814	5,838,653
Relmada Therapeutics Inc (c)	379,189	2,733,953
Rocket One Inc (b)(c)	119,035	173,791
Royalty Pharma PLC Class A	1,943,364	108,361,977
SCYNEXIS Inc (b)(c)	252,989	178,357
Seelos Therapeutics Inc rights (b)(c)(d)	3,233	0
Senestech Inc (c)	41,132	71,158
Septerna Inc (c)	116,900	3,530,380
SIGA Technologies Inc	219,091	1,025,346
Sonoma Pharmaceuticals Inc (b)(c)	13,934	15,885
SpyGlass Pharma Inc (b)(c)	50,479	972,226
Stablecoin Development Corp (b)	138,625	176,054
Supernus Pharmaceuticals Inc (c)	296,724	13,702,714
Talphera Inc (c)	208,775	170,360
Tarsus Pharmaceuticals Inc (c)	201,989	11,998,147
Telomir Pharmaceuticals Inc (b)(c)	121,455	157,892
TherapeuticsMD Inc (c)	65,183	139,492
Theravance Biopharma Inc (b)(c)	191,397	3,073,836
Third Harmonic Bio Inc (c)(d)	114,815	1
Traws Pharma Inc (b)(c)	39,339	57,435
Traws Pharma Inc rights (c)(d)	104,398	1
Trevi Therapeutics Inc (c)	600,273	8,487,860
Tvardi Therapeutics Inc (c)	50,517	170,747
VeraDermics Inc	102,291	10,322,185
Verrica Pharmaceuticals Inc (b)(c)	61,808	356,014
Veru Inc (b)(c)	91,900	217,803
VYNE Therapeutics Inc (c)	204,354	139,349
Vyome Holdings Inc (b)(c)	16,294	38,128
WaVe Life Sciences Ltd (c)	750,532	4,938,501
Xeris Biopharma Holdings Inc (c)	862,375	5,312,230
Xeris Biopharma Holdings Inc rights (c)(d)	264,044	3
Zevra Therapeutics Inc (c)	292,045	3,384,802
		727,010,022
TOTAL HEALTH CARE		5,383,605,022
Industrials - 20.5%
Aerospace & Defense - 4.1%
AAR Corp (c)	201,915	22,739,667
AeroVironment Inc (b)(c)	163,725	33,930,369
AerSale Corp (c)	161,190	1,062,242
Air Industries Group (c)	19,416	59,218
AIRO Group Holdings Inc (b)(c)	59,551	534,768
Archer Aviation Inc Class A (b)(c)	3,189,564	21,720,931
Astronics Corp (c)	163,547	14,228,589
ATI Inc (c)	701,095	122,803,800
Beta Technologies Inc Class A (b)(c)	160,885	2,950,631
BWX Technologies Inc	471,554	92,367,998
Byrna Technologies Inc (b)(c)	98,795	616,481
Cadre Holdings Inc	149,907	4,668,104
Carpenter Technology Corp	256,949	120,503,942
CPI Aerostructures Inc (b)(c)	55,798	291,824
Curtiss-Wright Corp	189,996	142,042,910
Ducommun Inc (c)	70,967	10,802,597
Eve Holding Inc Class A (b)(c)	528,051	1,821,776
Firefly Aerospace Inc (b)(c)	107,373	4,991,771
FTAI Aviation Ltd	529,075	137,739,386
HEICO Corp	209,490	72,940,228
HEICO Corp Class A	397,125	103,177,046
Hexcel Corp	391,013	35,109,057
Innovative Solutions And Support Inc (b)(c)	64,977	1,120,203
Intuitive Machines Inc Class A (b)(c)	581,833	25,501,740
Karman Holdings Inc (b)(c)	395,194	22,723,655
Kratos Defense & Security Solutions Inc (b)(c)	951,895	61,045,026
Leonardo DRS Inc	398,778	19,444,415
Loar Holdings Inc (b)(c)	183,961	11,861,805
Mercury Systems Inc (c)	270,255	30,187,484
Momentus Inc Class A (b)(c)	9,234	155,592
Moog Inc Class A	146,601	52,771,962
National Presto Industries Inc	27,335	3,459,791
Optex Systems Holdings Inc (c)	28,613	325,044
Park Aerospace Corp	93,237	2,971,463
Red Cat Holdings Inc (b)(c)	668,425	9,692,163
Redwire Corp Class A (b)(c)	402,977	9,901,145
Rocket Lab Corp (c)	2,424,471	347,863,099
Safe Pro Group Inc (b)(c)	67,767	416,767
Satellogic Inc Class A (b)(c)	390,843	3,716,917
Sidus Space Inc Class A (b)(c)	338,747	1,663,248
SIFCO Industries Inc (c)	20,239	410,245
StandardAero Inc (b)(c)	976,659	27,971,514
Starfighters Space Inc (b)	151,126	1,127,400
V2X Inc (c)	106,085	8,818,846
Virgin Galactic Holdings Inc Class A (b)(c)	390,875	2,415,608
VirTra Inc (c)	48,663	166,914
Visionwave Holdings Inc (b)	50,567	319,583
Voyager Technologies Inc Class A (b)	67,366	3,336,638
VSE Corp	148,135	27,427,195
Woodward Inc	307,401	107,599,572
York Space Systems Inc (b)	98,670	3,220,589
		1,734,738,958
Air Freight & Logistics - 0.0%
Air T Inc (b)(c)	1,318	27,678
Arrive AI Inc (c)	44,552	29,404
Callan Jmb Inc (c)	18,248	13,321
Forward Air Corp Class A (c)	116,990	1,237,754
GXO Logistics Inc (c)	588,959	29,512,736
Hub Group Inc Class A	315,206	13,093,658
Radiant Logistics Inc (c)	183,272	1,555,979
		45,470,530
Building Products - 1.5%
AAON Inc	348,733	48,892,367
Advanced Drainage Systems Inc	369,777	51,458,167
Alpha Pro Tech Ltd (c)	16,713	97,270
Apogee Enterprises Inc	113,586	4,362,838
Armstrong World Industries Inc	222,251	35,093,433
AZZ Inc	152,495	20,664,597
Carlisle Cos Inc	210,264	72,501,130
CEA Industries Inc (b)(c)	235,100	686,492
CSW Industrials Inc	84,114	23,297,055
Fortune Brands Innovations Inc	623,903	24,294,783
Gibraltar Industries Inc (c)	154,204	5,959,985
Griffon Corp	202,823	17,844,368
Hayward Holdings Inc (c)	1,032,976	14,575,291
Insteel Industries Inc	100,331	2,758,099
Janus International Group Inc (c)	729,782	3,897,036
JELD-WEN Holding Inc (c)	65,735	141,988
Jewett-Cameron Trading Co Ltd (c)	16,976	37,092
Madison Air Solutions Corp Class A	425,413	18,492,703
Masterbrand Inc (c)	1,067,818	9,268,660
Modine Manufacturing Co (c)	271,930	75,843,996
Northann Corp (b)(c)	231,233	38,754
Owens Corning	424,959	53,468,341
Quanex Building Products Corp	241,060	4,486,127
Resideo Technologies Inc (c)	712,478	22,279,187
Simpson Manufacturing Co Inc	213,436	40,497,347
Tecnoglass Inc	135,854	5,853,949
Tecogen Inc (b)(c)	87,813	545,319
Trex Co Inc (c)	555,701	23,006,021
UFP Industries Inc	301,905	24,454,305
Zurn Elkay Water Solutions Corp	766,588	36,029,636
		640,826,336
Commercial Services & Supplies - 0.9%
ABM Industries Inc	309,444	12,086,883
ACCO Brands Corp	331,338	1,312,098
ACV Auctions Inc Class A (c)	845,564	5,555,355
Aqua Metals Inc (b)(c)	18,364	77,496
Avalon Holdings Corp Class A (c)	11,254	28,585
Brady Corp Class A	222,646	19,165,368
Bridger Aerospace Group Holdings Inc (b)(c)	145,177	339,714
BrightView Holdings Inc (c)	371,745	4,594,768
Brink's Co/The	214,389	22,300,744
Casella Waste Systems Inc Class A (b)(c)	321,292	26,400,564
CitroTech Inc (b)(c)	66,012	435,019
Clean Harbors Inc (c)	259,633	72,964,663
CompX International Inc Class A	5,366	134,901
CoreCivic Inc (c)	520,588	10,973,995
Deluxe Corp	235,797	5,727,509
DSS Inc (c)	46,271	22,215
Ennis Inc	138,909	2,842,078
Enviri Corp (c)	417,802	8,669,392
Fuel Tech Inc (c)	137,606	203,657
GEO Group Inc/The (c)	709,605	16,086,745
Greenwave Technology Solutions Inc (b)(c)	13,182	47,455
Healthcare Services Group Inc (c)	366,382	7,547,469
HNI Corp	362,152	11,295,521
Interface Inc	304,152	9,002,899
Knightscope Inc Class A (b)(c)	66,616	194,519
LanzaTech Global Inc Class A (b)(c)	18,040	111,126
Liquidity Services Inc (c)	122,885	4,449,666
Millerknoll Inc	221,662	3,586,491
Mobile Infrastructure Corp Class A (b)(c)	88,604	195,815
MSA Safety Inc	188,232	31,208,867
NLI Holdings Inc	58,086	352,582
Odyssey Marine Exploration Inc (b)(c)	279,673	307,640
Onterris Inc (c)	172,502	2,761,757
OPENLANE Inc (c)	550,948	20,991,119
Our Bond Inc	20,779	10,805
Perma-Fix Environmental Services Inc (b)(c)	91,100	894,602
Pitney Bowes Inc	767,102	12,350,342
Quad/Graphics Inc Class A	162,874	1,213,411
Quest Resource Holding Corp (b)(c)	107,134	126,418
Royalty Management Holding Corp Class A (b)	31,238	71,847
Team Inc (c)	23,809	372,135
Tetra Tech Inc	1,344,084	36,948,870
TOMI Environmental Solutions Inc (c)	67,181	62,478
UniFirst Corp/MA	75,413	20,016,118
Vestis Corp (c)	583,496	7,538,768
Virco Mfg. Corp	58,641	353,605
		381,934,074
Construction & Engineering - 2.2%
AECOM	667,222	46,285,190
Ameresco Inc Class A (c)	159,033	5,722,007
API Group Corp (c)	1,980,924	81,217,884
Arcosa Inc	252,638	32,021,867
Argan Inc	71,587	47,749,961
Bowman Consulting Group Ltd (c)	75,442	2,378,686
Cardinal Infrastructure Group Inc Class A (b)	67,351	3,494,843
Centuri Holdings Inc (c)	433,559	13,327,604
Concrete Pumping Holdings Inc (c)	109,750	858,245
Construction Partners Inc Class A (c)	246,655	28,727,908
Dycom Industries Inc (c)	154,656	78,874,560
Everus Construction Group Inc (c)	262,559	39,060,902
Fluor Corp (c)	830,169	37,988,533
FTE Networks Inc (b)(c)(d)	20,159	0
Granite Construction Inc	224,345	30,699,370
IES Holdings Inc (c)	45,120	30,607,152
INNOVATE Corp (b)(c)	25,428	387,268
JFB Construction Holdings Class A (b)(c)	20,652	119,369
Legence Corp Class A	247,987	20,766,431
Limbach Holdings Inc (c)	57,458	4,450,122
MasTec Inc (c)	316,447	119,734,051
Matrix Service Co (c)	146,874	1,928,456
MYR Group Inc (c)	79,933	37,173,641
Nocera Inc (b)(c)	131,061	29,096
NWPX Infrastructure Inc (c)	49,685	5,860,843
Olenox Industries Inc (b)(c)	4,018	35,238
Orion Group Holdings Inc (c)	197,924	2,723,434
Primoris Services Corp	279,549	35,161,673
Shimmick Corp (c)	32,383	114,636
Solv Energy Inc Class A	107,001	3,801,746
Southland Holdings Inc (c)	99,850	121,817
Sterling Infrastructure Inc (c)	158,420	136,374,274
Terrestrial Energy Inc Class A (b)(c)	277,078	2,529,722
Tutor Perini Corp	229,211	16,386,294
Valmont Industries Inc	101,663	52,845,444
WillScot Holdings Corp	933,392	24,016,176
		943,574,443
Electrical Equipment - 2.7%
374Water Inc (b)(c)	55,463	136,994
Acuity Inc	157,245	47,977,022
Allient Inc	77,290	6,118,276
American Superconductor Corp (c)	246,657	12,564,708
Amprius Technologies Inc (b)(c)	675,351	13,696,118
Array Technologies Inc (b)(c)	791,914	7,190,579
Atkore Inc	175,447	14,528,766
Babcock & Wilcox Enterprises Inc (c)	504,502	9,308,062
Beam Global (b)(c)	111,223	169,059
Blink Charging Co (b)(c)	773,495	638,907
Bloom Energy Corp Class A (c)	1,331,350	379,434,750
Broadwind Inc (c)	110,638	388,339
ChargePoint Holdings Inc Class A (b)(c)	110,392	837,875
Dragonfly Energy Holdings Corp (b)(c)	54,373	114,727
Energous Corp (b)(c)	11,306	316,568
Energy Focus Inc (c)	16,128	59,190
Energy Vault Holdings Inc Class A (b)(c)	591,108	2,985,095
EnerSys	190,030	43,321,139
Enovix Corp Class B (b)(c)	1,009,019	8,051,972
Eos Energy Enterprises Inc (b)(c)	1,677,427	14,140,710
Espey Mfg. & Electronics Corp	11,389	659,993
ESS Tech Inc Class A (b)(c)	118,731	119,918
Expion360 Inc (c)	134,921	71,711
Fluence Energy Inc Class A (c)	438,920	8,286,810
Flux Power Holdings Inc (c)	102,803	111,027
Forgent Power Solutions Inc Class A	450,073	24,600,990
FTC Solar Inc (b)(c)	55,175	303,463
FuelCell Energy Inc (b)(c)	247,587	5,362,734
GrafTech International Ltd (b)(c)	85,030	848,599
Hyliion Holdings Corp Class A (b)(c)	661,186	4,621,690
KULR Technology Group Inc (b)(c)	79,110	378,146
LSI Industries Inc	162,208	3,930,300
NANO Nuclear Energy Inc (b)(c)	194,220	5,609,074
NeoVolta Inc (b)(c)	173,216	337,771
Net Power Inc Class A (c)	167,958	337,596
Nextpower Inc Class A (c)	765,586	119,737,650
NuScale Power Corp Class A (b)(c)	792,420	10,039,961
Nuvve Holding Corp (b)(c)	22,453	8,651
nVent Electric PLC	832,513	139,021,346
Ocean Power Technologies Inc (b)(c)	1,115,627	420,368
Orion Energy Systems Inc (c)	19,208	182,476
Pioneer Power Solutions Inc (c)	49,893	270,420
Plug Power Inc (b)(c)	7,163,711	28,296,658
Polar Power Inc (c)	16,418	33,821
Powell Industries Inc	146,546	41,680,613
Power Solutions International Inc (b)(c)	34,806	1,450,714
Preformed Line Products Co	13,486	4,987,393
Regal Rexnord Corp	343,025	69,208,724
Sensata Technologies Holding PLC	750,408	37,062,651
SES AI Corp Class A (b)(c)	920,120	1,205,357
Shoals Technologies Group Inc (b)(c)	867,902	10,805,380
SKYX Platforms Corp (c)	490,607	554,386
SolarMax Technology Inc (b)(c)	241,066	132,900
Solidion Technology Inc Class A (c)	11,231	52,224
Stardust Power Inc Class A (b)(c)	39,057	89,050
Stem Inc Class A (c)	42,764	415,666
Sunation Energy Inc (b)(c)	30,980	42,133
SunPower Inc Class A (b)(c)	345,444	366,171
Sunrun Inc (b)(c)	1,201,350	20,086,572
Thermon Group Holdings Inc (c)	170,038	10,396,123
Tigo Energy Inc (c)	154,314	628,058
Ultralife Corp (c)	56,186	407,349
Vicor Corp (c)	117,076	39,201,728
Westwater Resources Inc (c)	658,811	370,054
Zeo Energy Corp Class A (c)	53,184	45,036
		1,154,758,311
Ground Transportation - 1.2%
ArcBest Corp	115,717	15,817,357
Armlogi Holding Corp (b)(c)	181,531	61,720
Avis Budget Group Inc (b)(c)	87,402	15,368,768
Covenant Logistics Group Inc Class A	75,675	3,004,298
Elite Express Holding Inc Class A (b)(c)	34,273	18,856
Ftai Infrastructure Inc (b)	606,959	2,707,037
Heartland Express Inc	239,502	3,590,135
Hertz Global Holdings Inc (b)(c)	647,670	3,497,418
Knight-Swift Transportation Holdings Inc	838,136	63,388,226
Landstar System Inc	174,684	36,142,120
Lyft Inc Class A (b)(c)	2,053,789	28,978,963
Marten Transport Ltd	302,744	5,219,307
PAMT CORP (c)	28,664	387,823
Proficient Auto Logistics Inc (c)	130,782	715,378
RXO Inc (b)(c)	842,948	21,562,610
Ryder System Inc	202,836	50,881,411
Saia Inc (c)	137,449	64,926,784
Schneider National Inc Class B	260,000	9,188,400
Toppoint Holdings Inc (b)(c)	37,525	95,688
U-Haul Holding Co (b)(c)	4,300	248,927
U-Haul Holding Co Class N	554,791	28,860,228
Universal Logistics Holdings Inc	37,721	600,141
Werner Enterprises Inc	311,415	12,926,837
XPO Inc (c)	603,696	129,341,868
		497,530,300
Industrial Conglomerates - 0.0%
Hyperscale Data Inc Class A (c)	1,882,686	357,709
Hyperscale Data Inc Class B (b)(d)	13,999	0
		357,709
Machinery - 3.6%
3D Systems Corp (b)(c)	760,754	2,715,892
AGCO Corp	308,519	34,640,513
AgEagle Aerial Systems Inc (b)(c)	238,913	279,528
AirJoule Technologies Corp Class A (b)(c)	176,117	790,765
Alamo Group Inc	56,023	8,443,226
Albany International Corp Class A	149,485	9,670,185
Alliance Laundry Holdings Inc (b)	194,279	4,905,545
Allison Transmission Holdings Inc	428,927	48,696,082
Art's-Way Manufacturing Co Inc (c)	13,564	34,995
Astec Industries Inc	118,759	5,980,703
Atmus Filtration Technologies Inc	421,436	19,714,776
Blue Bird Corp (c)	163,405	11,073,957
CECO Environmental Corp (c)	156,710	11,714,073
Chart Industries Inc (c)	231,866	48,186,392
Chicago Rivet & Machine CO	4,475	43,072
Cleancore Solutions Inc Class B (b)(c)	1,051,716	841,373
ClearSign Technologies Corp (c)	27,157	125,737
CNH Industrial NV Class A	4,564,309	46,601,595
Columbus McKinnon Corp/NY	157,328	2,510,955
Commercial Vehicle Group Inc (c)	163,307	841,031
Crane Co	251,392	46,004,736
Donaldson Co Inc	593,440	48,584,933
Douglas Dynamics Inc	119,018	5,302,252
Eastern Co/The	29,449	634,037
Energy Recovery Inc (c)	275,166	2,248,106
Enerpac Tool Group Corp Class A	273,013	9,143,205
Enpro Inc	108,040	33,167,200
Esab Corp	293,084	27,089,754
ESCO Technologies Inc	133,212	38,884,583
Federal Signal Corp	312,086	33,299,576
Flowserve Corp	654,761	49,441,003
Franklin Electric Co Inc	197,856	19,465,073
FreightCar America Inc (c)	71,153	540,763
Gates Industrial Corp PLC (c)	1,305,044	33,826,740
Gencor Industries Inc (c)	49,755	702,043
Gorman-Rupp Co/The	107,270	8,039,887
Graco Inc	854,041	64,437,393
Graham Corp (c)	53,826	5,390,136
Greenbrier Cos Inc/The	161,358	7,601,575
Helios Technologies Inc	171,329	14,235,727
Hillman Solutions Corp (c)	1,026,485	7,657,578
Hurco Cos Inc (c)	26,236	450,472
Hydrofarm Holdings Group Inc (c)	35,220	34,202
Hyster-Yale Inc Class A	61,210	2,223,147
Hyzon Motors Inc Class A (b)(c)(d)	36,361	0
ITT Inc	443,502	86,482,890
JBT Marel Corp	267,801	35,989,776
Kadant Inc	60,965	19,458,809
Kennametal Inc	394,691	12,945,865
L B Foster Co Class A (c)	50,551	2,079,668
Laser Photonics Corp (b)(c)	121,266	111,456
Lincoln Electric Holdings Inc	283,853	73,373,162
Lindsay Corp	54,342	5,939,037
LiqTech International Inc (b)(c)	38,450	42,487
Manitowoc Co Inc/The (c)	187,283	2,215,558
Mayville Engineering Co Inc (c)	75,487	2,026,826
Microvast Holdings Inc (b)(c)	1,050,798	1,628,737
Middleby Corp/The (c)	237,848	36,868,818
Miller Industries Inc/TN	59,388	2,845,279
Mueller Industries Inc	572,392	73,609,611
Mueller Water Products Inc Class A1	807,679	20,361,588
Nauticus Robotics Inc (b)(c)	23,238	41,828
Nephros Inc (b)(c)	33,707	123,368
NN Inc (c)	249,357	740,590
Nuburu Inc Class A (b)(c)	595,926	105,777
Omega Flex Inc	19,553	591,087
Oshkosh Corp	325,761	42,348,930
Palladyne AI Corp Class A (b)(c)	173,545	1,462,984
Park-Ohio Holdings Corp	49,538	1,612,957
Perma-Pipe International Holdings Inc (c)	41,854	1,284,499
Proto Labs Inc (c)	122,371	9,270,827
Rain Enhancement Technologies Holdco Inc Class A (b)(c)	17,356	39,398
RBC Bearings Inc (c)	163,094	93,283,245
Richtech Robotics Inc Class B (b)(c)	823,375	2,486,593
RYTHM Inc (b)(c)	6,198	154,733
SPX Technologies Inc (c)	256,474	55,567,657
Standex International Corp	62,653	17,355,508
Symbotic Inc Class A (b)(c)	305,797	14,196,626
Taylor Devices Inc (c)	16,402	836,502
TechPrecision Corp (c)	43,666	173,791
Tennant CO	93,962	8,091,068
Terex Corp	584,258	33,992,130
Timken Co/The	327,501	41,913,578
Titan International Inc (c)	257,130	1,856,479
Toro Co/The	502,032	45,122,636
Trinity Industries Inc	415,751	13,486,962
Twin Disc Inc	58,726	979,550
Urban-Gro Inc (c)	3,929	14,302
Velo3D Inc Class A (b)(c)	63,945	1,535,319
Venhub Global Inc	119,684	213,038
Wabash National Corp	216,518	1,716,988
Watts Water Technologies Inc Class A	141,027	43,574,522
Worthington Enterprises Inc	161,709	9,180,220
Xos Inc (b)(c)	68,723	156,688
		1,535,704,463
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	198,504	4,776,006
Kirby Corp (c)	279,907	39,352,125
Lakeside Holding Ltd (b)(c)	150,749	101,002
Matson Inc	160,452	29,089,948
Pangaea Logistics Solutions Ltd	177,820	1,346,097
		74,665,178
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)(c)	593,773	27,325,433
Allegiant Travel Co (c)	113,147	10,365,397
American Airlines Group Inc (c)	3,399,134	49,763,322
flyExclusive Inc Class A (b)(c)	46,316	117,179
Frontier Group Holdings Inc (b)(c)	442,505	2,677,155
Jet.AI Inc Class A (b)(c)	2,817	23,437
JetBlue Airways Corp (b)(c)	1,544,150	8,446,501
Joby Aviation Inc Class A (b)(c)	3,120,623	37,135,414
Republic Airways Holdings Inc (b)(c)	104,388	2,124,296
SkyWest Inc (c)	206,997	17,729,293
Surf Air Mobility Inc (b)(c)	266,618	330,606
Volato Group Inc Class A (b)(c)	126,421	21,492
Wheels Up Experience Inc Class A (b)(c)	24,550	216,531
		156,276,056
Professional Services - 1.9%
Alight Inc Class A	103,711	97,727
Amentum Holdings Inc (c)	797,188	18,518,677
Andersen Group Inc Class A (b)	66,321	2,453,877
Asure Software Inc (b)(c)	142,823	1,321,113
Barrett Business Services Inc (b)	135,369	4,404,907
BGSF Inc	52,175	267,136
BlackSky Technology Inc Class A (b)(c)	158,626	7,688,602
Booz Allen Hamilton Holding Corp Class A	621,707	49,226,760
CACI International Inc (c)	113,914	58,495,978
Cbiz Inc (c)	257,835	8,560,122
Clarivate PLC (b)(c)	2,336,669	5,911,773
Concentrix Corp	177,381	5,018,108
Conduent Inc (c)	479,307	829,201
CRA International Inc	34,419	4,775,636
Cycurion Inc	36,257	31,594
DLH Holdings Corp (c)	63,607	356,835
ExlService Holdings Inc (c)	816,600	23,705,898
Exponent Inc	259,576	15,138,472
Falcon's Beyond Global Inc Class A (b)(c)	83,182	1,289,321
First Advantage Corp (b)(c)	417,536	6,680,576
Forrester Research Inc (c)	72,686	512,436
Franklin Covey Co (b)(c)	51,302	1,216,883
FTI Consulting Inc (c)	156,943	24,040,529
GEE Group Inc (c)	621,278	145,006
Genpact Ltd	822,903	27,114,654
HireQuest Inc	30,345	399,037
Huron Consulting Group Inc (c)	83,323	8,948,057
ICF International Inc	96,892	6,670,045
Innodata Inc (c)	165,037	17,325,584
Insperity Inc	187,323	6,457,024
KBR Inc	659,791	23,059,695
Kelly Services Inc Class A	185,118	2,151,071
Kforce Inc	86,036	4,042,832
Korn Ferry	268,140	18,764,437
Legalzoom.com Inc (b)(c)	609,135	3,831,459
ManpowerGroup Inc	245,227	7,756,530
Mastech Digital Inc (c)	19,247	119,524
Maximus Inc	283,632	17,565,330
Mistras Group Inc (c)	94,216	1,656,317
Nixxy Inc (b)(c)	163,066	128,822
Parsons Corp (c)	274,781	16,239,557
Paycom Software Inc	251,595	35,140,274
Paylocity Holding Corp (c)	226,423	26,022,795
Planet Labs PBC Class A (c)	1,442,363	73,762,445
Professional Diversity Network Inc (b)(c)	25,825	18,336
Public Policy Holding Co Inc (United States) (b)(e)	22,707	236,380
Rcm Technologies Inc (c)	22,678	490,072
Resolute Holdings Management Inc (b)(c)	19,016	2,262,524
Resources Connection Inc (b)	198,743	898,318
Robert Half Inc (b)	520,083	15,311,244
Science Applications International Corp	232,126	24,187,529
ShiftPixy Inc (b)(c)(d)	877	0
Skillsoft Corp Class A (b)(c)	27,236	198,550
Spire Global Inc Class A (b)(c)	158,588	3,622,150
SS&C Technologies Holdings Inc	1,085,627	73,301,536
Staffing 360 Solutions Inc (c)(d)	2,614	0
Star Equity Holdings Inc (c)	7,242	84,659
TIC Solutions Inc (c)	946,766	7,735,078
TransUnion	994,130	71,139,943
TriNet Group Inc	153,841	7,027,457
TrueBlue Inc (c)	166,461	1,033,723
TTEC Holdings Inc (b)(c)	63,529	172,799
UL Solutions Inc Class A	397,695	39,570,653
Upwork Inc (b)(c)	682,196	6,016,969
Verra Mobility Corp Class A (c)	830,984	3,747,738
Where Food Comes From Inc (b)(c)	12,871	150,977
Willdan Group Inc (c)	72,747	6,608,337
		801,657,628
Trading Companies & Distributors - 1.8%
Alta Equipment Group Inc Class A (c)	106,753	657,598
Applied Industrial Technologies Inc	191,835	58,281,391
BlueLinx Holdings Inc (c)	41,910	2,178,901
Boise Cascade Co	192,410	13,414,825
Capstone Holding Corp (b)(c)	56,123	17,971
Core & Main Inc Class A (c)	972,591	48,094,625
Custom Truck One Source Inc Class A (c)	316,357	3,030,700
Distribution Solutions Group Inc (c)	34,183	922,941
DNOW Inc (c)	962,914	12,315,670
DXP Enterprises Inc/TX (c)	65,661	9,524,785
EquipmentShare.com Inc Class A (b)(c)	154,975	3,229,679
EVI Industries Inc	27,427	478,875
Ferguson Enterprises Inc	1,008,077	227,795,161
FGI Industries Ltd (c)	4,191	26,655
GATX Corp	183,312	30,994,393
Global Industrial Co	70,854	2,153,962
Herc Holdings Inc	158,592	21,092,736
Hudson Technologies Inc (c)	188,014	1,000,234
iPower Inc (b)(c)	3,199	12,316
Karat Packaging Inc	45,723	1,240,008
Marwynn Holdings Inc (c)	36,557	29,549
McGrath RentCorp	127,280	13,872,247
MSC Industrial Direct Co Inc Class A	236,531	25,893,049
NPK International Inc (c)	435,710	6,326,509
QXO Inc (b)(c)	2,617,801	45,157,067
Rush Enterprises Inc Class A	334,874	23,216,814
Rush Enterprises Inc Class B	17,922	1,163,138
SiteOne Landscape Supply Inc (c)	229,478	24,921,311
Titan Machinery Inc (c)	107,414	2,343,773
Transcat Inc (b)(c)	48,416	4,092,120
Watsco Inc	180,154	66,134,533
Wesco International Inc	250,578	90,501,257
Willis Lease Finance Corp (b)	15,930	2,819,769
Xometry Inc Class A (b)(c)	226,658	21,598,241
		764,532,803
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	28,772	11,135
Sky Harbour Group Corp Class A (b)(c)	125,516	1,178,595
		1,189,730
TOTAL INDUSTRIALS		8,733,216,519
Information Technology - 20.9%
Communications Equipment - 0.7%
ADTRAN Holdings Inc (c)	380,655	6,299,840
Applied Optoelectronics Inc (b)(c)	331,306	52,482,183
Aviat Networks Inc (c)	61,365	1,090,456
BK Technologies Corp (c)	19,162	1,581,823
Calix Inc (c)	311,970	12,400,808
Clearfield Inc (b)(c)	58,910	2,781,730
ClearOne Inc (c)	8,370	26,198
Comtech Telecommunications Corp (c)	156,265	878,209
Digi International Inc (c)	194,078	12,964,410
Extreme Networks Inc (c)	693,539	18,385,719
Franklin Wireless Corp	47,773	143,797
Genasys Inc (b)(c)	234,864	504,958
Harmonic Inc (c)	578,990	8,748,539
Inseego Corp (b)(c)	55,396	726,796
KVH Industries Inc (c)	71,199	660,727
Lantronix Inc (c)	173,686	1,311,329
Netgear Inc (c)	147,354	3,829,730
NetScout Systems Inc (c)	353,991	14,733,105
Network-1 Technologies Inc	108,730	160,920
Ondas Inc (b)(c)	2,325,732	30,746,177
Optical Cable Corp (b)(c)	31,314	435,265
Ribbon Communications Inc (c)	486,273	1,497,721
Ubiquiti Inc	21,893	12,782,447
Viasat Inc (c)	700,261	56,455,042
Viavi Solutions Inc (c)	1,194,637	58,011,573
Vistance Networks Inc	1,145,523	14,296,127
		313,935,629
Electronic Equipment, Instruments & Components - 3.1%
908 Devices Inc (b)(c)	144,417	1,214,547
Acorn Energy Inc (c)	8,329	141,593
Advanced Energy Industries Inc	194,836	58,875,542
Aeva Technologies Inc (b)(c)	143,440	4,042,139
AEye Inc Class A (b)(c)	238,238	476,476
Airgain Inc (c)	49,077	342,067
AMC Robotics Corp (b)(c)	25,292	121,402
AmpliTech Group Inc (b)(c)	117,360	518,731
Arlo Technologies Inc (c)	549,433	7,329,436
Arrow Electronics Inc (c)	263,108	56,470,870
Astrotech Corp (b)(c)	8,474	422,005
Avnet Inc	423,845	36,844,846
Badger Meter Inc (b)	152,696	18,919,034
Bel Fuse Inc Class A	4,724	1,157,096
Bel Fuse Inc Class B	62,315	17,106,714
Belden Inc	203,284	21,361,083
Benchmark Electronics Inc	184,720	15,601,451
Cemtrex Inc (b)(c)	74,264	69,066
Climb Global Solutions Inc	85,140	1,843,281
Coda Octopus Group Inc (b)(c)	22,350	280,269
Cognex Corp	853,838	56,225,232
CPS Technologies Corp (b)(c)	74,380	670,908
Crane NXT Co	256,684	9,969,607
CTS Corp	150,222	9,645,755
Daktronics Inc (c)	215,115	4,448,578
Data I/O Corp (c)	25,475	107,759
Electro-Sensors Inc (c)	6,512	49,947
ePlus Inc	135,268	11,104,150
Evolv Technologies Holdings Inc Class A (c)	723,827	4,668,684
Flex Ltd (c)	1,895,752	285,841,487
Focus Universal Inc (b)(c)	9,792	7,899
Forward Industries Inc (b)	349,467	1,642,495
Frequency Electronics Inc (b)(c)	35,477	2,691,995
Identiv Inc (c)	109,855	450,406
Insight Enterprises Inc (c)	160,609	17,085,585
Interlink Electronics Inc (b)	21,291	114,333
IPG Photonics Corp (c)	130,914	14,992,271
Itron Inc (b)(c)	237,133	19,558,730
Key Tronic Corp (c)	51,908	179,602
Kimball Electronics Inc (c)	127,190	3,298,037
Knowles Corp (c)	438,612	16,408,475
Kustom Entertainment Inc (b)(c)	7,040	22,317
LGL Group Inc/The (c)	21,703	154,525
LightPath Technologies Inc Class A (b)(c)	269,197	4,570,965
Lightwave Logic Inc (b)(c)	752,378	8,170,825
Littelfuse Inc	128,431	59,960,581
M-Tron Industries Inc (c)	19,546	1,778,686
Methode Electronics Inc	188,712	2,177,736
MicroVision Inc (b)(c)	1,461,745	886,841
Mirion Technologies Inc Class A (c)	1,266,501	23,151,638
MultiSensor AI Holdings Inc (b)(c)	7,980	46,364
Napco Security Technologies Inc	184,651	6,929,952
Neonode Inc (c)	78,520	134,269
nLight Inc (c)	286,381	21,226,560
Nortech Systems Inc (c)	6,076	90,715
Novanta Inc (b)(c)	183,440	29,227,495
OSI Systems Inc (c)	80,138	17,369,912
Ouster Inc Class A (c)	310,637	14,304,834
PC Connection Inc	58,978	4,104,279
Plexus Corp (c)	137,476	36,893,059
Powerfleet Inc NJ (b)(c)	631,955	2,470,944
Ralliant Corp	577,746	35,745,145
Research Frontiers Inc (c)	141,992	109,334
RF Industries Ltd (b)(c)	47,959	848,395
Richardson Electronics Ltd/United States	66,455	1,128,406
Rogers Corp (c)	86,563	12,250,396
Sanmina Corp (c)	281,572	73,132,696
ScanSource Inc (c)	103,384	4,783,578
SmartRent Inc Class A (b)(c)	848,140	1,068,656
Sobr Safe Inc (b)(c)	15,977	18,213
Sono-Tek Corp (c)	54,223	267,862
Syntec Optics Holdings Inc Class A (b)(c)	33,233	330,668
TD SYNNEX Corp	386,939	101,099,422
TTM Technologies Inc (c)	532,728	92,545,508
Universal Safety Products Inc	9,856	67,908
VerifyMe Inc (c)	87,667	56,344
Vishay Intertechnology Inc (b)	632,673	32,930,630
Vishay Precision Group Inc (c)	63,495	7,956,558
Vontier Corp	731,584	20,762,354
Vuzix Corp (b)(c)	353,830	1,627,618
Wrap Technologies Inc (b)(c)	206,939	270,055
		1,322,971,826
IT Services - 3.7%
Applied Digital Corp (b)(c)	1,284,030	60,708,938
Backblaze Inc Class A (c)	299,774	2,482,129
BigBear.ai Holdings Inc (b)(c)	2,262,846	11,404,744
BlockchAIn Digital Infrastructure Inc (b)	2,030	6,943
Brand Engagement Network Inc Class A (b)(c)	21,504	319,119
Castellum Inc (b)(c)	446,779	378,824
CISO Global Inc (b)(c)	324,188	144,393
Cloudastructure Inc Class A (b)(c)	184,288	89,564
Cloudflare Inc Class A (c)	1,636,588	395,759,710
Commerce.com Inc (c)	281,879	882,281
CoreWeave Inc Class A (c)	1,245,521	136,421,915
Crexendo Inc (c)	87,764	867,108
CSP Inc	45,327	448,284
Data Storage Corp (b)(c)	13,895	51,828
DigitalOcean Holdings Inc (b)(c)	409,828	63,912,677
DXC Technology Co (c)	888,912	8,809,118
Everforth Inc (c)	223,319	5,064,875
Fastly Inc Class A (c)	726,697	12,909,772
Fusemachines Inc (b)	73,247	104,743
Glimpse Group Inc/The (c)	90,405	75,217
Grid Dynamics Holdings Inc (b)(c)	349,191	2,514,175
Hackett Group Inc/The	121,436	1,400,157
Information Services Group Inc	195,339	880,979
Kyndryl Holdings Inc (c)	1,184,618	14,772,186
MongoDB Inc Class A (c)	419,668	140,819,597
Okta Inc Class A (c)	874,839	107,841,404
Rackspace Technology Inc (b)(c)	529,410	2,737,050
Research Solutions Inc/CA (c)	166,334	362,608
Snowflake Inc (c)	1,764,495	450,916,697
TSS Inc/MD (b)(c)	124,529	2,052,238
Tucows Inc Class A (b)(c)	51,591	782,120
Twilio Inc Class A (c)	781,962	149,073,236
Unisys Corp (c)	191,707	879,935
Whitefiber Inc (b)	51,766	1,539,521
WidePoint Corp (b)(c)	43,585	492,075
XTI Aerospace Inc (c)	183,285	331,746
		1,578,237,906
Semiconductors & Semiconductor Equipment - 6.9%
ACM Research Inc Class A (c)	275,899	23,881,817
Aehr Test Systems (c)	148,995	13,756,708
Aeluma Inc (b)(c)	59,145	1,276,349
Alpha & Omega Semiconductor Ltd (c)	128,524	5,828,563
Ambarella Inc (c)	209,351	15,110,955
Ambiq Micro Inc	35,975	2,865,769
Amkor Technology Inc	586,920	40,826,155
Amtech Systems Inc (c)	56,910	1,210,476
Ascent Solar Technologies Inc (b)(c)	41,068	305,135
Astera Labs Inc (c)	684,846	234,799,451
Atomera Inc (b)(c)	168,002	1,676,660
Axcelis Technologies Inc (c)	158,905	23,900,901
AXT Inc (b)(c)	300,168	30,965,331
Blaize Holdings Inc Class A (b)(c)	309,216	544,220
Cerebras Systems Inc Class A (c)	154,952	36,722,074
CEVA Inc (b)(c)	140,569	5,619,949
Cirrus Logic Inc (c)	263,101	44,714,015
Cohu Inc (b)(c)	242,113	12,771,461
Credo Technology Group Holding Ltd (c)	819,937	193,529,730
CVD Equipment Corp (c)	29,057	173,180
Diodes Inc (c)	235,032	24,753,570
Enphase Energy Inc (b)(c)	674,272	46,093,234
Entegris Inc (b)	784,030	108,815,524
Everspin Technologies Inc (b)(c)	97,253	2,565,534
FormFactor Inc (c)	400,000	49,836,000
GCT Semiconductor Holding Inc Class A (b)(c)	230,798	777,789
GSI Technology Inc (b)(c)	154,474	1,533,154
Ichor Holdings Ltd (c)	178,254	12,748,726
Ideal Power Inc (c)	40,549	301,685
Impinj Inc (c)	139,325	21,038,075
inTEST Corp (c)	61,878	1,042,026
Kopin Corp (b)(c)	946,174	5,402,654
Lattice Semiconductor Corp (c)	705,585	103,777,442
MACOM Technology Solutions Holdings Inc (c)	332,867	121,376,623
Marvell Technology Inc	4,497,694	922,027,270
MaxLinear Inc (c)	419,152	38,951,795
MKS Inc	346,690	112,417,699
Mobix Labs Inc Class A (b)(c)	46,946	112,670
Navitas Semiconductor Corp Class A (b)(c)	1,020,913	27,156,286
NVE Corp	25,553	2,502,661
Onto Innovation Inc (c)	256,389	66,209,895
PDF Solutions Inc (c)	190,055	9,280,386
Penguin Solutions Inc (c)	247,836	13,836,684
Peraso Inc (c)	55,269	61,349
Photronics Inc (c)	301,598	9,756,695
Pixelworks Inc (c)	28,260	196,972
Power Integrations Inc	287,552	24,154,368
Qorvo Inc (c)	435,670	45,117,985
QuickLogic Corp (b)(c)	80,844	1,675,896
Rambus Inc (c)	555,645	80,824,122
Rigetti Computing Inc Class A (b)(c)	1,700,094	43,420,401
Semtech Corp (c)	477,250	72,799,715
Silicon Laboratories Inc (c)	170,148	37,024,205
SiTime Corp (c)	113,910	80,898,882
SkyWater Technology Inc (c)	145,974	5,690,067
SolarEdge Technologies Inc (b)(c)	309,528	23,632,463
Synaptics Inc (b)(c)	198,638	27,269,025
Trio-Tech International (b)(c)	25,871	328,820
Ultra Clean Holdings Inc (c)	234,931	20,103,046
Universal Display Corp	229,177	21,111,785
Veeco Instruments Inc (c)	312,154	17,992,557
Wolfspeed Inc (b)	147,187	8,725,245
		2,903,819,879
Software - 5.8%
8x8 Inc (c)	729,917	1,510,928
A10 Networks Inc	369,835	11,146,827
ACCESS Newswire Inc (c)	46,672	301,501
ACI Worldwide Inc (c)	533,566	23,300,827
Adeia Inc	566,540	15,137,949
Agilysys Inc (c)	132,317	11,453,360
Airship AI Holdings Inc Class A (b)(c)	117,995	356,345
Alarm.com Holdings Inc (c)	258,180	11,646,500
Alkami Technology Inc (b)(c)	409,184	7,434,873
Alpha Modus Holdings Inc Class A (b)(c)	308,563	70,784
American Bitcoin Corp Class A (b)(c)	735,087	830,648
Amplitude Inc Class A (c)	494,048	3,863,455
Appfolio Inc Class A (c)	126,027	20,311,772
Appian Corp Class A (c)	208,881	4,887,815
Arteris Inc (c)	169,266	6,085,113
Asana Inc Class A (b)(c)	482,145	3,712,517
Atlassian Corp Class A (c)	875,886	94,254,093
Auddia Inc (b)(c)	12,839	18,103
AudioEye Inc (c)	50,970	391,450
Aurora Innovation Inc Class A (b)(c)	6,417,767	47,106,410
authID Inc (b)(c)	96,598	123,645
AvePoint Inc Class A (c)	732,125	7,987,484
Aware Inc/MA (c)	68,017	103,386
Banzai International Inc Class A (b)(c)	5,115	19,846
Bentley Systems Inc Class B	770,641	25,153,722
BILL Holdings Inc (c)	456,876	16,913,550
Bit Digital Inc (b)(c)	1,692,080	3,418,002
BitMine Immersion Technologies Inc (b)	2,345,479	45,197,380
Blackbaud Inc (c)	186,196	5,714,355
BlackLine Inc (b)(c)	259,811	7,638,443
Blend Labs Inc Class A (b)(c)	1,170,633	2,095,433
Box Inc Class A (c)	741,884	20,001,193
Braze Inc Class A (c)	508,606	13,035,572
Bridgeline Digital Inc (c)	51,838	63,761
BTCS Inc	202,590	318,066
Btcs Inc Series V (d)	38,570	0
C3.ai Inc Class A (b)(c)	652,928	7,032,035
Ccc Intelligent Solutions Holdings Inc Class A (c)	3,035,135	14,265,135
Cerence Inc (c)	234,196	3,011,761
CID Holdco Inc	280,372	39,280
Cipher Digital Inc (b)(c)	1,506,813	35,636,127
Circle Internet Group Inc Class A (c)	278,932	31,519,316
Cleanspark Inc (b)(c)	1,314,259	24,037,797
Clear Secure Inc Class A	456,568	25,316,696
Clearwater Analytics Holdings Inc Class A (c)	1,491,488	36,302,818
Commvault Systems Inc (c)	225,651	26,796,056
Consensus Cloud Solutions Inc (b)(c)	98,485	3,382,960
Core Scientific Inc (b)(c)	1,598,162	42,910,650
CS Disco Inc (c)	111,402	444,494
CXApp Inc Class A (b)(c)	590,997	122,632
Daily Journal Corp (b)(c)	4,732	2,447,012
Datacentrex Inc (b)(c)	128,607	297,082
Digimarc Corp (b)	87,645	1,288,382
Digital Turbine Inc (b)(c)	562,021	4,934,544
Docusign Inc (c)	1,031,317	54,164,769
Dolby Laboratories Inc Class A	314,893	17,574,178
Domo Inc Class B (b)(c)	184,404	768,965
Dropbox Inc Class A (c)	901,477	24,231,702
Duos Technologies Group Inc (b)(c)	76,496	1,032,696
Dynatrace Inc (c)	1,537,380	65,477,014
eGain Corp (c)	91,943	683,136
Elastic NV (c)	475,443	30,761,162
EverCommerce Inc (b)(c)	94,392	1,061,910
Exodus Movement Inc Class A (b)(c)	34,574	246,167
Expensify Inc Class A (c)	257,660	301,462
Five9 Inc (c)	404,587	9,851,693
Freshworks Inc Class A (c)	1,080,626	10,492,878
Gitlab Inc Class A (c)	737,666	22,904,529
Gloo Holdings Inc Class A (b)	64,117	352,002
Greenidge Generation Holdings Inc Class A (b)(c)	90,980	141,019
Guidewire Software Inc (c)	438,140	66,890,834
HubSpot Inc (c)	272,099	60,033,202
Hut 8 Corp (United States) (c)	495,757	61,885,346
I3 Verticals Inc Class A (b)(c)	101,761	2,071,854
Intapp Inc (c)	288,471	6,660,795
Intellicheck Inc (c)	106,471	470,602
Intellinetics Inc (c)	15,804	99,091
InterDigital Inc (b)	132,356	33,365,624
Intrusion Inc (b)(c)	234,669	194,775
Inuvo Inc (b)(c)	74,719	119,550
Iveda Solutions Inc (b)(c)	219,230	86,815
Kaltura Inc (c)	564,240	863,287
Klaviyo Inc Class A (b)(c)	754,256	11,947,415
Life360 Inc (b)(c)	406,053	17,253,192
LivePerson Inc (b)(c)	86,216	195,710
LiveRamp Holdings Inc (c)	323,142	12,137,214
LM Funding America Inc (b)(c)	193,760	50,959
Manhattan Associates Inc (c)	307,846	46,192,292
MARA Holdings Inc (b)(c)	1,942,748	27,936,716
Marin Software Inc (c)(d)	14,773	7,185
Mitek Systems Inc (c)	236,061	4,055,528
MyseumAI Inc (b)(c)	32,076	56,775
N-able Inc/US (b)(c)	197,001	728,904
nCino Inc (c)	542,300	8,720,184
NCR Voyix Corp (b)(c)	723,713	5,203,496
Netskope Inc Class A (b)(c)	443,660	5,386,032
NetSol Technologies Inc (c)	83,045	386,990
NextNav Inc Class A (b)(c)	460,602	9,497,613
NextTrip Inc (b)(c)	75,088	167,446
Nutanix Inc Class A (c)	1,396,382	72,709,611
OneSpan Inc	201,164	2,904,808
Ooma Inc (c)	132,378	2,336,472
PagerDuty Inc (c)	480,235	4,778,338
PAR Technology Corp (b)(c)	103,862	1,603,629
Pegasystems Inc	472,694	16,889,357
Phunware Inc (c)	111,402	227,260
Pivotal Software Inc rights (c)(d)	413,656	4
Porch Group Inc (c)	513,095	5,346,450
Procore Technologies Inc (c)	615,312	30,451,791
Progress Software Corp (c)	218,840	7,184,517
Q2 Holdings Inc (c)	323,878	15,335,623
Qualys Inc (c)	185,777	20,303,568
Rapid7 Inc (c)	307,923	2,580,395
REalloys Inc (b)(c)	13,899	127,315
REalloys Inc rights (c)(d)	13,201	0
reAlpha Tech Corp (b)(c)	21,972	54,710
Red Violet Inc (c)	68,924	3,917,640
Rekor Systems Inc (b)(c)	746,746	623,906
ReposiTrak Inc (b)	67,608	698,391
Rimini Street Inc (c)	249,206	974,395
RingCentral Inc Class A	392,741	17,009,613
Riot Platforms Inc (c)	1,664,694	45,129,854
Rubrik Inc Class A (c)	782,060	61,493,378
SailPoint Inc (b)(c)	380,589	7,166,491
Samsara Inc Class A (c)	1,845,718	64,581,673
SentinelOne Inc Class A (c)	1,704,307	28,206,281
ServiceTitan Inc Class A (c)	297,028	21,492,946
Silvaco Group Inc (c)	41,837	404,145
Smith Micro Software Inc (c)	241,309	209,939
Soluna Holdings Inc (b)(c)	298,599	507,618
SoundHound AI Inc Class A (b)(c)	2,006,972	18,062,748
SoundThinking Inc (c)	74,525	559,683
Sprinklr Inc Class A (c)	650,792	3,631,419
Sprout Social Inc Class A (c)	286,216	2,140,896
SPS Commerce Inc (c)	173,388	9,839,769
Strategy Inc Class A (b)(c)	1,616,420	257,156,259
T Stamp Inc Class A (b)(c)	76,442	179,639
Tao Synergies Inc (b)(c)	36,368	152,746
TaoWeave Inc (b)(c)	68,310	92,902
Telos Corp (c)	274,893	1,316,737
Tenable Holdings Inc (c)	614,273	17,340,927
Teradata Corp (c)	482,620	16,433,211
Terawulf Inc (b)(c)	1,946,092	49,742,112
TON Strategy Co (b)(c)	247,974	986,937
UiPath Inc Class A (b)(c)	2,219,102	26,007,875
Unity Software Inc (c)	1,785,454	54,402,783
Upland Software Inc (c)	217,034	195,982
Varonis Systems Inc (c)	608,687	20,786,661
Veea Inc Class A (c)	182,186	110,131
Veritone Inc (b)(c)	424,227	899,361
Vertex Inc Class A (c)	384,194	5,128,990
Via Transportation Inc Class A (c)	57,733	879,274
Viant Technology Inc Class A (c)	88,834	1,129,968
VirnetX Holding Corp (b)(c)	20,769	362,419
Weave Communications Inc (b)(c)	354,351	2,133,193
Workiva Inc Class A (c)	271,667	13,523,583
Xperi Inc (c)	171,607	1,364,276
Yext Inc (c)	304,782	1,273,989
Zeta Global Holdings Corp Class A (b)(c)	1,047,907	23,986,591
Zoom Communications Inc Class A (c)	1,369,236	139,100,686
Zscaler Inc (c)	526,923	73,626,951
		2,471,899,409
Technology Hardware, Storage & Peripherals - 0.7%
Ainos Inc (b)(c)	48,596	115,658
AstroNova Inc (c)	38,750	605,275
Boxlight Corp Class A (b)(c)	27,360	24,080
Corsair Gaming Inc (b)(c)	124,270	1,508,638
Corvex Inc	4,937	93,803
CPI Card Group Inc (c)	32,507	551,644
Diebold Nixdorf Inc (b)(c)	183,188	14,863,874
DNA X Inc (b)(c)	8,027	34,998
Eastman Kodak Co (c)	367,912	3,649,687
Everpure Inc Class A (c)	1,618,236	128,665,944
Foxx Development Holdings Inc (c)	8,240	21,918
GPGI Inc Class A	932,681	11,341,401
Immersion Corp	167,730	1,086,890
IonQ Inc (b)(c)	1,827,333	131,695,890
One Stop Systems Inc (b)(c)	113,847	2,069,738
Quantum Computing Inc (b)(c)	989,320	11,832,267
Quantum Corp (b)(c)	44,042	427,648
Socket Mobile Inc (b)(c)	45,899	43,609
TransAct Technologies Inc (c)	50,552	225,967
Turtle Beach Corp (b)(c)	79,282	1,033,837
Virtuix Holdings Inc (b)	108,795	402,542
Xerox Holdings Corp (b)	641,605	2,078,800
Xerox Holdings Corp warrants 2/14/2028 (c)	3,683	1,584
		312,375,692
TOTAL INFORMATION TECHNOLOGY		8,903,240,341
Materials - 4.4%
Chemicals - 1.6%
AdvanSix Inc	141,304	3,170,862
Alto Ingredients Inc (c)	401,036	2,185,646
American Vanguard Corp (c)	162,311	418,762
Arq Inc (c)	178,060	491,446
Ascent Industries Co (b)(c)	25,594	346,799
Ashland Inc	237,829	13,770,299
ASP Isotopes Inc (b)(c)	571,961	4,449,857
Aspen Aerogels Inc (c)	362,884	2,322,458
Avient Corp	474,537	16,808,101
Axalta Coating Systems Ltd (c)	1,091,766	33,593,640
Balchem Corp	165,433	25,928,314
Cabot Corp	269,893	23,618,336
Celanese Corp	562,327	29,876,434
Chemours Co/The	775,510	17,185,302
Core Molding Technologies Inc (c)	37,737	893,990
Eastman Chemical Co	587,435	44,568,693
Ecovyst Inc (c)	587,047	7,743,150
Element Solutions Inc	1,173,059	49,772,893
Flotek Industries Inc (b)(c)	71,392	1,424,270
FMC Corp	652,428	8,912,166
Hawkins Inc	108,002	16,715,470
HB Fuller Co (b)	281,057	18,010,133
Huntsman Corp	850,937	13,061,883
Ingevity Corp (c)	185,156	12,557,280
Innospec Inc	128,150	10,628,761
Intrepid Potash Inc (b)(c)	54,192	2,117,281
Koppers Holdings Inc (b)	101,659	4,147,687
Kronos Worldwide Inc	121,430	873,082
LSB Industries Inc (c)	280,166	3,513,282
Mativ Holdings Inc	285,216	2,532,718
Minerals Technologies Inc	160,752	12,381,119
NewMarket Corp	40,112	31,029,841
Northern Technologies International Corp	40,943	327,544
Novusterra Inc (b)(c)(d)	24,632	0
Olin Corp	589,780	15,257,609
Origin Materials Inc Class A (b)(c)	23,459	34,953
Perimeter Solutions Inc (c)	721,703	23,296,573
PureCycle Technologies Inc (b)(c)	736,993	9,131,343
Quaker Chemical Corp (b)	70,935	10,181,301
Rayonier Advanced Materials Inc (c)	348,125	3,185,344
RPM International Inc	660,531	69,996,470
Scotts Miracle-Gro Co/The	231,477	13,657,143
Sensient Technologies Corp	217,024	24,708,182
Solesence Inc (c)	95,662	117,664
Solstice Advanced Materials Inc	817,709	68,875,629
Stepan Co	112,769	5,959,842
Tronox Holdings PLC	618,872	4,920,032
Valhi Inc	20,650	297,154
Westlake Corp	172,677	14,993,544
		679,990,282
Construction Materials - 0.5%
Amrize Ltd (United States) (b)	2,649,239	144,092,109
Eagle Materials Inc	161,487	35,717,695
Knife River Corp (c)	293,170	23,016,777
Smith-Midland Corp (b)(c)	22,618	724,906
United States Lime & Minerals Inc	54,436	6,205,160
		209,756,647
Containers & Packaging - 0.4%
AptarGroup Inc	330,092	38,241,158
Crown Holdings Inc	577,910	54,947,684
Graphic Packaging Holding CO	1,537,455	17,311,743
Greif Inc Class A	126,866	8,034,424
Greif Inc Class B	25,634	2,058,410
Myers Industries Inc	193,255	4,406,214
O-I Glass Inc (c)	793,343	6,941,751
Ranpak Holdings Corp Class A (b)(c)	223,527	1,542,336
Silgan Holdings Inc	454,566	17,073,499
Sonoco Products Co	510,891	24,870,174
TriMas Corp	166,782	6,826,387
		182,253,780
Metals & Mining - 1.8%
5E Advanced Materials Inc (c)	143,101	264,737
Adapti Inc (c)	934	2,838
Alcoa Corp	1,336,120	103,736,357
Alpha Metallurgical Resources Inc (c)	55,964	11,135,157
American Battery Technology Co (b)(c)	682,517	2,463,886
Ampco-Pittsburgh Corp (c)	60,604	686,037
Century Aluminum Co (c)	274,973	18,139,969
Cleveland-Cliffs Inc (b)(c)	2,937,488	39,949,837
Coeur Mining Inc	5,336,927	103,109,430
Commercial Metals Co	570,417	43,380,213
Compass Minerals International Inc (c)	180,176	5,751,218
Contango Silver & Gold Inc (b)(c)	140,268	2,820,789
Dakota Gold Corp (b)(c)	525,748	3,028,308
Friedman Industries Inc (b)	32,833	767,636
Gold Resource Corp (c)	711,519	989,011
Hecla Mining Co	3,453,862	61,375,128
Hycroft Mining Holding Corp (b)(c)	352,228	11,641,135
Idaho Strategic Resources Inc (c)	74,241	2,903,566
Inno Holdings Inc (b)(c)	2,784	3,536
Ivanhoe Electric Inc / US (b)(c)	554,001	7,456,853
Kaiser Aluminum Corp	83,035	15,115,691
Materion Corp	106,383	23,408,515
Metallus Inc (c)	187,050	3,675,533
MP Materials Corp (b)(c)	693,737	44,884,784
Paramount Gold Nevada Corp (b)(c)	340,656	470,105
Ramaco Resources Inc Class A (b)(c)	200,237	3,125,700
Ramaco Resources Inc Class B	47,159	542,800
ReElement Technologies Corp (b)(c)(d)	97,452	0
Reliance Inc	269,740	102,708,900
Royal Gold Inc	418,195	93,876,414
Ryerson Holding Corp	230,180	6,583,148
Solitario Resources Corp (c)	405,522	342,382
SunCoke Energy Inc	448,074	4,037,147
Tredegar Corp (c)	155,062	1,211,034
United States Antimony Corp (b)(c)	616,266	5,534,069
US Gold Corp (b)(c)	67,227	1,085,044
USA Rare Earth Inc Class A (b)(c)	885,565	24,804,676
Warrior Met Coal Inc	270,107	25,535,916
Worthington Steel Inc	168,539	7,110,660
		783,658,159
Paper & Forest Products - 0.1%
Clearwater Paper Corp (c)	91,095	1,484,849
Louisiana-Pacific Corp	327,283	24,997,876
Magnera Corp (c)	173,774	1,975,810
Sylvamo Corp	171,053	6,717,251
		35,175,786
TOTAL MATERIALS		1,890,834,654
Real Estate - 5.0%
Diversified REITs - 0.4%
AH Realty Trust Inc Class A	446,073	3,037,757
Alpine Income Property Trust Inc	71,172	1,371,484
American Assets Trust Inc	257,929	6,009,746
Broadstone Net Lease Inc Class A	978,050	19,785,952
CTO Realty Growth Inc	166,346	3,418,410
Essential Properties Realty Trust Inc	1,089,492	33,316,665
Generation Income Properties Inc (b)(c)	114,974	23,662
Gladstone Commercial Corp	265,120	3,343,163
Global Net Lease Inc	1,042,303	9,766,379
Mackenzie Realty Capital Inc (c)	30,040	69,392
Modiv Industrial Inc Class C	58,735	1,066,628
NexPoint Diversified Real Estate Trust	234,328	1,251,312
Presidio Property Trust Inc Class A (b)(c)	7,017	19,507
WP Carey Inc	1,133,389	84,346,810
		166,826,867
Health Care REITs - 0.7%
American Healthcare REIT Inc	917,770	44,869,775
CareTrust REIT Inc	1,154,485	47,126,078
Chiron Real Estate Inc	70,273	2,532,639
Community Healthcare Trust Inc	151,298	2,605,352
Diversified Healthcare Trust	940,522	7,825,143
Healthcare Realty Trust Inc	1,795,037	35,757,137
LTC Properties Inc	250,397	9,367,352
Medical Properties Trust Inc (b)	2,366,004	12,090,280
National Health Investors Inc	247,734	18,156,425
Omega Healthcare Investors Inc	1,527,184	71,411,124
Sabra Health Care REIT Inc	1,311,256	26,080,882
Sila Realty Trust Inc	290,055	8,771,263
Strawberry Fields REIT Inc	39,386	516,743
Universal Health Realty Income Trust	69,390	2,876,216
		289,986,409
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	1,140,433	16,752,961
Ashford Hospitality Trust Inc (c)	46,508	143,245
Braemar Hotels & Resorts Inc	348,830	858,122
Chatham Lodging Trust	275,073	2,984,542
DiamondRock Hospitality Co	1,064,772	11,701,844
InnSuites Hospitality Trust	15,089	23,236
Park Hotels & Resorts Inc	1,061,690	12,878,300
Pebblebrook Hotel Trust	596,617	9,098,409
RLJ Lodging Trust	802,152	7,804,939
Ryman Hospitality Properties Inc	324,108	37,314,554
Service Properties Trust	3,005,613	5,380,047
Summit Hotel Properties Inc	581,976	3,358,002
Sunstone Hotel Investors Inc	1,003,530	10,858,195
Xenia Hotels & Resorts Inc	499,263	8,672,198
		127,828,594
Industrial REITs - 0.6%
Americold Realty Trust Inc	1,480,596	23,230,551
EastGroup Properties Inc	275,172	55,559,979
First Industrial Realty Trust Inc	684,861	42,372,350
Industrial Logistics Properties Trust	316,895	2,842,548
Lineage Inc (b)	298,351	13,249,768
LXP Industrial Trust	308,440	15,927,842
One Liberty Properties Inc	91,343	2,151,127
Rexford Industrial Realty Inc	1,191,393	42,258,710
STAG Industrial Inc Class A	984,561	37,285,325
Terreno Realty Corp	539,263	35,424,186
		270,302,386
Office REITs - 0.4%
Brandywine Realty Trust	988,230	3,063,513
COPT Defense Properties	588,150	18,856,089
Cousins Properties Inc	878,534	23,553,497
Creative Media & Community Trust Corp (c)	122	553
Douglas Emmett Inc	661,923	7,704,784
Easterly Government Properties Inc	245,183	5,879,488
Empire State Realty Trust Inc Class A	505,447	2,896,211
Franklin Street Properties Corp	677,127	357,049
Highwoods Properties Inc	577,706	15,078,127
Hudson Pacific Properties Inc (c)	286,393	3,430,988
JBG SMITH Properties	242,073	3,551,211
Kilroy Realty Corp	570,432	19,548,705
NET Lease Office Properties	86,252	1,035,887
Orion Properties Inc	203,697	607,017
Piedmont Realty Trust Inc Class A1 (c)	662,829	5,508,109
Postal Realty Trust Inc Class A	130,251	3,000,983
SL Green Realty Corp	371,868	16,882,807
Vornado Realty Trust	826,908	27,908,145
		158,863,163
Real Estate Management & Development - 0.5%
Alset Inc (c)	214,873	345,946
Altisource Portfolio Solutions SA (c)	57,810	376,921
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	102,420	21,508
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	102,420	45,987
American Realty Investors Inc (c)	3,276	49,140
American Strategic Investment Co Class A (c)	7,473	64,118
AMREP Corp (c)	14,735	368,670
Avalon GloboCare Corp (c)	44,748	15,975
CKX Lands Inc (c)	7,947	84,437
Compass Inc Class A (c)	3,194,747	26,292,768
Comstock Holding Cos Inc Class A (c)	17,707	269,855
Cushman & Wakefield Ltd	1,205,900	15,001,396
Douglas Elliman Inc (c)	413,155	743,679
eXp World Holdings Inc	342,027	1,682,773
Fathom Holdings Inc (c)	139,542	79,553
Forestar Group Inc (c)	101,965	2,800,979
FRP Holdings Inc (c)	59,545	1,376,085
Howard Hughes Holdings Inc (b)(c)	160,056	10,139,548
InterGroup Corp/The (b)(c)	2,941	113,993
Jones Lang LaSalle Inc (c)	242,967	68,592,014
JW Mays Inc (c)	227	9,570
Kennedy-Wilson Holdings Inc	623,934	6,869,513
La Rosa Holdings Corp Class A (b)(c)	3,324	4,353
Marcus & Millichap Inc	125,780	3,552,027
Maui Land & Pineapple Co Inc (c)	33,131	560,908
Medalist Diversified Inc	2,778	32,086
New Concept Energy Inc (b)(c)	26,960	20,355
Newmark Group Inc Class A	831,174	11,611,501
Offerpad Solutions Inc Class A (b)(c)	204,329	156,516
Opendoor Technologies Inc Class A (b)(c)	4,146,018	20,895,931
RE/MAX Holdings Inc Class A (c)	114,061	1,088,142
RenX Enterprises Corp (c)	5,617	9,324
RMR Group Inc/The Class A (b)	87,938	1,754,363
Seaport Entertainment Group Inc (b)(c)	42,301	1,068,100
Seritage Growth Properties Class A (c)	192,965	495,920
St Joe Co/The	206,329	13,128,714
Star Holdings (b)(c)	73,045	648,640
Stratus Properties Inc (c)	34,305	980,951
Tejon Ranch Co (b)(c)	130,233	2,517,404
Transcontinental Realty Investors Inc (c)	5,817	225,467
Zillow Group Inc Class A (b)(c)	257,216	9,095,158
Zillow Group Inc Class C (c)	890,876	31,180,660
		234,370,948
Residential REITs - 0.5%
American Homes 4 Rent Class A	1,687,672	54,140,518
Bluerock Homes Trust Inc Class A	20,092	200,116
BRT Apartments Corp	56,090	812,744
Centerspace	88,710	5,986,151
Clipper Realty Inc	109,432	343,616
Equity LifeStyle Properties Inc	1,000,486	61,800,020
Independence Realty Trust Inc	1,243,117	20,175,789
NexPoint Residential Trust Inc	119,190	3,463,661
Sun Communities Inc	601,926	74,434,170
UMH Properties Inc	430,366	6,464,097
		227,820,882
Retail REITs - 0.8%
Acadia Realty Trust	688,677	15,164,668
Agree Realty Corp	622,007	46,121,819
Alexander's Inc	11,488	2,827,312
Brixmor Property Group Inc	1,587,410	48,511,250
CBL & Associates Properties Inc	80,758	3,883,652
Curbline Properties Corp	504,635	14,700,018
FrontView REIT Inc	119,300	2,116,382
Getty Realty Corp	289,641	9,422,022
InvenTrust Properties Corp	405,685	13,440,344
Kite Realty Group Trust	1,125,177	30,852,353
Macerich Co/The	1,409,295	31,737,323
NETSTREIT Corp (b)	508,667	10,305,593
NNN REIT Inc	986,614	43,914,189
Phillips Edison & Co Inc	635,547	25,517,212
Saul Centers Inc	68,346	2,368,872
SITE Centers Corp	279,617	1,412,066
Tanger Inc	597,014	21,534,295
Urban Edge Properties	657,363	14,751,226
Wheeler Real Estate Investment Trust Inc (b)(c)	2,795	2,906
Whitestone REIT	233,747	4,459,893
		343,043,395
Specialized REITs - 0.8%
CubeSmart	1,178,170	47,126,800
EPR Properties	389,012	22,193,135
Farmland Partners Inc	203,607	2,091,044
Four Corners Property Trust Inc	575,961	14,341,429
Gaming and Leisure Properties Inc	1,463,694	68,749,708
Gladstone Land Corp	194,917	1,847,813
Global Self Storage Inc	68,233	352,082
Lamar Advertising Co Class A	448,938	68,445,087
Millrose Properties Inc Class A	804,387	22,699,801
National Storage Affiliates Trust	363,492	15,502,934
Outfront Media Inc	747,420	24,096,821
Rayonier Inc	1,426,860	29,807,105
Safehold Inc	252,320	3,777,230
Smartstop Self Storage REIT Inc	290,730	9,085,313
		330,116,302
TOTAL REAL ESTATE		2,149,158,946
Utilities - 1.9%
Electric Utilities - 0.6%
Genie Energy Ltd Class B	107,237	1,488,450
Hawaiian Electric Industries Inc (b)(c)	894,659	11,898,965
IDACORP Inc	276,912	38,842,446
MGE Energy Inc	189,330	14,294,415
OGE Energy Corp	1,056,183	49,883,523
Oklo Inc Class A (b)(c)	636,125	42,544,040
Otter Tail Corp	216,824	18,789,968
Portland General Electric Co	582,531	29,196,454
TXNM Energy Inc	504,854	29,892,405
		236,830,666
Gas Utilities - 0.5%
Chesapeake Utilities Corp	122,744	15,136,790
MDU Resources Group Inc	1,060,654	22,358,586
National Fuel Gas Co	488,566	37,741,724
New Jersey Resources Corp	521,216	28,797,184
Northwest Natural Holding Co	216,684	10,507,007
ONE Gas Inc	310,863	24,166,490
RGC Resources Inc	41,861	964,895
Southwest Gas Holdings Inc	332,400	28,656,204
Spire Inc	306,518	25,214,171
UGI Corp	1,104,849	38,581,327
		232,124,378
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy Inc Class C	612,329	25,203,462
Fervo Energy Co (c)	356,164	13,056,972
Hallador Energy Co (c)	197,713	3,807,952
Montauk Renewables Inc (c)	350,453	609,788
Ormat Technologies Inc	313,361	43,002,530
Spruce Power Holding Corp Class A (c)	102,100	294,048
Talen Energy Corp (c)	235,932	91,258,498
		177,233,250
Multi-Utilities - 0.1%
Avista Corp	424,163	17,590,040
Black Hills Corp (b)	390,667	28,448,371
Northwestern Energy Group Inc	315,409	22,271,029
Unitil Corp	94,215	4,713,576
		73,023,016
Water Utilities - 0.3%
American States Water Co	200,716	15,509,325
Artesian Resources Corp Class A	45,119	1,467,270
Cadiz Inc (b)(c)	292,235	1,426,107
California Water Service Group	310,986	14,025,469
Consolidated Water Co Ltd	77,129	2,327,753
Essential Utilities Inc	1,467,514	54,136,591
Global Water Resources Inc	70,422	513,376
H2O America	189,967	10,985,792
Middlesex Water Co	93,724	4,923,322
Pure Cycle Corp (c)	109,826	1,136,699
York Water Co/The	65,924	1,971,128
		108,422,832
TOTAL UTILITIES		827,634,142
TOTAL UNITED STATES		41,689,699,167
TOTAL COMMON STOCKS (Cost $26,609,105,457)		42,677,211,671

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A (b)	30,107	68,066
Health Care - 0.0%
Pharmaceuticals - 0.0%
Jaguar Health Inc (b)(d)	3,440	0
Nutriband Inc non-voting shares (b)(d)	6,995	0
TOTAL HEALTH CARE		0
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8%	86	1,660
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (b)(d)	534	0
Hyperscale Data Inc Series F (c)(d)	582	0
		0
TOTAL INDUSTRIALS		1,660
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (c)(d)	117,390	1
TOTAL UNITED STATES		69,727
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $8,060)		69,727

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (g) (Cost $4,558,381)	3.64	4,592,000	4,558,572

Money Market Funds - 5.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.67	20,264,183	20,268,235
Fidelity Securities Lending Cash Central Fund (h)(i)	3.67	2,296,613,558	2,296,843,220
TOTAL MONEY MARKET FUNDS (Cost $2,317,111,455)			2,317,111,455

TOTAL INVESTMENT IN SECURITIES - 105.4% (Cost $28,930,783,353)	44,998,951,425
NET OTHER ASSETS (LIABILITIES) - (5.4)%	(2,297,088,997)
NET ASSETS - 100.0%	42,701,862,428

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini Russell 2000 Index Contracts (United States)	94	6/2026	13,744,210	1,954,848
CME E-Mini S&P MidCap 400 Index Contracts (United States)	26	6/2026	9,703,200	879,581
TOTAL LONG				2,834,429

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,210,567 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,340,504.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $1,386,265,394.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	75,358,289	620,768,808	675,859,363	405,667	501	-	20,268,235	20,264,183	0.0%
Fidelity Securities Lending Cash Central Fund	2,396,257,538	2,080,285,696	2,179,700,014	6,473,543	-	-	2,296,843,220	2,296,613,558	6.5%
Total	2,471,615,827	2,701,054,504	2,855,559,377	6,879,210	501	-	2,317,111,455

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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